Registration No. 333-38119                                                              April 26, 2002

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                   Post-Effective Amendment No. 8
                                                                 to
                                                              FORM S-6

                                         FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                              OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                                     REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [  ]  immediately upon filing pursuant to paragraph (b)
         [X]  on  May 1, 2002      pursuant to paragraph (b)
                 -----------------
         [  ]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on                   pursuant to paragraph (a)(1) of rule 485
                  -----------------
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Modified Single Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with
         Rule 24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.

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AS SPVLI

                                          RECONCILIATION AND TIE BETWEEN
                                            FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.       Face page

2.       Face page

3.       Not applicable

4.       Distribution of this Offering

5.       The Separate Account

6.       The Separate Account

7.       Not Applicable

8.       Not Applicable

9.       Legal Proceedings

10.      Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate
                           Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders;
                           Transfers and Allocation Services; Safekeeping of the Assets

11.      Face page; Variable Investment Options

12.      Face page; Variable Investment Options

13.      Costs; Variable Investment Options; Taxes; Additional Tax Considerations

14.      Buying a Policy - How do I buy a Policy?

15.      Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16.      Buying a Policy - How and When is my Premium Invested?  Variable Investment Options

17.      Partial Withdrawals; Surrenders; Reinstatement; Account Value and Cash Value; Buying a Policy; Pricing
                           Transactions

18.      Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the
                           Assets

19.      Reports

20.      Voting; Safekeeping of the Assets

21.      Loans

22.      Not applicable

23.      Safekeeping of the Assets

24.      Not applicable

25.      Regulation; The Insurance Company

26.      Not applicable

27.      The Insurance Company

28.      Executive Officers and Directors

29.      The Insurance Company

30.      Not applicable

31.      Not applicable

32.      Not applicable

33.      Not applicable

34.      Not applicable

35.      The Insurance Company; Regulation

36.      Not applicable

37.      Not applicable

38.      Distribution of this Offering

39.      Distribution of this Offering

40.      Not applicable

41.      The Insurance Company; Distribution of this Offering

42.      Not applicable

43.      Not applicable

44.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

45.      Not applicable

46.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

47.      Variable Investment Options; The Separate Account

48.      Face Page; The Insurance Company

49.      Not applicable

50.      The Separate Account; Safekeeping of the Assets

51.      Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.      Modification of the Separate Account

53.      Additional Tax Considerations

54.      Not applicable

55.      Not applicable

56.      Not applicable

57.      Not applicable

58.      Not applicable

59.      Audited Consolidated Financial Statement of American Skandia Life Assurance Corporation; Financial
                           Statements for American Skandia Life Assurance Corporation Separate Account F

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes  American  Skandia SPVLI,  a modified  single  premium  variable life insurance  policy being offered by
American  Skandia Life  Assurance  Corporation  ("we," "our," "us,"  "American  Skandia," or "the  Company"),  One Corporate  Drive,
Shelton,  Connecticut,  06484.  This Prospectus also describes AS Trophy, a prior version of the Policy we no longer offer but which we continue to administer (see "Appendix E - Prior  Policies").  The policy may be offered as individual  coverage or as an interest in a group policy.  This  Prospectus  provides a detailed  discussion of matters you should  consider  before buying a policy.  This policy or certain of its  investment  options may not be  available  in all  jurisdictions.  Various  rights and benefits may differ between  jurisdictions  to meet applicable law and/or  regulations.  In particular,  please refer to Appendix D for a description of certain provisions that apply to AS Trophy Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering a type of cash value life insurance  called  "modified single premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|      The coverage is called "life  insurance"  because a death benefit  becomes  payable to a beneficiary  upon the death of the insured person (if there is a second insured,  the death benefit is payable upon the death of the last surviving  insured).  It is "cash value" life insurance  because,  in addition to a death benefit,  it also provides living benefits for the owner, such as the right to take withdrawals and the right to take loans using the value of the policy as collateral.

|X|      The coverage is called  "modified  single premium" because we do not accept any premium other than the first unless we know about the additional  premium during the underwriting  period or an additional amount is required to keep the policy from being cancelled.

|X|      The  coverage is  "variable"  because you can  allocate  all or part of your  premium to variable  investment  options that invest in an  underlying  mutual  fund or a portfolio  of an  underlying  mutual  fund.  The  variable  investment  options are sub-accounts of American Skandia Life Assurance  Corporation  Separate Account F ("Account F"). The following underlying mutual funds or portfolios of the following  underlying mutual funds are currently being offered:  American Skandia Trust,  Montgomery
     Variable Series, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,  ProFunds VP
     and The  Prudential  Series Fund,  Inc. A description of the  portfolios of these  underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 16. The  performance  of the variable  investment  options is not guaranteed.  You bear the investment  risk if you allocate funds to these  investment  options because the performance of these investment options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|      The  coverage  also allows you to allocate all or part of your premium to a fixed option to which we credit a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|      We believe this policy will be treated as a "modified  endowment  contract"  under the Internal  Revenue Code (the "Code").
     In general,  the tax treatment of a modified endowment contract's death benefit is similar to that of death benefits under life insurance  policies,  while the tax treatment of the contract's  living  benefits are similar to those of living benefits under deferred  annuities.  This means that in most  circumstances  the beneficiary owes no Federal income tax on the death proceeds.
     However,  most distributions  from such a policy while the insured is alive,  including loans,  withdrawals and surrender,  are taxable  to the  owner,  like  distributions  from a deferred  annuity  before  annuity  payments  begin.  This means that such distributions  are deemed to come first from any gain in the policy.  Any gain is treated as ordinary income and may be subject to a 10% tax penalty if taken before your age 59 1/2.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal  Reserve Board,  or any other agency.  The Policy is subject to investment risks, including the possible loss of value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
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AS SPVLI-PROS (05/2002)             CALL 1-800-752-6342 FOR FURTHER INFORMATION            Prospectus Dated: May 1, 2002
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                                                                                                                                 VLI
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Appendix E-2 - Net Single Premium Factors for Determination of Required Death Benefits
  for AS Trophy Policies..........................................................................................................14

                                                            DEFINITIONS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses, distributions and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any distributions and  charges  thereon,  all  before  assessment  of any  contingent  deferred  sales  charge or Debt.  Account  Value is  determined separately  for each  Sub-account  and each Fixed  Allocation,  as well as for any amounts in the Loan Account,  and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first  Policy Year,  it is the age last  birthday of an Insured as of the Policy Date.  In each  following  Policy Year, it is the age last birthday of an Insured as of the preceding
Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION is the form or combination of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

BENEFICIARY is a person or entity you designate for us to pay any Death Proceeds.  Unless otherwise  specified,  Beneficiary  refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge and Debt.

CASH VALUE  CREDITS  are  amounts we credit to your  Account  Value.  We credit  these  amounts if your total Cash Value on a Policy
Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and before  addition of any interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable  upon the death of the last  surviving
Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that is credited a fixed rate of interest.

GROWTH is a portion of the Account Value.  It equals (a) less (b) less (c), where:  (a) is the total current  Account Value;  (b) is any Debt; and (c) is the Premium less any partial withdrawals treated as a withdrawal of Premium.

GUARANTEED  MINIMUM  DEATH  BENEFIT is the minimum  amount we guarantee is payable as a result of the  Insured's  death,  before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to  specifically  agree in  advance  to accept  communication  regarding  a specific  matter by  telephone  or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life  coverage is issued and as a result of whose death the Death  Proceeds  are  payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MONTHLY  PROCESSING  DAY/DATE is the  Valuation  Day each month when we deduct  charges from the Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates generally occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation  Day, the Monthly  Processing  Date that month will be the next Valuation Day.

NET SINGLE  PREMIUM is the amount that would be required,  according  to the Code and the  regulations  based on the Code,  to fund:
(a) the Policy's Required Death Benefit,  assuming the current Required Death Benefit would not change;  and (b) future benefits and charges  using  assumptions  about:  (i) growth of Account  Value so that it would equal the current  Required  Death Benefit on the
Policy  Anniversary  immediately  following the Insured  reaching Age 100; and (ii) charges,  as provided  pursuant to the Code. The
Net Single Premium depends on the attained age, gender (where  permitted),  tobacco usage class and risk class of each Insured.  The
Net Single  Premium  changes as each Insured ages.  The  applicable  Net Single  Premiums would change if required under the Code or regulations based on the Code.

OFFICE is our administrative office: American Skandia - Variable Life Insurance, P.O. Box 7040, Bridgeport, Connecticut 06601-7040.

OWNER is  either an entity or  person  who may  exercise  the  ownership  rights  provided  by a Policy.  If we issue a  certificate representing  interests in a group life insurance policy,  the rights,  benefits,  and requirements of and the events relating to an
Owner,  as described in this  Prospectus,  will be your rights as  participant  in such group policy.  Unless later  changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is the cash  consideration  you give to us for the rights,  privileges  and benefits  provided by a Policy  according to its terms.  This  includes  Premium paid as of the Issue Date, as shown in the Policy,  and any  additional  consideration  we choose to accept.  Acceptance must occur before completion of the underwriting for the Policy.

REQUIRED  DEATH BENEFIT is not less than the minimum amount due as a result of the Insured's  death pursuant to the applicable  test we apply in accordance  with the Code,  prior to any reduction for Debt.  However,  the factors used to determine the Required Death
Benefit may be higher than required  under the Code  depending on age,  gender (where  permitted),  tobacco usage and risk class and the applicable Policy Year.

SEPARATE  ACCOUNT is our separate  account to which we allocate  assets in relation to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account
F) is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating:  (a) the number of Units allocated to a Sub-account;  and (b) the value of transactions  into or out of a Sub-account  or benefits  based on Account Value in a  Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION  DAY/DATE is every day the New York Stock  Exchange is open for trading or any other day that the  Securities and Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                          SUMMARY OF COSTS

The following is a summary of the cost of the Policies  being offered,  or, in the case of costs that vary from Policy to Policy,  a short description of how such costs are determined.  All of these costs are described in more detail within this Prospectus.

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                               -----------------------------------------------------------------------
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
Mortality & Expense Risk           Policy Years 1 through 15                Policy Years 16+                        Daily
                                   -------------------------                ----------------
Charge                           0.90% per year of the value of      0.25% per year of the value of
                                        each Sub-account                    each Sub-account
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
Cost of Insurance                    Risk Class          Issue Ages 16 - 70       Issue Age 71 - 90                Monthly
(See     Appendix    C    for
information   on   guaranteed                                                                           (Pro-rata  from  the  variable
cost  of   insurance   rates.                                                                           and fixed  investment  options
See the  Prospectus  for cost                                                                           in which you maintain  Account
of   insurance    rates   for                                                                           Value)
Policies   issued   with  two
Insureds.)
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
                               Male - No Tobacco                0.65%                   1.10%
                               Male - Tobacco                   1.10%                   2.50%
                               Female - No Tobacco              .50%                     .60%
                               Female - Tobacco                 .80%                    1.15%
------------------------------                                                  ----------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10     Upon Surrender or Withdrawal
Charge (%)                                                                                                  (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               10.0   9.5     9.0    8.0    7.0    6.0     5.0    4.0    3.0      0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------

Refer to Appendix E of this Prospectus for a Summary of Costs of the AS Trophy Policy.

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
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The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------
                                                     Management        Other         12b-1        Total      Fee          Net
                                                        Fees         Expenses        Fees        Annual       Waivers     Annual
              UNDERLYING PORTFOLIO                                                              Portfolio       and       Portfolio
                                                                                                Operating     Expense     Operating
                                                                                                Expenses    Reimburse-ment Expenses
-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------
American Skandia Trust:  1
  AST Strong International Equity                      0.87%           0.22%         0.05%        1.14%         N/A          1.14%
  AST American Century International Growth            1.00%           0.28%         0.00%        1.28%         N/A          1.28%
  AST DeAM International Equity                        1.00%           0.32%         0.00%        1.32%        0.15%         1.17%
  AST MFS Global Equity                                1.00%           0.40%         0.00%        1.40%         N/A          1.40%
  AST PBHG Small-Cap Growth                            0.90%           0.23%         0.03%        1.16%         N/A          1.16%
  AST DeAM Small-Cap Growth                            0.95%           0.19%         0.03%        1.17%        0.01%         1.16%
  AST Federated Aggressive Growth                      0.95%           0.83%         0.00%        1.78%        0.43%         1.35%
  AST Goldman Sachs Small-Cap Value                    0.95%           0.16%         0.07%        1.18%         N/A          1.18%
  AST Gabelli Small-Cap Value                          0.90%           0.18%         0.00%        1.08%         N/A          1.08%
  AST DeAM Small-Cap Value 2                           0.95%           0.22%         0.02%        1.19%        0.15%         1.04%
  AST Janus Mid-Cap Growth                             1.00%           0.26%         0.08%        1.34%         N/A          1.34%
  AST Neuberger Berman Mid-Cap Growth                  0.90%           0.18%         0.04%        1.12%         N/A          1.12%
  AST Neuberger Berman Mid-Cap Value                   0.90%           0.16%         0.16%        1.22%         N/A          1.22%
  AST Alger All-Cap Growth                             0.95%           0.16%         0.09%        1.20%         N/A          1.20%
  AST Gabelli All-Cap Value                            0.95%           0.24%         0.01%        1.20%         N/A          1.20%
  AST T. Rowe Price Natural Resources                  0.90%           0.20%         0.01%        1.11%         N/A          1.11%
  AST Alliance Growth                                  0.90%           0.19%         0.04%        1.13%         N/A          1.13%
  AST MFS Growth                                       0.90%           0.17%         0.04%        1.11%         N/A          1.11%
  AST Marsico Capital Growth                           0.90%           0.16%         0.02%        1.08%        0.02%         1.06%
  AST JanCap Growth                                    0.90%           0.14%         0.03%        1.07%        0.03%         1.04%
  AST DeAM Large-Cap Growth 2                          0.85%           0.22%         0.02%        1.09%        0.10%         0.99%
  AST DeAM Large-Cap Value                             0.85%           0.22%         0.02%        1.09%        0.10%         0.99%
  AST Alliance/Bernstein Growth + Value                0.90%           0.55%         0.00%        1.45%        0.10%         1.35%
  AST Sanford Bernstein Core Value                     0.75%           0.40%         0.00%        1.15%         N/A          1.15%
  AST Cohen & Steers Realty                            1.00%           0.19%         0.02%        1.21%         N/A          1.21%
  AST Sanford Bernstein Managed Index 500              0.60%           0.16%         0.02%        0.78%         N/A          0.78%
  AST American Century Income & Growth                 0.75%           0.19%         0.00%        0.94%         N/A          0.94%
  AST Alliance Growth and Income                       0.75%           0.14%         0.07%        0.96%        0.02%         0.94%
  AST MFS Growth with Income                           0.90%           0.18%         0.03%        1.11%         N/A          1.11%
  AST INVESCO Equity Income                            0.75%           0.16%         0.01%        0.92%        0.01%         0.91%
  AST DeAM Global Allocation                           0.10%           0.17%         0.00%        0.27%         N/A          0.27%
  AST American Century Strategic Balanced              0.85%           0.23%         0.00%        1.08%         N/A          1.08%
  AST T. Rowe Price Asset Allocation                   0.85%           0.25%         0.00%        1.10%         N/A          1.10%
  AST T. Rowe Price Global Bond                        0.80%           0.28%         0.00%        1.08%         N/A          1.08%
  AST Federated High Yield                             0.75%           0.20%         0.00%        0.95%         N/A          0.95%
  AST Lord Abbett Bond-Debenture                       0.80%           0.30%         0.00%        1.10%         N/A          1.10%
  AST DeAM Bond 2                                      0.85%           0.22%         0.00%        1.07%        0.15%         0.92%
  AST PIMCO Total Return Bond                          0.65%           0.16%         0.00%        0.81%        0.02%         0.79%
  AST PIMCO Limited Maturity Bond                      0.65%           0.18%         0.00%        0.83%         N/A          0.83%
  AST Money Market                                     0.50%           0.14%         0.00%        0.64%        0.05%         0.59%
-------------------------------------------------- --------------- -------------- ------------ ------------ ------------- -------------

------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
                                                   Management      Other           12b-1      Total Annual   Fee          Net
                                                      Fees          Expenses        Fees       Portfolio      Waivers     Annual
             UNDERLYING PORTFOLIO                                                              Operating        and       Portfolio
                                                                                                Expenses      Expense     Operating
                                                                                                            Reimburse-ment Expenses
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------
Montgomery Variable Series:
  Emerging Markets                                     1.25%          0.42%           N/A          1.67%         N/A          1.67%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%           N/A          1.08%          N/A          1.08%
  Technology                                           0.75%         0.32%           N/A          1.07%          N/A          1.07%
  Health Sciences                                      0.75%         0.31%           N/A          1.06%          N/A          1.06%
  Financial Services                                   0.75%         0.32%           N/A          1.07%          N/A          1.07%
  Telecommunications                                   0.75%         0.34%           N/A          1.09%          N/A          1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%           N/A          1.15%         0.15%         1.00%
  Special Equity                                       0.92%         0.23%           N/A          1.15%         0.12%         1.03%
  Omega                                                0.52%         0.20%           N/A          0.72%          N/A          0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%          0.25%         1.89%          N/A          1.89%
  Bear                                                 0.75%         0.89%          0.25%         1.89%          N/A          1.89%
  Bull Plus                                            0.75%         0.94%          0.25%         1.94%          N/A          1.94%
  OTC                                                  0.75%         0.91%          0.25%         1.91%          N/A          1.91%
  UltraOTC                                             0.75%         0.95%          0.25%         1.95%          N/A          1.95%
  UltraSmall-Cap                                       0.75%         1.11%          0.25%         2.11%         0.13%         1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                     0.85%          1.16%         0.25%         2.26%         0.62%         1.64%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

---------------------------------------------------------------------------------------------------------------------------------------
THESE PORTFOLIOS ARE ONLY AVAILABLE TO AS TROPHY POLICIES ISSUED BEFORE THE APPLICABLE  CLOSURE DATE DESCRIBED IN THE SECTION ENTITLED
"VARIABLE INVESTMENT OPTIONS."
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                ------------- ------------- ------------- -------------
American Skandia Trust:
  AST Janus Overseas Growth                           1.00%           0.22%         0.02%         1.24%          N/A          1.24%

Rydex Variable Trust:
  Nova                                                0.75%           0.70%          N/A          1.45%          N/A          1.45%
  Ursa                                                0.75%           0.70%          N/A          1.45%          N/A          1.45%
  OTC                                                 0.90%           0.99%          N/A          1.89%          N/A          1.89%
------------------------------------------------ ---------------- ------------- ------------- ------------- ------------- -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.

                                                    DESCRIPTION OF THE OFFERING

This Policy is  described  using a  "question  and answer"  format that  assumes  you,  the  prospective  purchaser,  are asking the questions.  The paragraphs are numbered for your convenience.

                                                             PURCHASERS

[1]      Who should buy this Policy?  Life  insurance can be bought to meet a number of needs of  individuals  or entities,  such as corporations  or trusts.  Different  types of life insurance are designed to address  certain needs more than others.  This
         Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate  planning  needs.  Because of estate taxes,  purchasers may want to consider  placing this type of coverage in a trust or  transferring  ownership  of the Policy in an effort to remove the asset from their  estate.  This Policy may also be useful for persons seeking to make a sizable donation to a charity or eligible non-profit  organization,  where the charity is named both Owner and  Beneficiary  of the Policy,  and the donor is named as the Insured.  You should  carefully evaluate with your  investment  professional  whether this Policy is right for your specific  needs in light of your entire situation and your personal and financial  goals. In particular,  you should evaluate the advantages and  disadvantages  of replacing  any  existing  life  insurance  or  annuity  coverage  with  this  Policy.  If  you  are  seeking  specific  tax consequences, you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

------------------------------------------------------------------------------------------------------------------------------------
American  Skandia offers several  different  types of variable life insurance  policies which your  investment  professional  may be authorized  to offer to you.  Each of these  policies can be structured  to address a particular  life  insurance  need that you may have.  The features,  benefits and charges may differ to some degree  between each policy we offer.  Some of these  differences  can affect the amount of your death  benefit,  the degree to which you can access  some of the  policy's  Cash Value  through  loans and withdrawals  and the charges that you will be subject to if you choose to surrender  the policy.  The  compensation  that we pay for sales of these policies may also differ.
------------------------------------------------------------------------------------------------------------------------------------

                                                  BENEFITS AT THE INSURED'S DEATH

[2]      What  benefits are due as a result of the  Insured's  death?  The benefits due as a result of the  Insured's  death are the
         Death  Proceeds.  If there are two Insureds,  the benefits are due as a result of the death of the last surviving  Insured.
         The Death Proceeds are based on the Death Benefit as of the date we receive all our  requirements  for paying a death claim and are  satisfied  that the death claim can be paid.  These  requirements  include,  but are not limited to,  receipt of a valid death  certificate  and  information we need to make payments to all  Beneficiaries.  We determine the Death Proceeds by first subtracting any Debt from the Death Benefit.  We then add any interest amount required by law.

[3]      What is the Death  Benefit?  The Death  Benefit is the higher of the  Required  Death  Benefit and the  Guaranteed  Minimum
         Death Benefit, each as of the date we receive due proof of death.

[4]      What is the Required  Death  Benefit?  The Required  Death Benefit is not less than the minimum amount that must be payable at the Insured's  death,  before  reduction for any Debt, for the Policy to be treated as life insurance under the Code. We determine the Required  Death  Benefit by  multiplying  the Account  Value by factors that are  determined as of the Policy
         Date.  These factors vary by the attained Age, gender (where  permitted),  tobacco usage and risk class of each Insured and the  applicable  Policy  Year.  The factors we use to  determine  the Required  Death  Benefit may be higher than  required under the Code.  When there are two  Insureds,  the factors used to determine  the Required  Death  Benefit are based on an actuarial derivation of the factor applicable for each Insured.

         The following are  representative  examples of the factors on the Policy Date for different Ages, genders and tobacco usage classes,  as well as the amount of the Required  Death  Benefit if the Account  Value is $100,000.  These  examples  assume that the Insured is placed in the  preferred  risk class (see "BUYING A POLICY - How do I buy a Policy?" for a  description of risk classes.)

         Female, Age 55, not a tobacco user:
         The factor is 3.13.  $100,000 multiplied by 3.13 results in a Required Death Benefit of $313,000.

         Male, Age 60, a tobacco user:
         The factor is 1.80.  $100,000 multiplied by 1.80 results in a Required Death Benefit of $180,000.

         Female, Age 70, a tobacco user:
         The factor is 1.57169.  $100,000 multiplied by 1.57169 results in a Required Death Benefit of $157,169.

         Male, Age 75, not a tobacco user:
         The factor is 1.43.  $100,000 multiplied by 1.43 results in a Required Death Benefit of $143,000.

         As noted above,  the factors depend on the gender (where  permitted),  tobacco usage class,  risk class and attained Age of each Insured.  The gender and risk class of the Insured  generally  does not change after the Policy Date.  Therefore,  the only element that changes the factor after the Policy Date is the aging of the  Insured(s),  unless the Insured(s)  applies for and we agree to a change in rating or tobacco usage class.

         See Appendix B for a description of how we determine the Required Death Benefit.

[5]      What is the  Guaranteed  Minimum  Death  Benefit?  We use the  Guaranteed  Minimum  Death  Benefit to  determine  the Death
         Proceeds if the Guaranteed  Minimum Death Benefit is higher than the Required Death Benefit.  The Guaranteed  Minimum Death
         Benefit is the minimum amount payable at the Insured's death, before reduction for any Debt.

|X|      On the Policy Date: the Guaranteed Minimum Death Benefit equals the Premium.
         ------------------

|X|      After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum  Death Benefit is the Premium less
         -------------------------------------------------------------
              every "reduction due to a withdrawal," which is defined below.

|X|      After the first Policy  Anniversary  but before the "target date":  the  Guaranteed  Minimum Death Benefit is the higher of
         -----------------------------------------------------------------
              the Premium less every  "reduction  due to a withdrawal"  and the highest  "Anniversary  Value."  "Target date" is the
              Policy  Anniversary  when the Insured is Age 75.  "Anniversary  Value" is the Account Value on any Policy  Anniversary
              less every reduction due to a withdrawal since that Policy Anniversary.

|X|      On or after the "target  date":  the  Guaranteed  Minimum Death Benefit is the higher of the Premium less every  "reduction
         ------------------------------
              due to a withdrawal" and the highest  Anniversary  Value, as defined above in (c), as of the "target date," less every
              "reduction due to a withdrawal" after the "target date."
|X|      Insured is Age 75 or older on the Policy Date:  the Guaranteed  Minimum Death Benefit is the Premium less every  "reduction
         ---------------------------------------------
              due to a withdrawal."
|X|      Policy is issued for two (2) Insureds:  the  Guaranteed  Minimum Death Benefit is based on the age of the younger  Insured,
         -------------------------------------
              or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

         A "reduction due to a withdrawal" is a  proportional  reduction.  It equals the ratio by which the Account Value is reduced by a partial withdrawal or a payment under the Accelerated Death Benefit  provision,  described below in the section of the same name,  multiplied by the  Guaranteed  Minimum Death  Benefit as of the  effective  date of such partial  withdrawal or payment.  For example,  if the  Guaranteed  Minimum Death Benefit  before a partial  withdrawal is $100,000 and the Account
         Value is $120,000,  the  Guaranteed  Minimum  Death  Benefit  after a $60,000  partial  withdrawal  (a 50% reduction in the
         Account Value) would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

[6]      What is the Face Amount?  The Face Amount is the Required Death Benefit on the Policy Date.

[7]      How are Death  Proceeds paid and to whom are they paid? We pay the Death  Proceeds as a lump sum or in accordance  with the terms of whatever  settlement options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the  settlement  options  we make  available.  However,  you may  choose  the  method  of  payment  for  your
         Beneficiaries if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                                                    ACCOUNT VALUE AND CASH VALUE

[8]      What is the Account  Value?  The Account Value is the value of a Policy before any  deduction for any  contingent  deferred sales charge or Debt. It is the total of the Account Value  allocated to each  Sub-account  and any Fixed  Allocation  plus any Account Value in the Loan Account.  You may allocate Account Value to the variable investment  options,  which are each of the Sub-accounts of the Separate Account,  or to Fixed  Allocations.  Any portion of the Account Value maintained in the
         Loan Account serves as collateral for outstanding Policy loans.

[9]

How do we determine the Account Value?

         Variable  Investment  Options:  On each  Valuation  Date, the Account Value in any variable  investment  option you utilize
         -----------------------------
         equals the number of Units you then  maintain  in that  investment  option  multiplied  by that  investment  option's  then current  Unit  Price.  When you  allocate  all or a portion of the  Premium to an  investment  option or when you  transfer
         Account  Value into a variable  investment  option,  Units are purchased  using the then current Unit Price.  When you take all or a portion of a  distribution  or benefit  from a variable  investment  option or you transfer  Account  Value from a variable  investment option,  Units are sold at the then current Unit Price in order to fund that distribution,  benefit or transfer.

         Fixed  Allocations:  We credit a fixed rate of interest to Fixed  Allocations.  From time to time we declare interest rates
         ------------------
         applicable  to new Fixed  Allocations.  Any change in interest rate does not affect Fixed  Allocations  that were in effect before  the date of the  change.  If you  make a Fixed  Allocation,  we  credit  the  rate  then in  effect  to that  Fixed
         Allocation  until the next Policy  Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy
         Year,  the then current rate  applicable  to new Fixed  Allocations.  This  applies to all your Fixed  Allocations  then in effect.  During  each  subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new
         Fixed Allocations.

------------------------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not  registered as a security with the Securities  and Exchange  Commission  under either the  Securities  Act of 1933 or the  Investment  Company Act of
1940.  The Fixed  Allocations  are not  subject  to these  Acts.  Information  about  the  Fixed  Allocations  is  included  in this
Prospectus to help with your  understanding of the features of the Policy.  The staff of the Securities and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain generally  applicable  provisions of the Federal securities  laws regarding  accuracy and  completeness.  The assets  supporting  Fixed  Allocations  are held in American  Skandia's general account.
------------------------------------------------------------------------------------------------------------------------------------

[10]     How does American  Skandia  determine the interest  rate for Fixed  Allocations?  We determine the interest rate applied to
         Fixed  Allocations  based on our  assessment  of the  earnings  we  expect to  achieve  when  investing  to  support  these obligations,  our costs,  competition,  profit targets and other factors.  We have sole  discretion to determine the rates.
         However, the interest rate will never be less than 3.0% per year, compounded yearly.

[11]     How does American  Skandia  determine the Account  Value in the Loan  Account?  We credit  interest to Account Value in the
         Loan Account at a rate  determined by whether the loan is a "preferred"  loan or a "standard"  loan. As of the date of this
         Prospectus,  we currently  credit  interest to Account  Value in the Loan Account at the rate of 6.0% per year,  compounded yearly on "preferred"  loans and 4.0% per year,  compounded  yearly on "standard"  loans.  See the section entitled "Loans"
         for a description of standard and preferred loans.

[12]     What is the Cash Value?  The Cash Value is the total Account Value less any contingent deferred sales charge and Debt.

[13]     Do I have to  maintain  a minimum  Cash  Value?  The  answer  depends  on  whether  there is any  Debt.  You do not have to maintain a minimum  Cash Value if there is no Debt,  except if you take a partial  withdrawal.  We will inform you if, on a
         Monthly  Processing  Date, your Cash Value equals or is less than zero. Such Monthly  Processing Date will be the beginning of the grace  period.  At that time we will also inform you of the amount you can pay if you wish to  reestablish  any Cash
         Value.  No payment is required.  The Policy remains in force with the Death Benefit equal to the  Guaranteed  Minimum Death
         Benefit as of the beginning of the grace period.

         If there is any Debt,  there must  always be enough  Cash Value so that after we deduct any  charges the Cash Value is more than  zero.  If the Cash  Value  would be zero or less after we deduct  charges,  we send you a notice  giving you a 61-day
         "grace  period" to send us a required  amount.  If this amount is not paid by the end of the grace period,  the Policy ends without value.

                                                         CASH VALUE CREDITS

[14]     What are Cash Value  Credits?  Cash Value  Credits  are  amounts we credit to your  Account  Value  based on growth in your
         Policy's  Cash Value.  We  determine  if your Policy is eligible  for a Cash Value  Credit on each Policy  Anniversary.  If your Policy  qualifies to receive Cash Value  Credits,  we will credit  0.25% of your  Policy's  Cash Value to your Account
         Value on the applicable Policy Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

[15]     How does my Policy  qualify for Cash Value  Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the
         Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums you have paid as of the Policy  Anniversary  date you  qualify.  Whether  your Cash  Value  meets or  exceeds  the  trigger  depends  on the  investment  performance  of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note, even if your Account  Value is greater than the Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash
         Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

[16]     Who pays for the  Cash  Value  Credits,  and how are they  paid?  We pay for any  Cash  Value  Credits  out of our  general account.  Cash Value  Credits  primarily  reflect  our return of a portion of the fixed  annual  charges we deduct from the
         Separate  Account on a daily basis for all Policy  Owners.  For Policies  that qualify to receive Cash Value  Credits,  the
         Credits are provided as an alternative to lowering the fixed annual charges.

         We allocate any Cash Value Credits due on the applicable Policy  Anniversary to the variable  investment  options and Fixed
         Allocations in which you then maintain  Account Value. We make the  allocations  pro-rata based on the Account Value in the variable  investment options and any Fixed Allocations on the applicable Policy  Anniversary.  No allocation is made to the
         Loan Account.  Cash Value Credits cannot be used to repay Debt.

                                                               COSTS

[17]     What kinds of charges  are there for this  Policy?  The Policy has four (4)  different  kinds of  charges:  (1)  charges we assess daily against assets maintained in the Separate  Account,  which only apply to the Account Value you allocate to the variable  investment  options;  (2) charges we deduct  monthly from the Account Value and which are due in all Policy Years until Age 100;  (3) charges  that we deduct  monthly from the Account  Value only for the first ten Policy  Years;  and (4)
         "contingent"  charges,  which are those charges that you only pay in certain specified  circumstances.  There are also fees and expenses charged by the Portfolios.

[18]     What are the charges  assessed  against the  Separate  Account  and when are they paid?  We assess a mortality  and expense risk charge and an  administration  charge  against the assets in the  Separate  Account.  The  mortality  and expense risk charge is 0.90% per year for Policy  Years 1 through 15 and 0.25% for Policy Years 16 and  thereafter.  The  mortality  and expense  risk we assume is that  charges and fees under the Policy will be  insufficient  to meet our  long-term  costs and expenses in  issuing,  administering  and paying  claims  based on our  obligations  under the  Policy.  The charge for the administrative  expenses  connected  with  operating  the  Separate  Account  is 0.25%  per  year.  The  0.25%  charge  for administrative  expenses  does not decrease  after the 15th Policy  Year.  We assess these  charges each  Valuation  Period against the daily value of each  Sub-account.  We reserve the right to assess the  Separate  Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

[19]     What monthly  charge  applies in all Policy Years?  We deduct the cost of insurance  charge.  We take this charge from your
         Account Value, in advance, each Monthly Processing Day.  The charge is a percentage of your then current Account Value.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount,  in part because it is a percentage of your Account Value.  The  percentage of your Account Value that we charge  differs  depending on four factors:  (1)  whether we issue the Policy for only one  Insured  or for two;  (2) the Age(s) of the  Insured(s)  as of the
         Policy Date; (3) the gender of the  Insured(s),  where  permitted;  and (4) the tobacco usage  class(es) of the Insured(s).
         We reserve the right to also have the  percentage  decrease  based on the size of the Premium.  We will no longer  deduct a charge for cost of insurance on or after the Insured reaches Age 100.

         The actual charge is a monthly  charge.  The  equivalent  yearly cost of insurance  charges as of the Policy Date are shown below for a Policy  issued for one  Insured.  The charges  will be  different  if we are required by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                           ----------------------------- -----------------------------------------------------------
                                    Risk Class                             Cost of Insurance Rate
                                                                     (annual charge - deducted monthly)
                           ----------------------------- -----------------------------------------------------------
                           ----------------------------- ----------------------------- -----------------------------
                                                              Issue Ages 16 - 70             Issue Age 71 -90
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male No Tobacco                          0.65%                         1.10%
                           Male Tobacco                             1.10%                         2.50%
                           Female No Tobacco                         .50%                          .60%
                           Female Tobacco                            .80%                         1.15%
                           ----------------------------- ----------------------------- -----------------------------

         If the Policy is issued for two Insureds,  the yearly  percentages of the Account Value we deduct for the cost of insurance will depend on the tobacco  usage classes of the  Insureds.  The  following  are examples of  applicable  charges as of the
         Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                           ------------------------------------------- ---------------------------------------------
                                           Risk Class                             Cost of Insurance Rate
                                                                            (annual charge - deducted monthly)
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female No Tobacco                               .40%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female Tobacco                                  .50%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female No Tobacco                                  .50%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female Tobacco                                     .80%
                           ------------------------------------------- ---------------------------------------------

         We reserve the right,  subject to any  required  regulatory  approvals,  to change the current  cost of  insurance  charge, subject to the maximum  cost of  insurance  charge  described  below.  Any change in the cost of  insurance  charge will be based on changes in our future  expectations  of  mortality,  expenses,  persistency,  investment  earnings  and any taxes.
         Changes in the cost of insurance charge will not be made because of a deterioration in an Insured's  health,  nor will they be made to  recoup  any  prior  losses.  The  changes  will be  determined  only  prospectively  and will  comply  with the procedures and standards on file with the insurance department for the jurisdiction where the Policy is delivered.

[21]     Is there a  maximum  cost of  insurance  charge?  We  monitor  the cost of  insurance  charge  so that it never  exceeds  a guaranteed  maximum charge.  We determine the guaranteed  maximum as if we were charging you an increasing  amount based on the  Insured's  attained Age and were  assessing  that charge on the  difference  between the Death Benefit and the Account
         Value.  If the  percentages we otherwise  would charge would exceed the guaranteed  maximum,  we only charge the guaranteed maximum.

         The  guaranteed  maximum  cost of insurance  charge  depends on the tobacco  usage class and risk class of the  Insured(s).
         Also,  if required by law,  unisex  charges will apply.  We base the  guaranteed  maximum  charges on the sex distinct 1980
         Commissioners  Standard  Ordinary  Ultimate  Mortality  Table,  age last birthday unless unisex rates apply. See Appendix C for a table of the maximum cost of insurance charges for different age, gender and tobacco usage classes.

[22]     What  monthly  charges  apply only for a  specified  number of Policy  Years?  We deduct the sales  charge for a  specified number of Policy Years.

[23]     How much is the sales  charge and when do I pay it? We deduct the sales  charge  during  the first ten (10)  Policy  Years.
         It is a  percentage  of your  Account  Value and is the  equivalent  of 0.25% per year.  We deduct  this  charge  from your
         Account  Value each  Monthly  Processing  Day.  The charge is a  percentage  of your then  current  Account  Value.  If you surrender your Policy or take a partial  withdrawal,  we may deduct a contingent  deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in reduction or elimination  of the sales charge.  These are exactly the same  circumstances  that may result in reduction or  elimination of the  contingent  deferred  sales charge,  as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[24]     What  are the  contingent  charges?  The  contingent  charges  are:  (1) the  contingent  deferred  sales  charge;  (2) the maintenance fee; and (3) the transfer fee.

[25]     How much is the  contingent  deferred  sales  charge  and when must I pay it? The  contingent  deferred  sales  charge is a percentage  of the Premium that is charged if you  surrender  or withdraw any amount:  (a) during the first nine (9) Policy
         Years;  and (b) that,  according to our rules,  is a withdrawal  of Premium,  not a withdrawal  of Growth.  The  contingent deferred sales charge  reimburses us for expenses related to sales and distribution of the Policy,  including  commissions, marketing  materials  and  other  promotional  expenses.  It may be  assessed  at the  time of any  partial  withdrawal  or surrender,  unless the Policy  qualifies for a  medically-related  waiver of these charges,  as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         10.0       9.5      9.0      8.0      7.0       6.0      5.0      4.0      3.0       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law, we may reduce the amount of the sales  charge and the  contingent deferred  sales charge,  the period during which such charges apply,  or both,  when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such factors as: (a) the size and type of group;
         (b) the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a
         Policy issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate or subsidiary of ours; (b) an officer,
         director,  employee,  retiree,  sales  representative,   or  in  the  case  of  an  affiliated  broker-dealer,   registered
         representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment manager, sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider  that is providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal and/or administrative  services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing,  Incorporated;  (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial,  auditing,  underwriting,  claims,  administrative,  computer support,  marketing,  office or other  services;  (g) the then  current  spouse of any such person noted in (b) through (f)
         above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through  (h);  and (j) the siblings of any such persons  noted in (b) through
         (h) above.

[26]     How much is the  maintenance  fee and when must I pay it? The  maintenance  fee is $2.50 per month. We take the charge from your Account Value monthly in advance.  However,  we will waive the maintenance  fee on any Monthly  Processing Day if your
         Account Value is $75,000 or greater.

[27]     How much is the  transfer  fee and when must I pay it? We charge  $10.00 for every  transfer  after the 20th in each Policy
         Year.  That includes  transfers  into a Fixed  Allocation  and any transfers  from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not  include  transfers  made as part of any  dollar  cost  averaging  program we offer.  For this purpose,  all  transfers  occurring  during the same  Valuation  Period are  considered  one transfer.  We assess the transfer fee at the time of any transfer which is subject to the fee.

[28]     How are charges  deducted  from  Account  Value?  We deduct  charges from your  investment  options  pro-rata  based on the
         Account  Value in each  investment  option.  If you maintain  Account  Value in more than one Fixed  Allocation in a Policy
         Year, any applicable  charges will be deducted on a "last-in,  first-out"  basis,  starting with the last Fixed  Allocation that was made prior to the  Monthly  Processing  Date the  deduction  is made.  Upon  surrender  or  withdrawal,  we assess charges  against  the  investment  options  pro-rata  in the same  ratio as  Account  Value is being  withdrawn  from  such investment options.

[29]     What  charges do the  Portfolios  make?  We do not assess any  charges  directly  against  the  Portfolios.  However,  each
         Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American
         Skandia with the net asset value as of the close of business  each day. More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

                                                          BUYING A POLICY

[30]     How do I buy a Policy? We have established  certain  underwriting  standards to determine  insurability.  We require you to submit an  Application to provide  information  that enables us to determine if our standards have been met. We may require additional  information,  including,  but not limited  to,  some of the  proposed  Insured's  medical  records and may also require the proposed  Insured to take certain  medical  tests.  We evaluate this  information  to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also  determine  whether the proposed  Insured is in the tobacco  usage class and/or must be placed in a  substandard  risk class.  If the proposed  Insured meets our standards and we have  received a Premium,  we will issue a Policy.  When issued,  your Policy will indicate if the Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our standards  are not met and we received a Premium,  we will return an amount  equal to the Premium to you. No interest  will be paid.

         Age Restrictions: The Insured may not be less than Age 16 or older than Age 90 on the Policy Date.

         Tobacco Usage Class:  The Insured's  tobacco  usage class is a factor used to determine the cost of insurance  charge.  The
         Insured's  tobacco  usage class is also used to determine the Net Single  Premium  Factor used to calculate the Face Amount and the Required  Death  Benefit  under the Policy.  If the Insured was included in the tobacco usage class on the Policy's
         Issue Date and  subsequently  ceases to be a tobacco user after the first  Policy Year,  the Insured may apply for a change in status.

         Substandard  Risk  Class:  If the Insured is placed in a  substandard  risk class,  the Net Single  Premium  Factor used to determine  the Face Amount and the Required  Death  Benefit  under the Policy will be different  than for an Insured in the preferred  risk class.  For  Insureds  in a  substandard  risk class,  the change in the Net Single  Premium  Factors  will generally  result in a lower Face  Amount and  Required  Death  Benefit as  compared  to an Insured in the  preferred  risk class.  NOTE:  Where allowed by law,  Policies  issued to  Insured(s)  in a substandard  risk class may not be eligible for certain  benefits  under the Policy.  Currently,  we do not offer the  medically-related  waiver  provision or  accelerated death benefit to Insureds in a substandard risk class.

         To the extent  permitted by law, we reserve the right to apply  differing  standards of  insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different  class.  Such classes may include,  but are not limited to,  persons  seeking a Policy who are applying  all or a portion of proceeds  from an insurance or annuity contract,  or proceeds of a redemption from another  financial  product,  such as mutual funds.  One of the criteria we may apply in such a situation is that such  differing  standards of  insurability  apply only after  maintaining  funds in such policy, contract, or financial product for a specified period of time.

[31]     What is the Premium,  and when do I pay it? The minimum  Premium we generally  accept is $10,000.  We may accept less under certain  circumstances.  The maximum we accept  without prior  approval by our home office is $500,000.  If you are seeking a specific Face Amount,  the Premium will depend on the Insured's age,  tobacco usage class,  risk class and gender,  where permitted.  We will determine the Face Amount using the Premium as the Net Single  Premium for the Insured's  age,  tobacco usage class, risk class and gender, where permitted.

         You may submit  Premium  with the  Application  if: (a) the Insured is not over age 80; and (b) the Insured  meets  certain medical  underwriting  criteria.  If any  portion  of the  Premium is to be  received  as part of a  replacement  of a life insurance,  endowment or annuity policy then we must receive all our  requirements In Writing for all such  replacements as of the same date and any additional  Premium amounts other than the proceeds of such  replacement must be received by us at our Office at the same time as we receive such  requirements In Writing.  Replacements  include tax-free  exchanges subject to our  acceptance.  We will  immediately  return any Premium that should not have been submitted  based on these criteria.
         If we would not accept  Premium with the  Application  or you chose not to submit a Premium with the  Application,  we will notify you if and when we have  accepted the  Application  and agreed,  subject to  submission  of the Premium,  to issue a
         Policy.  We will not issue a Policy  until we receive  Premium at our Office.  We will not accept  Premium of which we were not informed at the time you submit the Application to us.

         Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be  submitted  via direct  transfer  of funds.  We may reject any  payment if it is  received  in an  unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

         You may  choose  to use our  funds  transfer  authorization  procedures  as part of  buying a  Policy.  If you  elect  this procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you  currently  maintain funds and use those funds to pay Premium.  You must do so In Writing  using a form that  authorizes us to obtain such funds only if and when we have  determined  that the  Application  meets our  standards  for  issuing  a Policy.  If you use this procedure,  you must  provide  us with  all  such  authorizations  simultaneously.  If you wish to also pay any  additional amounts, we must receive such Premium amounts at the same time we receive such authorizations.

         The  standards we apply in reviewing  the  Application  may depend on factors  such as the proposed  Insured's  age and the amount of  Premium  to be applied  to the  Policy.  In certain  cases,  we may apply  simplified  standards.  However,  the
         Premium  amount you state in the  Application  may be an estimate  if you are  planning:  (a) to replace a life  insurance, endowment  or annuity  policy;  (b) to exchange a life  insurance  or endowment  policy;  or (c) to use our funds  transfer authorization  procedures.  If we used simplified  standards based on a Premium  estimate but the actual amounts we receive to be applied as Premium exceed the limits for such  standards,  we reserve the right,  to the extent  permitted by law, to not issue a Policy and return such amounts  directly to you or, on your behalf,  to the  financial  institution  from which the funds were obtained.  We cannot guarantee such institution will accept the return of such amounts.

[32]     Do I have coverage while my Application is being  reviewed?  We may issue you a temporary  insurance  agreement  during the
         "underwriting  period."  The  "underwriting  period" is the period  between  the time you first  apply for a Policy and the time we either issue the Policy or decide not to issue one.  A temporary insurance agreement may be issued if:

|X|      the Application is completed in full;
|X|      the Insured answers "no" to certain  questions on the  Application  (these are questions we use as indicators of whether we will issue temporary insurance);
|X|      the Insured is age 80 or younger; and
|X|      a Premium is submitted with the Application.

         If we issue a temporary  insurance  agreement  and the Insured (both  Insureds if there are two  Insureds)  dies during the underwriting  period,  the temporary  insurance  benefit will be payable if all the  conditions of the temporary  insurance agreement are satisfied.  The underwriting  period  generally will not exceed 90 days. If the Insured(s)  die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

         We will return any Premium submitted with the Application if we cannot complete  underwriting  within 90 days from the date the  Application  is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

         Temporary  insurance ends 90 days after the  Application  is signed,  even if the  underwriting  period exceeds 90 days. In certain jurisdictions, the underwriting period and the temporary insurance benefit is limited to 45 days.

[33]     What is the  temporary  insurance  benefit?  If the  Insured  dies  while  temporary  insurance  is in  effect,  we pay the
         Beneficiary  the  lesser of the Face  Amount  that would be in effect on the  Policy  Date if a Policy  had been  issued or
         $250,000.  This $250,000  maximum  applies to all temporary  insurance then in effect with us. Premium amounts in excess of this benefit are returned to you, without interest or earnings.

[34]     How and when is my Premium  invested?  We invest the  Premium on the Issue  Date.  You can  request  that we  allocate  the
         Premium  using one or more  variable  investment  options  and/or a Fixed  Allocation.  However,  we  initially  invest the portion of the Premium  that you  indicate to us that you want  invested  in variable  investment  options in the AST Money
         Market  Sub-account,  unless you submit a "return  waiver" In Writing  before the Issue  Date,  where  permitted  by law. A return  waiver is an election by you to invest as soon as possible in the variable  investment  options of your choice.  If you submit a "return  waiver"  and then decide to return your  Policy  during the right to cancel  period,  you may receive back less than the Premium.  Generally,  we transfer the Account Value in the AST Money Market  Sub-account to the variable investment  options you request as of the Valuation  Date which is on or  immediately  after the 15th day after the date we issue a Policy.  However,  we will make the  transfer  as of a later date if your right to cancel  period is longer than 10 days to meet state law requirements.

[35]     What happens if I change my mind about buying a Policy?  You have a  "free-look"  or "right to cancel"  period during which you can change  your mind about  buying a Policy.  The right to cancel  period is never less than 10 days from the date you receive your Policy.  It may be longer  depending on the applicable state law and the  circumstances  of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally  will return the greater the Premium paid or your Account Value plus any charges  deducted from your Account Value.  However,  if you have submitted a "return  waiver,"
         we will return only your Account  Value plus any charges  deducted from your Account  Value.  This may be more or less than
         Premium paid.

                                                    VARIABLE INVESTMENT OPTIONS

[36]     What are the investment  objectives and policies of the variable investment  options?  Each variable investment option is a
         Sub-account of American Skandia Life Assurance  Corporation  Variable Account F. Each  Sub-account  invests  exclusively in one  Portfolio.  You should  carefully read the  prospectus  for any Portfolio in which you are  interested.  The following chart  classifies  each of the  Portfolios  based on our  assessment  of  their  investment  style  (as of the date of this
         Prospectus).  The chart also  provides a short  description  of each  Portfolio's  investment  objective (in italics) and a summary  description of their key policies to assist you in determining  which  Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective.

         The name of the  advisor/sub-advisor  for each  Portfolio  appears next to the  description.  Those  portfolios  whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The  investment  manager for AST is American  Skandia
         Investment Services,  Incorporated,  an affiliated company of American Skandia. However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

         The Portfolios are not publicly  traded mutual funds.  They are only  available as investment  options in variable  annuity contracts  and variable life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified  retirement  plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Policy are managed  by the same  portfolio  advisor  or  sub-advisor  as a retail  mutual  fund of the same or  similar  name that the
         Portfolio  may have been modeled  after at its  inception.  Certain  retail mutual funds may also have been modeled after a
         Portfolio.  While  the  investment  objective  and  policies  of  the  retail  mutual  funds  and  the  Portfolios  may  be substantially  similar,  the actual  investments  will differ to varying  degrees.  Differences  in the  performance of the funds can be  expected,  and in some cases  could be  substantial.  You should not compare  the  performance  of a publicly traded mutual fund with the  performance  of any similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and management of the Portfolios  are found in the  prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Policy,  except as noted below.  Owners of Policies  issued on or before  February 29, 2000 with Account Value  allocated to the AST Janus Overseas Growth
Sub-account  will be allowed to allocate  Account Value or make transfers into the AST Janus Overseas Growth  Sub-account.  Dollar cost averaging, asset allocation and rebalancing programs will be allowed to continue.  However, no changes involving the AST Janus Overseas
Growth Sub-account may be made to such programs.

Owners of  Policies  issued  after  March 1, 2000 will not be  allowed  to  allocate  Account  Value to the AST Janus  Overseas  Growth
Sub-account.

The Portfolio may be offered as a Sub-account to Policy Owners at some future date;  however, at the present time, American Skandia has no intention to do so.
========================================================================================================================================

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its      Janus Capital
                    objective  primarily  through  investments in equity  securities of issuers located outside the
                    United States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five different  countries,  excluding the United States. The Portfolio
      EQUITY        invests primarily in companies  selected for their growth  potential.  Securities are generally       Corporation
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller   Federated Investment
    SMALL CAP       companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its      Janus Capital
                    investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity      Janus Capital
 LARGE CAP GROWTH   securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
                    securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
                    will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It
                    then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a   Sanford C. Bernstein
  MANAGED INDEX     particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by      Deutsche Asset
                    investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  (f/k/a PADCO Advisors
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the        II, Inc.)
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These
      SECTOR        companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,   INVESCO Funds Group,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP  PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL POLICY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS  RECOMMENDED  THAT ONLY THOSE POLICY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
    NASDAQ 100      successful in meeting its objective,  it should gain approximately  twice as much as the growth   ProFund Advisors LLC
                    oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

                                                 TRANSFERS AND ALLOCATION SERVICES

[37]     May I transfer Account Value between investment  options?  You may transfer Account Value between investment  options,  but there are limits,  as well as potential  charges,  which are discussed above in the question "How much is the transfer fee, and when  must I pay it?" We  permit  the  agent of  record  to make  transfers  on your  behalf  unless  you give us other instructions.

[38]     Are there any limits on  transfers?  No  transfers  are  permitted  when the Policy is in its "grace  period."  In order to maintain  Account Value in an investment  option after  transferring a portion of your Account Value out of that investment option,  we reserve the right to require that there be at least $500 in such investment  option after the transfer.  If, as a result of the  transfer,  there would be less than $500 in an  investment  option,  we reserve the right to transfer  the remaining  Account  Value pro rata to the  investment  option(s)  that you were  transferring  to.  We retain  the right to impose a limit of 20 free  transfers  per Policy Year,  including  transfers  involving  Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve  variable  investment  options,  or the number of transfers from variable  investment  options to make Fixed Allocations.  However,  we do limit each transfer from
         Fixed  Allocations  that are to be  effective  on any day other  than a Policy  Anniversary  to the  greater  of 25% of the
         Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your Fixed  Allocations,  you cannot make  another  such  transfer  until either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse  or limit  transfers,  either  for one  Owner or a group of  Owners,  if we  believe  there may be  adverse consequences for other Owners.

[39]     What are  `allocation  services'?  Allocation  services are programs  that  automatically  transfer  Account  Value between investment  options.  We may waive or reduce the minimum  amounts  required for  transfers  noted above when your Policy is participating in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However, any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

[40]     What allocation  services does American Skandia provide?  We support dollar cost averaging and static  rebalancing.  Dollar cost averaging  allows you to  systematically  transfer an amount  periodically  from one investment  option to one or more other investment options.  With static rebalancing,  you choose allocation  percentages for the Sub-accounts into which you allocate Account Value.  However,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift.  Periodically,  we will  "rebalance"  your  allocations by  transferring  the appropriate amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return  your  allocations  to the percentages you request.  We do not currently make a charge for supporting dollar cost averaging or static rebalancing.

                                                               LOANS

[41]     When can I take a loan?  We offer  loans using  Account  Value as  collateral.  We do not make loans  available  during the first Policy Year.  Starting  after the first  Policy Year,  we allow one loan each Policy Year.  The Insured must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules, on the Issue Date, we will establish a loan equal to the  outstanding  indebtedness  on previous life  insurance  exchanged for a Policy.

[42]     Is this type of loan tax-free?  We treat loans as a  distribution,  similar to a partial  withdrawal,  in that: (a) amounts are deemed to come first from any gain in the  Policy;  (b)  distributions  of gain are  subject to income tax as  ordinary income;  and (c) if the  distribution  occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

[43]     How much is available for a loan?  The maximum amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is the lesser of $1,000 or 75% of the Cash Value.

[44]     What happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account Value equal to the amount of the loan into the Loan  Account.  Account Value in the Loan Account is  maintained  in our general  account.  Unless you give us different  instructions,  we move Account Value from the variable  investment  options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

         The  impact  of a loan on your  Account  Value  may be  positive  or  negative.  At the time a loan is  taken,  there is no impact.  However,  if the interest  rate credited to Account Value in the Loan Account is greater than what would be earned in the investment  options,  the loan will have a positive  impact on your Account Value and on the Required Death Benefit.
         If the interest  rate  credited to Account  Value in the Loan  Account is less than what would be earned in the  investment options, the loan will have a negative impact on your Account Value and on the Required Death Benefit.

[45]     What are  "preferred"  loans and  "standard"  loans?  We determine  what portion of a loan is a  "preferred"  loan and what portion is a "standard"  loan at the time you take the loan.  Whether a loan is  "preferred"  or "standard"  depends on the source of the  collateral  to support the loan.  We consider the Account Value moved to the Loan Account to come first from
         Growth.  The  portion of any  outstanding  loans  supported  by Account  Value  drawn from Growth is treated as a preferred loan.  The  portion of any  outstanding  loans  supported  by Account  Value  drawn from other than  Growth is treated as a standard loan.  A loan retains its character as "preferred" or "standard" until repaid.

[46]     What is the interest rate charged on loans?  We charge  interest on "preferred"  and  "standard"  loans at the rate of 6.0%
         per year,  compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

[47]     Does Account Value in the Loan Account earn  interest?  We currently  credit  interest to Account Value in the Loan Account on "preferred" loans at the rate of 6.0% per year,  compounded yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 4.0% per year,  compounded  yearly.  We currently  credit interest to Account
         Value in the Loan Account on "standard" loans at the rate of 4.0% per year, compounded yearly.

[48]     Once a loan is taken,  does American  Skandia ever require more  `collateral'  in the Loan  Account?  Yes. The Loan Account acts as  collateral  for any loans from us. We monitor  the Debt and the Account  Value in the Loan  Account to assure that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize  the Debt and the Account  Value in the
         Loan Account.  If the Debt is larger due to outstanding  loan interest,  we transfer  Account Value equal to the difference pro-rata from the investment options and add it to the Loan Account.

         We also match up the Debt and the Loan  Account  when you repay any portion of the Debt.  If the Account  Value in the Loan
         Account then exceeds the Debt, we transfer the excess  pro-rata to the  investment  options which you are utilizing at that time.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[49]     When must I repay the loan?  What  happens at the  Insured's  death if I have not repaid the loan?  You are not required to repay  the  loan  while  the  Insured  is  alive,  except  when an  amount  is due to keep  the  Policy  in  force  or upon reinstatement.  If there is any  outstanding  Debt  when  Death  Proceeds  are due,  we  subtract  the Debt  from the Death
         Benefit as part of the calculation of the Death Proceeds.

[50]     What  happens  if I repay any  portion of the loan?  The  amount of Debt is  reduced  by the amount of any loan  repayment.
         Loan repayments are used to repay "standard  loans first and  "preferred"  loans only after all "standard"  loans have been repaid.  Loan  repayments  reduce the amount of principal  and loan  interest  proportionately  based on the ratio  between principal and loan  interest as of the  Valuation  Date the loan  repayment is applied.  We allocate any loan  repayment to the  variable  investment  and fixed  options  pro-rata  based on the  Account  Value in each  investment  option as of the
         Valuation  Period we receive  your loan  repayment.  Any amount  then  allocated  to the fixed  option will be treated as a separate Fixed Allocation.

                                                        PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow partial  withdrawals  while the Insured is alive up to a maximum of 90% of the Cash Value,  except that,  where  permitted by law,  you may not take a partial  withdrawal  until after the end of the right to cancel period.  You may not make a partial withdrawal of less than $1,000.

[52]     What  happens to the  Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce your
         Account Value by an amount equal to the amount of the partial  withdrawal.  Unless you give us different  instructions,  we take Account Value from the variable  investment  options and the Fixed  Allocations in the same proportion as your Account
         Value  in the  investment  options  on the  Valuation  Date  we  take  such  Account  Value.  If you  have  multiple  Fixed
         Allocations,  amounts are taken on a "last in, first out" basis.  Any Account  Value in the Loan  Account is not  available for a partial withdrawal.

[53]     Is there a charge for a partial  withdrawal?  We charge any applicable  contingent  deferred sales charge on the portion of any  partial  withdrawal  that is not  treated  as a "free  withdrawal"  or for  which  we waive  such  charges  under  the medically-related  waiver  provision.  We take these charges  pro-rata from the  investment  options from which we take the
         Account Value as a result of the partial withdrawal.

[54]     What amount can I take as a free  withdrawal?  In any Policy Year the maximum  amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your partial  withdrawal  is $60,000.  You request a partial withdrawal  of $25,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy
              Year.  The free  withdrawal  amount is the greater of Growth,  which is the current  Account Value  ($60,000) less the
              Premium  ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free withdrawal  portion of this partial  withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the
              "surrender  charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable contingent  deferred  sales charge on $15,000,  which is the portion of the partial  withdrawal  that exceeds the free withdrawal  amount.  The contingent  deferred  sales charge would apply to the full amount of any  subsequent  partial withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the  Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the  "maximum  free withdrawal  amount" is $47,000.  Assume also that you have not  requested any other  partial  withdrawals  during this
              Policy  Year.  Since the  Account  Value is less  than the  Premium,  Growth  is zero.  Therefore,  the  maximum  free withdrawal amount equals 10% of the Premium,  or $5,000.  Assuming that this partial  withdrawal request occurs during the "surrender  charge period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge  would apply to any  subsequent  surrender or partial  withdrawal  that Policy Year that was not eligible for a medically-related waiver.

[55]     Does a partial  withdrawal  affect the Death  Benefit?  A partial  withdrawal  reduces  the  Required  Death  Benefit.  The
         Required Death Benefit is reduced because the Account Value,  which is used in calculating the Required Death Benefit,  has been  reduced.  It also  reduces the  Guaranteed  Minimum  Death  Benefit in the same  proportion  as the Account  Value is reduced by the partial withdrawal.

[56]     Can I put back funds taken as a partial withdrawal?  No.

                                                             SURRENDERS

[57]     When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel period as long as the
         Insured is alive.

[58]     What is paid out when a Policy is surrendered?  If you surrender the Policy, we will pay you the Cash Value.

                                                     ACCELERATED DEATH BENEFIT

[59]     What is an accelerated  death benefit?  An accelerated  death benefit is pre-payment to the Owner of a portion of the Death
         Proceeds.  The  maximum  we will pay,  before  any  reductions,  is the  lesser of 50% of the  Required  Death  Benefit  or
         $250,000.  The actual amount is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata  portion of any Debt.  We reserve the right to change the interest rate discount percentage.

[60]     When will American  Skandia make such a payment?  We will make such a payment one time,  where allowed by law, based on the
         Owner's  request.  The  Insured  may not  request  such a payment  unless the  Insured is also the Owner.  We only make the
         -------
         payment if we receive all our  requirements.  Our requirements  include,  but are not limited to, proof  satisfactory to us
         In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date; or (b) as a result of an accident  that  occurred  after the Issue
         Date.  To the extent  permitted  by law, we will change our  procedures  in relation to this benefit or the  definition  of terminally  ill or any other  applicable  term in order to maintain the tax-free  status of any amounts paid out under this provision.  NOTE:  Where allowed by law,  Policies issued to an Insured(s) in a substandard  risk class may not be eligible for an accelerated death benefit.

[61]     What happens to the  remaining  benefits if American  Skandia  makes such a payment?  Any such payment  reduces the Account
         Value,  the Premium,  the Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation  Period such a payment is made.  You should  consult a tax advisor on the tax  consequences  of such a payment.  Please refer to Appendix A for a hypothetical illustration of the accelerated death benefit provision.

                                                      MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver? A  medically-related  waiver is a waiver of the contingent deferred sales charge that would  otherwise  apply to a partial  withdrawal  or  surrender.  A  medically-related  waiver is available by rider to the
         Policy and is currently at no charge to you.

[63]     When would American  Skandia waive these  charges?  We will waive the  contingent  deferred sales charge,  where allowed by law, if you provide us with all of our requirements.  Our requirements  include,  but are not limited to proof satisfactory to us In Writing that the Insured (the last  surviving  Insured if there is more than one  Insured) has  continuously  been
                                   -------
         confined  to a long term care  facility,  such as a nursing  home or a  hospital,  as defined  in the rider,  and that such confinement started after the Issue Date.

[64]     Are there any  restrictions on  medically-related  waivers?  We will only consider  providing this benefit on amounts up to
         $500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life  insurance  policy or annuity  contract issued by American  Skandia  where the Insured  under this Policy is named as the  Insured,  Owner or  Annuitant  under the other policy or contract.  NOTE:  Where allowed by law,  Policies  issued to an Insured(s) in a substandard  risk class may not be eligible for a medically-related waiver.

[65]     What happens to the remaining  benefits if American  Skandia makes such a payment in connection with a partial  withdrawal?
         A partial  withdrawal  for which we grant a  medically-related  waiver has the same impact on the  remaining  benefits that results from any other partial  withdrawal.  We simply do not deduct the  contingent  deferred  sales charge that otherwise would apply.

                                                               RISKS

[66]     What are the risks,  and who takes the  risks?  We bear the risk  that,  for all the  Policies  we issue,  when  considered
                                                         --
         together,  our expenses exceed our charges,  including the expense of providing the difference at death between the Account
         Value  and the  Death  Benefit.  We also  bear  the  investment  and  reinvestment  risk in  providing  interest  crediting
                                          --
         guarantees to Fixed  Allocations  and to the Loan Account,  as well as for any settlement  options that assume a fixed rate of return.  We also bear the risk in  guaranteeing  the  Guaranteed  Minimum Death Benefit if your Policy lapses and you do
                     --
         not have any Debt. You bear the investment  risk when allocating  Account Value to any variable  investment  option,  since
                            ---
         that will affect the amount available for any loans,  partial withdrawals or surrender.  Any irrevocable  beneficiary bears
                                                                                                  ----------------------------
         the risk as to the Death  Proceeds,  which are affected by investment  performance  of the investment  options,  the age at which the  Insured  dies,  any loan or  withdrawal  activity  by the Owner  prior to the  Insured's  death or payment of an accelerated death benefit.

                                                            OTHER RIGHTS

[67]     Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise  under a Policy.
         You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"  which means it cannot be changed.
         If you do not designate the Beneficiary as irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all Beneficiary  designations are subject to our acceptance,  to the extent permitted by law. You also may transfer,  pledge or assign your Policy,  which may trigger a currently taxable event. You should only transfer,  pledge or assign your Policy after  consulting  with a competent  tax  advisor.  You may  exercise  voting  rights in relation to the applicable  Portfolios.  Some of these  rights may be  limited  depending  on the usage of your  Policy,  especially  if we permit it to be held in connection with certain retirement plans designed to be "qualified" plans under the Code.

                                                       THE INSURANCE COMPANY

[68]     Who is American  Skandia?  American  Skandia Life  Assurance  Corporation  ("American  Skandia") is a stock life  insurance company  domiciled  in  Connecticut  with  licenses in all 50 states and the District of  Columbia.  American  Skandia is a
         wholly-owned  subsidiary of American  Skandia,  Inc.,  whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  Two of our affiliates,  American Skandia Marketing,  Incorporated,  and American Skandia Information Services and
         Technology  Corporation,  may provide  certain  administrative  functions  for us. We may also engage  various  independent firms to provide  various  administrative  functions for us.  Another  affiliate,  American  Skandia  Investment  Services,
         Incorporated,  currently  acts as the investment  manager to American  Skandia  Trust,  one of the underlying  mutual funds whose Portfolios are available as variable  investment options.  We currently engage Skandia Investment  Management,  Inc., an affiliate whose indirect parent is Skandia  Insurance  Company Ltd., as investment  manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

         American  Skandia is in the business of issuing variable  annuity and variable life insurance  contracts.  American Skandia currently  offers the  following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred annuities that are registered  with the SEC; (b) certain other fixed  deferred  annuities that are not registered  with the
         SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC. No company other than American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable annuity and variable life insurance contracts.

                                                        THE SEPARATE ACCOUNT

[69]     What  supports  American  Skandia's  obligation  to me if I buy a Policy?  The  benefits  provided  by the  Policy  are our obligations.  The assets  supporting  our  obligations  equaling the Account  Value  allocated  to the variable  investment options are held in our  Separate  Account F. We maintain  assets in our general  account to support our  obligations:  (1)
         equal to the Account Value allocated to the fixed option;  (2) equal to the Account Value in the Loan Account;  (3) for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

         The  Separate  Account  was  established  under  the laws of  Connecticut.  Assets  in the  Separate  Account  may  support obligations  created in relation to the  Policies  described  in this  Prospectus  or other  policies we offer.  We are the legal owner of the assets in the Separate  Account.  Income,  gains and losses,  whether or not  realized,  are credited or charged to the Separate  Account  according to the terms of the Policies and any other policies  supported by the assets in the Separate  Account  without regard to our other income,  gains or losses or to the income,  gains or losses in any other of our separate  accounts.  We will  maintain  assets in the  Separate  Account with a total market value at least equal to the reserves and other  liabilities we must maintain in relation to the life insurance  policies  supported by such assets.
         These assets may only be charged with liabilities that arise from such life insurance policies.

         Separate  Account F is  registered  with the U.S.  Securities  and Exchange  Commission  (the "SEC")  under the  Investment
         Company  Act of 1940 as a unit  investment  trust,  which  is a type of  investment  company.  This  does not  involve  any supervision  by the SEC of the  investment  policies,  management  or  practices  of the  Separate  Account  or of us.  The
         Separate Account meets the definition of "separate account" under the federal securities law.

         The only  Sub-accounts  available  to you are those  offered  in this  Prospectus.  These  Sub-accounts  are  available  as investment  options  for  other  policies  we offer.  Sub-accounts  are  permitted  to invest  in  Portfolios  we  consider suitable.  The  Portfolios in which the  Sub-accounts  invest are available to  Sub-accounts  of other  separate  accounts, including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other  insurers and of various qualified retirement plans may also invest in the Portfolios.

                                                               TAXES

[70]     What are the taxes  associated  with the Policy?  The following are some brief summary  answers to questions  about Federal income taxes.  Federal and state tax laws, as well as the  interpretations  of those laws,  change. In addition,  we do not know your  particular  circumstances,  which is one of a number of reasons why we cannot  give you tax  advice.  You should consult a  professional  tax  advisor  for tax advice for your  particular  situation.  You should also be sure to read the
         "Additional  Tax  Considerations"  section  appearing  later in this  Prospectus,  which  includes,  but is not limited to, information regarding estate and gift taxes.

[71]     Is gain in the  Policy  taxed  every  year?  Under  most  circumstances,  any gain in the  Policy is not  taxed  currently.
         However,  if you assign or pledge the  Policy,  we expect to report  any gain in the  Policy as then  currently  taxable as ordinary income.  In addition,  except in the case of a partial  assignment as of the Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

[72]     How are amounts that I receive before the Insured's  death taxed?  Amounts you receive as a partial  withdrawal,  a loan or if you  surrender  the Policy are deemed for income tax  purposes  to come first from any gain in the  Policy.  Any gain is taxed as ordinary  income.  Any portion of these types of distributions  representing  gain in the Policy may be subject to a 10% tax penalty if taken before your age 59 1/2.

[73]     Will my Beneficiary  pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary  does not pay any income tax on the Death Proceeds.

                                                       AVAILABLE INFORMATION

[74]     How  can I find  out  more  about  this  offer?  You  first  should  review  the  rest of this  Prospectus  for  additional information.  This Prospectus is part of the  registration  statement we filed with the Securities and Exchange  Commission regarding this offering.  Additional  information on American  Skandia and this offering is available in that  registration statement and  accompanying  exhibits.  You may obtain  copies of these  materials at the  prescribed  rates from the SEC's
         Public  Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C.,  20549.  You may inspect and copy the  registration statement and the accompanying  exhibits at the SEC's public reference  facilities at the above address,  Room 1024, and at the SEC's Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900,
         Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's
         Internet  Website  (http://www.sec.gov)  for  this  registration  statement  as well as for  other  registrants  that  file electronically with the SEC.

                                          MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                                                     PROVIDING SERVICES TO YOU

You can reach us by telephone at  1-888-554-3348 or through our Internet Website at  http://www.americanskandia.com.  We may require that you provide us with proper  identification  before we release  information  about your Policy or accept  instructions  received over the phone,  the  Internet or via any other  electronic  means.  We may require  that you  provide  your Social  Security or tax identification  number.  We also may require  you to present  the  personal  identification  number  ("PIN") we provide you after we issue a Policy.  To the extent  permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim, loss,  liability or expense in connection with a transaction,  including but not limited to a transfer between investment options,  over the  phone,  the  Internet  or via any  other  electronic  means.  However,  this will only be the case if we or such authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on reasonable  procedures to identify you or your designee  though a number of verification  methods.  These methods may include  recording phone  conversations, requesting Social Security or tax identification  numbers,  PINs, confirming electronic mail addresses,  or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing for certain  transactions.  We require the written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Policy  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other  form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

                                                            DESIGNATIONS

Certain  designations  apply to a Policy - the Owner,  the Insured and the  Beneficiary.  All  designations are subject to our rules and our acceptance.  We assume all  designations,  other than the Insured,  are revocable  unless you tell us otherwise.  You should consult with a competent  tax advisor on the income tax,  estate and  inheritance  tax  implications  of various  designations.  You should  also  consult  with a competent  legal  advisor as to the  implications  of certain  designations  in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.

We assume the  Beneficiary  is you or your  estate  unless you tell us  otherwise.  You may name more than one primary and more than one contingent Beneficiary.

                                                       NET INVESTMENT FACTOR

For each  Sub-account the initial Unit Price was $10.00.  The Unit Price for each subsequent  Valuation Period is the net investment factor for that Valuation Period,  multiplied by the Unit Price for the immediately  preceding  Valuation Period. The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the  underlying  Portfolio at the end of the current  Valuation  Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio;  plus or minus

(b)      any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

(2)

         is the net result of:

(a)      the net asset value per share of the underlying  Portfolio at the end of the preceding  Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio;  plus or minus

(b)      any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of the Sub-account.

(3)      is the mortality and expense risk charges and the administration charge.

                                                        ALLOCATION PROGRAMS

We may provide  administrative  support for various programs that  automatically  transfer Account Value between certain  investment options at scheduled  times.  These include dollar cost  averaging and static  rebalancing  (periodic  rebalancing of Account Values between  investment  options  to  conform to preset  percentages).  However,  we only  offer to  support  such  allocation  programs according to our rules.  While we are offering to support these programs as of the date of this  Prospectus,  we do not guarantee to support these programs at all times.

We may also  provide  administrative  support  for  various  allocation  programs  that  may be made  available  by your  investment professional.  These may include  various asset  allocation and market timing  programs.  In connection  with such programs,  we may support  periodic  withdrawals  from your  Policy to pay your  investment  professional.  We only  offer to  support  such  programs according to our rules.  These rules may include,  but are not limited to,  receipt of your  authorization  In Writing  permitting a investment  professional  to make  transfers  between  investment  options on your  behalf,  or to enroll  your Policy in one of the allocation  programs for which we provide  administrative  support.  We permit the agent of record to make  transfers on your behalf unless you give us other instructions.

Any investment  professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage any agent of record or any third parties to offer  investment  allocation  services of any type, so that persons or firms offering  such  services  do so  independent  from  any  agency  relationship  they may have  with us for the sale of  Policies.  We therefore take no responsibility for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation  programs employed by such third parties or any investment  allocation  recommendations  made by such third  parties.  While we offer  support  for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs  and do not  guarantee  to always  continue  support for those  programs we  currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

                                                      LIMITATIONS ON TRANSFERS

We retain the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Prices or the share prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or redemption of shares is to be restricted because of  excessive  trading or a specific  transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion  of the total assets of a particular
Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

                                                   DEATH DURING THE GRACE PERIOD

We deduct the unpaid  charges  from the Death  Benefit  when  calculating  the Death  Proceeds,  if the Insured  dies during a grace period.  For more  information  on the grace  period,  please refer to the response to the question "Do I have to maintain a minimum
Cash Value?"

                                                           REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this application In Writing at our Office within five years of the date the lapse  occurred  as  measured  from the end of the grace  period.  We may  require  evidence  of  insurability satisfactory  to us. In order to reinstate  your Policy,  you also must pay us a  reinstatement  amount,  including  any  applicable charges.

                                                        PRICING TRANSACTIONS

We "price"  charges,  transfers,  distributions  and payments on the date indicated  below.  If such  transactions  are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|      "Scheduled"  transactions such as monthly deductions,  transfers and distributions are "priced" according to the Unit Price next computed after the date such transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day,  such  transaction  will be  processed  and priced on the next  Valuation  Day  following  the scheduled transaction.  "Scheduled"  transactions include, but are not limited to, all charges deducted on a Monthly Processing
     Date,  equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging  program or transfers  previously  scheduled with us at our Office as part of any  rebalancing,  asset  allocation or similar program, or any program of scheduled distributions.

|X|       "Unscheduled"  transactions such as transfers,  loans or partial withdrawals that are not subject to the medically-related waiver provision are "priced"  according to the Unit Price next computed after we receive the request for such  transactions at our Office.  "Unscheduled"  transfers  include any  transfers  processed in  conjunction  with any market  timing  program,  or transfers not previously  scheduled with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar  program which  you  employ  or  you  authorize  to be  employed  on  your  behalf.  "Unscheduled"  transfers  received  pursuant  to an authorization to accept transfer  instructions  using voice or data  transmission over the phone are priced as of the Valuation
     Period we receive the request at our Office for such transactions.  We price unscheduled  payments sent to us as of the date we receive such amounts at our Office.  These include loan  repayments,  payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|      We price surrenders,  withdrawals  subject to the  medically-related  waiver provision,  accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such  transactions  and such materials are satisfactory to us.

                                                       DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the  period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation  or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum  rate  required  by law but not less than 3% per year on the amount  deferred.  We may defer  payment of proceeds of any distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only, and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts  may be postponed during the period:  (1) the
New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock  Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement and such orders;  or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

                                                               VOTING

You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the  applicable  Portfolio  will  instruct  us how to vote on the  matter,  pursuant  to the  requirements  of Rule 18f-2  under the
Investment Company Act of 1940.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

                                                  TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your  rights in a Policy may be  transferred,  assigned  or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty  taxes.  You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death  upon  which the Death  Benefit is  payable.  You must  request a  transfer  or  provide  us a copy of the  assignment  In
Writing.  A transfer  or  assignment  is  subject  to our  acceptance.  We will not be deemed to know of or be  obligated  under any assignment  prior to our receipt and  acceptance  thereof.  We assume no  responsibility  for the  validity  or  sufficiency  of any assignment.

                                                              REPORTS

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your consent, to provide any prospectus,  prospectus supplements,  confirmations,  statements and reports required by applicable law or  regulation  to you through our Internet  Website at  http://www.americanskandia.com  or any other  electronic  means,  including diskettes or CD ROMs.  We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account
Value. Such transactions will generally include changes in investment  allocation or transfers among investment  options,  loans and loan repayments,  partial  surrenders or withdrawals,  and any charges associated with such unscheduled  transactions.  We also send quarterly  statements  detailing  the  activity  affecting  your  Policy  during the prior  quarter,  including  all  scheduled  and unscheduled  transactions.  To the extent  permitted  by law,  some types of  scheduled  transactions  will only be  confirmed  on a quarterly basis.  Such transactions will generally  include those  pre-authorized  charges deducted on the Monthly  Processing Date.
You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be  reported  to us at our  Office as soon as  possible  to assure  proper  crediting  to your  Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us otherwise  within 30 days from the date you receive  the  confirmation.  For  transactions  that  are  first  or only  confirmed  on the  quarterly  statement,  we  assume  all transactions  are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  We may also send an annual report and a semi-annual report containing  applicable  financial  statements for the Separate Account and the Portfolios, as of December 31 and June 30,  respectively,  to you or, with your prior  consent,  make such  documents  available  electronically through our Internet Website or other electronic means.

                                                          INCONTESTABILITY

We may not contest the validity of a Policy after it has been in effect during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in effect  for two years from the date of the reinstatement.

                                                              SUICIDE

If an Insured  commits  suicide within two years of the Issue Date (or whatever  maximum period is permitted  under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

                                                            MISSTATEMENT

If there has been a  misstatement  of age or gender of an Insured,  all values under the Policy,  including  the amount of the Death
Proceeds,  will be  recalculated  from the Issue Date of the Policy based on the correct age and gender.  We will do so as specified in the Policy and as permitted by law.

                                                             BACKDATING

Depending on your Age at the time you apply for a Policy,  it may be  advantageous to have the Policy Date be earlier than the Issue
Date.  This is known as  "backdating."  Doing so may enable  you to qualify  for lower cost of  insurance  charges.  We only  permit backdating  if: (a) doing so will qualify you for a lower cost of insurance  charge;  and (b) the Policy Date is no earlier than the date the  Application is signed and in no case more than 90 days before the Issue Date. If you elect  backdating,  on the Issue Date we will deduct  charges  that would have been  deducted as of the Policy Date and any Monthly  Processing  Dates  between the Policy
Date and the Issue Date.  To the extent  permitted  by law, we do not  guarantee  any  increase in the Account  Value for the period between the Policy Date and the Issue Date.  However,  we also  reserve the right,  to the extent  permitted by law, to credit you a fixed rate of interest for such period.

                                                     POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect  before you surrendered  your prior policy.  Under our rules we will,  among other things,  increase the Account Value as of the Policy Date by the amount of the loan and allocate  that  portion of the  increased  Account  Value to the Loan  Account as  collateral  for the loan. By increasing the Account  Value,  there will be a  corresponding  increase in the Face Amount and the Required Death Benefit.
In addition,  for purposes of determining  the Guaranteed  Minimum Death Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  Any  contingent  deferred  sales charge will be based on the actual  amounts  received, not such amounts plus the amount of the loan.  All charges that are  calculated  as a percentage of your Account Value will increase because the Account  Value will be increased by the amount of the loan.  Currently,  loans  established  as part of a 1035  exchange are treated as  "preferred"  loans  pursuant to our current  guidelines.  We reserve the right to limit the amount of a  transferred loan that we will consider "preferred".  (See "Loans" for a complete description).

                                                    RESOLVING MATERIAL CONFLICTS

The Portfolios may be available to registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies  not  affiliated  with us. We also may offer life  insurance  policies  and/or  annuity  contracts  that  offer  different variable  investment  options from those offered  under this Policy,  but which invest in the same  Portfolios.  It is possible that differences  might  arise  between  our  Separate  Account F and one or more  accounts of other  insurance  companies  which offer a
Portfolio as a Sub-account.  It is also possible that  differences  might arise between a Sub-account  offered under this Policy and variable  investment  options  offered under  different  life insurance  policies or annuities we offer,  even though such different variable  investment  options invest in the same Portfolio.  In some cases, it is possible that the differences  could be considered
"material  conflicts."  Such a  "material  conflict"  could also arise due to  changes  in the law (such as state  insurance  law or
Federal tax law) which affect either these  different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting rights under our policies and/or  annuities  and those of other  companies,  persons  with voting  rights  under  annuities  and those with rights  under life policies,  or persons  with voting  rights  under one of our life  policies  or  annuities  with those under other life  policies or annuities  we offer.  It could  also arise for other  reasons.  We will  monitor  events so we can  identify  how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons  with voting  rights under our life policies or annuities  vis-a-vis those with rights under life policies or annuities  offered by other insurance  companies.  We will also take the necessary  action to treat  equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                                              SERVICE FEES PAYABLE BY UNDERLYING FUNDS

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                MODIFICATION OF THE SEPARATE ACCOUNT

We reserve the right to do any or all of the following:  (a) combine any Sub-account(s) with any other  Sub-account(s);  (b) combine
Separate  Account F or a portion  thereof with other  separate  accounts;  (c)  deregister  Separate  Account F under the Investment
Company Act of 1940; (d) operate Separate Account F as a management  investment  company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the Securities Act of 1933, the Securities  Exchange
Act of 1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the Code; and (g) make changes  required by any change in other Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make  additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in  Portfolios  we believe to be suitable for the Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios  for the one in which a  Sub-account  is  invested.  Substitutions  may be  necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer  available  for  investment,  or for some other reason.  We would obtain prior  approval from the insurance  department  of our state of domicile,  if so required by law,  before making such a substitution,  combination,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

                                                          ENTIRE CONTRACT

For any Policy  issued,  the entire  contract  between you and us includes  the Policy  form and any of the  following  which may be attached  to the  Policy:  riders  or  endorsements,  the copy of any  Application  and  endorsements.  All  statements  made in any
Application  are deemed to be  representations  and not  warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents  or our Secretary  may change or waive any  provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted by law, we are not bound by any promises or  representations  made by or to any other person.

                                                   ADDITIONAL TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that  agencies or courts will always agree as to how the tax law or  regulations are to be  interpreted.  This discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The Policy was  designed to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to qualify as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally accorded life insurance under federal tax law, a policy must  satisfy  certain  requirements  established  by the Code.  We believe the Policy  satisfies  the  applicable requirements.  If we  determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform the Policy to the  applicable  requirements.  This  action may require  making  certain  changes to your Policy  which could include the return of a portion of your premium and the earnings  thereon and the imposition of higher cost of insurance  charges in the future.  We will notify you before making any such changes.

Treatment as a "modified  endowment  contract":  Under most  circumstances,  taxes on any gain in the Policy are  `deferred' and not taxed every year.  Unless  your Policy is  established  as part of an eligible  exchange of a life  insurance  policy  entered  into before  June 21,  1988,  amounts  you  receive as a partial  withdrawal,  a loan or as a  surrender  are taxed in the same manner as distributions  from a deferred  annuity before annuity payments begin.  This means that these types of  distributions  are deemed to come first from any gain in the policy and that any gain is treated as ordinary  income.  It also means that  distributions  of gain may be subject to a 10% tax penalty if taken  before age 59 1/2.  Under most  circumstances,  the  Beneficiary  will not pay any income tax on the Death Proceeds.

Assignment:  If you assign or pledge any portion of the Policy,  the  transaction is treated as a  distribution  subject to taxation as ordinary  income.  The tax penalty  noted above may apply.  In  addition,  except in the case of a partial  assignment  as of the
Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts:  If you give your Policy as a gift to an entity for which you are not the  taxpayer  or to anyone  other than your spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation  rules:  You may purchase  more than one life  insurance  policy from us in the same calendar year that is treated under the Code as a "modified  endowment  contract,"  including the Policy described in this Prospectus.  If you do, all such policies are subject to "aggregation  rules." Under these rules,  all of these policies must be treated as one modified  endowment  contract when determining  the portion of any  distribution  or deemed  distribution  which is currently  taxable.  It is also possible that these aggregation rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such  exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual  or  individuals  before and after the  exchange;  (b) the need for the  owner(s)  to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is  received  equal to any outstanding  indebtedness  on the life  insurance  exchanged  for the Policy.  If you exchange a life  insurance  policy  considered entered into before June 21, 1988 and which is not a modified  endowment  contract,  we believe the new policy generally will not be treated as a modified  endowment  contract if no additional  premium is paid. For those  Policies not treated as modified  endowment contracts,  we believe that loans are not treated as distributions  and withdrawals are deemed to come first from your investment in the policy.  In addition,  we believe that the  aggregation  rules as well as the tax treatment of  assignments,  pledges and gifts, noted above,  would not apply.  However,  we cannot  guarantee  this tax treatment and advise you to consult your tax advisor before exchanging any existing life insurance policy.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code for such  transactions.  In addition,  please be cautioned  that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance  policy,  particulary as to the  subsequent  methods to be used to test for  compliance  under the Code for both the  definition  of life  insurance  and the definition of a modified endowment contract.

As of the date of this  Prospectus,  we continue  to report  partial  surrenders  of life  insurance  policies as subject to current taxation to the extent of any gain.  However,  we may change our  reporting  procedures to treat  certain of these  transactions  as partial  1035  exchanges.  Should we do so, we  reserve  the right to report  transactions  that may have been  designed  to receive partial 1035 exchange  treatment as partial  surrenders  subject to current  taxation if we, as a reporting and  withholding  agent, believe that we would be expected to deem a transaction to be abusive.

Transfers between investment  options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life  insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such a policy.  Such guidelines may or may not  address the number of  investment  options or the number of  transfers  between  investment  options  offered.  It is not known whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered  pursuant to this  Prospectus.  We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more  generations  younger than the policy holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are  required to pay.  You should  consult  with  competent  tax  counsel  for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h)  of the Code  provides  that a  variable  life  insurance  policy,  in order  to  qualify  as life insurance,  must  have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a  mutual  fund by the
segregated  asset  account  of  insurance  companies).   The  Treasury   Department's   regulations  prescribe  the  diversification
requirements  for variable  life  insurance  policy.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend upon the nature of the  distribution.  However, under most  circumstances  a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that  otherwise  would be payable to the  Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements regarding the terminal  illness of the Insured.  We believe  payments under the provisions of the  accelerated  death benefit of the
Policy will meet the  requirements  of the Code and the  regulations  in order to qualify as  tax-free  payments.  A  qualified  tax advisor  should be consulted as to any federal gift and estate tax  consequences  of an Owner's  exercise of the  Accelerated  Death
Benefit provision and payment of the proceeds under this provision to the Insured or other parties.

Survivorship  Policies:  The Code does not  directly  address  how certain  features of a policy  paying on the death of a surviving insured  should be  treated.  We  believe  such a policy  should be  treated as other  life  insurance  policies,  but there is some uncertainty  as to whether that is the case. If the surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are includible in the person's estate if the proceeds  are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard Risk Classes:  The Code provides limited guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a substandard  risk class).  The Code limits the amount we can charge for mortality  costs and other expenses we use when we calculate  whether your Policy  qualifies as life  insurance  under the Code.  We are required to base our  calculations  on reasonable  mortality  and other  charges  reasonably  expected to be paid.  We believe that the charges used for your Policy should meet the current  requirement  for  "reasonableness."  However,  we reserve the right to make changes to the current and  guaranteed mortality  charges and factors used to determine the Required Death Benefit,  if new regulations or guidance is issued that requires a change to ensure  that your  Policy  qualifies  as life  insurance  under the Code.  This  could  result in a change in your Death
Benefit and/or the return of a portion of your premiums and the earnings thereon.  We will continue to monitor this situation.

Other Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under  certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal  estate taxes.  Federal estate and gift taxes are integrated for various purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                     SAFEKEEPING OF THE ASSETS

We maintain the assets of the Separate Account and those in our general account.  The assets of the Separate Account are segregated from those in our general account.

                                                             REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.
We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual statement,  in a form prescribed by the Connecticut  Insurance  Department,  which covers our operations for the preceding calendar  year,  and must prepare and file our  statement of financial  condition as of December 31 of such year.  The  Commissioner and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our operations will be  conducted  periodically  according  to the rules and  practices of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities  laws and  regulations  and to regulatory agencies,  such as the Securities and Exchange Commission and the Connecticut  Banking  Department,  which administer those laws and regulations.

We can be assessed up to prescribed  limits for  policyholder  losses  incurred by insolvent  insurers under the insurance  guaranty fund laws of most states.  We cannot  predict or estimate the amount any such future  assessments we may have to pay.  However,  the insurance  guaranty laws of most states  provide for  deferring  payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several  states,  including  Connecticut,  regulate  insurers  and  their  affiliates  under  insurance  holding  company  laws  and regulations.  This applies to us and our  affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance products;
(c) the securities laws,  particularly as they relate to insurance and annuity products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed  toward  improving the solvency of insurance companies.  We would also be affected by federal  initiatives  that have impact on the  ownership of or  investment in United States companies by foreign companies or investors.

                                                           LEGAL MATTERS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

                                                         LEGAL PROCEEDINGS

As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no material  claims.  American  Skandia and its  affiliates  are involved in pending and threatened  legal  proceedings  in the normal course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a  material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability  to meet its obligations under the Policy, or on the distribution of the Policy.

                                                              EXPERTS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account F at  December  31,  2001 and for each of the three  years in the period  ended  December  31,  2001, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports  thereon  appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

William H.  Strong,  Vice  President,  FSA,  MAAA,  has approved  the  hypothetical  illustration  included in this  Prospectus  and
Registration Statement.  We have included them relying on his opinion that they are reasonable.

                                                   DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary of American  Skandia,  Inc. acts as the principal underwriter of the Policies.  ASM was  incorporated  under the laws of the State of Delaware on September 8, 1987.  ASM's  principal business address is One Corporate  Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with  purchases and sales of securities  held by  portfolios  of American  Skandia Trust which are offered as underlying  investment options  under  the  Policy.  ASM is a  broker-dealer  registered  with the SEC  under  the 1934  Act and a member  of the  National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may  otherwise  offer the  Policies  that are exempt from such  registration.  In  addition,  ASM may offer
Policies  directly to potential  purchasers.  Generally,  the maximum  initial  commission to be paid on premiums  received is 8.5%.
However,  we may pay higher amounts under certain situations.  In addition,  a portion of compensation may be paid from time to time based on all or a  portion  of  either  the  Account  Value  or the Cash  Value.  We  reserve  the  right to base  commissions  from time-to-time  on the investment  options  chosen by Owners,  including  investment  options that may be deemed our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in relation to  providing  certain  statistical  information  upon  request by Owners  about the investment  options and the  Portfolios.  We may make the fee payable to the service  providers based on either the Account Value or
Cash Value of Policies.  Under most  circumstances,  we will engage the  broker-dealer  of record for your Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks),  to be your resource for the  statistical  information,  and to be  available  upon your request to both  provide and explain  such  information  to you. The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

From time to time,  as  permitted  by law, we may promote the sale of our products  such as the  Policies  offered  pursuant to this
Prospectus through programs of non-cash rewards to registered  representatives of participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise  certain  information  regarding the performance of the investment  options that does not take into  consideration  the  effect of either  the cost of  insurance  charges,  the  contingent  deferred  sales  charge,  or the maintenance  fee. This  performance  information may help you review the  performance of the investment  options and provide a basis for comparison between the Policy's  investment  options.  This information may be less useful when comparing the performance of the investment  options with the performance of investment  options  provided in other variable life policies  because each plan of life insurance  will have its own  applicable  charges.  This  information  is even less useful in comparing  performance  to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the Sub-accounts is based on past performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical  performance  because the  Sub-accounts  did not exist during the period the performance was achieved.  Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  historical performance  since inception of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds;  (b)
the Premium and Policy Date; and (c)  assumptions  about a lack of transfers,  loans,  loan  repayments and  withdrawals  during the period for which performance is quoted.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed  Allocations,  pay Death Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                           ILLUSTRATIONS

It is impossible to illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works, and may be able to better compare a Policy with other life insurance plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the  Insured(s)  as well as certain  assumptions  about the future.  The Company  will  furnish,  upon request and at no charge,  a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the  Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  and (d) the Face
Amount you seek or the amount of Premium  you intend to pay.  Where  applicable,  the  Company  will also  furnish  upon  request an illustration for a Policy that is not affected by the sex of the Insured.

When requested,  personalized hypothetical  illustrations provided by the Company will be based, as appropriate,  on the methodology and format of the  hypothetical  illustrations  that the Company has included in its registration  statement for the Policy.  Please refer to the section of the  Prospectus  entitled "How can I find out more about this offer?" The  hypothetical  illustrations  show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions, including:

|X|      Hypothetical  average  annual gross rates of return in the  Portfolios  of 0%, 6% and 12%. To the extent  permitted by NASD rules and other applicable laws and  regulations,  we may also provide  personalized  hypothetical  illustrations  based on actual historical performance of one or more of the Portfolios.

|X|      Hypothetical  constant  expense  ratios of 1.19% for the  Portfolios,  which is the  average  of the  actual  total  annual expenses for all available  Portfolios as of December 31, 2001. The total annual  expenses for the underlying  mutual funds are shown in the section  entitled  "Summary  of Costs -  Underlying  Mutual Fund  Portfolio  Annual  Expenses."  The 1.19%
         hypothetical  expense  ratio,  when  deducted  from  the  hypothetical  average  annual  gross  rates  of  return  equals a hypothetical  average annual net rate of return of -1.19%,  4.81%,  10.81%  respectively.  To the extent  permitted by NASD rules and other applicable laws and  regulations,  we may also provide  personalized  hypothetical  illustrations  based on different assumptions of underlying mutual fund expenses.

|X|      The mortality and expense risk charge  assessed  against the assets in the Separate  Account at an annualized rate of 0.90%
         per year for Policy  Years 1 through  15 and 0.25% for  Policy  Years 16 and  thereafter.  The  charge  for  administrative expenses  connected with operating the Separate  Account is 0.25% per year.  The 0.25% charge for  administrative  expenses does not decrease after the 15th Policy Year.

|X|      The cost of insurance  charges  under the Policy that differ by gender,  tobacco  usage class and attained  age, as well as all other charges that apply.

                                                  EXECUTIVE OFFICERS AND DIRECTORS

Our executive  officers,  directors and certain  significant  employees,  positions with us and principal  occupations are indicated
below.  The  immediately  preceding  work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

                                                              Position with American Skandia
Name                                                          Life Assurance Corporation                        Principal Occupation
----                                                          --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Abram joined us in 1998.  She  previously  held the  position of Senior Vice  President,  Chief  Marketing  Officer with Mutual
Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Carl A. Cavaliere                                             Vice President, Corporate Treasurer          Vice President, Corporate
                                                               and Business Controller            Treasurer and Business Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997.  She  previously  held the position of Assistant Vice President with Phoenix Duff & Phelps since
1984.

Lincoln R. Collins                                            Senior Vice President,                           Senior Vice President
                                                              Chief Operating Officer and               and Chief Operating Officer:
                                                              Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Janet A. Cottrell                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Cottrell  joined us in July 1998. She previously  held the position of Director,  Human  Resources with Alliance  Entertainment
Corporation since 1992.

Timothy Cronin                                                Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously  held the position of  Manager/Client  Investor with Columbia  Circle  Investors  since
1995.

Harold Darak                                                  Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999.  He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
                                                                                                            Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Lisa Foote                                                    Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Foote joined us in 2001. She previously  held the positions of Vice President  with Gateway  Computer  Corporation  from January
2000 until  August 2000;  Director,  AmericaOne  Operations  with Capital one from July 1998 until  December  1999;  and Senior Vice
President with Recovery Retailer Financial Services (a division of GE Capital) from December 1994 until July 1998.

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

N. David Kuperstock                                           Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President,                    Executive Vice President,
                                                              Treasurer , Corporate Controller,      Treasurer, Corporate Controller
                                                              and Chief Financial Officer               and Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999.  She  previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and
Vice President with Merrill Lynch since 1995.

Timothy D. Rogers                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Rogers joined us in 2002. He previously  held the positions of Director,  Financial  Reporting and Analysis with Hartford  Life,
Inc. since March 1999 and Director, Financial Projects and Analysis with United Health Group since May 1997.

Rodney D. Runestad                                            Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager,  Application  Development  with Citizens  Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial  Systems from June 1994 to
October 1997 and various actuarial positions with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Amanda C. Sutyak                                              Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Robert G. Whitcher                                            Director (since October, 2001)                               Director:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  Senior Vice President and                    Senior Vice President and
                                                              General Counsel                                       General Counsel:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Wickman joined us in 2001. He previously  held the position of Senior Vice  President and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President                           Senior Vice President:
                                                                                                              American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

                                            FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost       Fair Value
                                                          ----
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

         5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                                                      FINANCIAL STATEMENTS FOR
                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account F and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying statement of assets and contractowners'  equity of the fifty-nine  sub-accounts of
American  Skandia Life Assurance  Corporation  Variable  Account F, referred to in Note 1, as of December 31, 2001, and the  statements  of  operations  and  statements  of changes  in net assets for each of the three  years in the period ended December 31, 2001.  These financial  statements are the  responsibility  of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the fifty-nine  sub-accounts of American Skandia Life Assurance  Corporation Variable Account
F,  referred to in Note 1, at December 31, 2001,  the results of their  operations  and changes in their net assets for each of the three  years in the period  ended  December  31,  2001 in  conformity  with  accounting  principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS, LIABILITIES AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------

                                      ASSETS                                                                                                LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                               Payable to American Skandia Trust                                                   $ 271,203
            AIM Balanced Portfolio - 153,833 shares ( cost $1,972,225)                            $ 1,762,920       Payable to Montgomery Variable Series                                                     431
            Alger All-Cap Growth Portfolio - 493,078 shares ( cost $3,087,773)                      2,810,547       Payable to Evergreen Vaiable Annuity Trust                                                130
                                                                                                                                                                                                     -------------
            Alliance Bernstein Growth & Value Portfolio - 5,895 shares ( cost $55,019)                 57,296                                 Total Liabilities                                           271,764
            Alliance Growth Portfolio - 210,563 shares ( cost $2,666,986)                           2,059,305
            Alliance Growth & Income Portfolio - 316,338 shares ( cost $6,218,972)                  5,915,527
            American Century Income & Growth Portfolio - 204,376 shares ( cost $2,698,060)          2,419,815
            American Century International Growth I Portfolio - 136,866 shares ( cost $1,768,468)   1,665,663
            American Century Strategic Balanced Portfolio - 98,128 shares ( cost $1,300,187)        1,238,380
            Cohen & Steers Real Estate Portfolio - 61,510 shares ( cost $606,500)                     621,869                               NET ASSETS
            DeAm Small-Cap Growth Portfolio - 229,643 shares ( cost $1,819,887)                     1,614,390                                                                                  Unit
            Federated Aggressive Growth Portfolio - 12,137 shares ( cost $83,924)                      87,628       Contractowners' Equity                                          Units     Value
                                                                                                                    ----------------------                                          -----     -----
            Federated High Yield Bond Portfolio - 226,293 shares ( cost $1,987,794)                 2,002,690
            Founders Passport Portfolio - 84,938 shares ( cost $1,203,028)                            857,872              AST - AIM Balanced Portfolio                               173,589  10.16  $ 1,762,920
            Gabelli All-Cap Value Portfolio - 167,517 shares ( cost $1,641,162)                     1,651,720              AST - Alger All-Cap Growth Portfolio                       504,660   5.57    2,810,547
            Gabelli Small-Cap Value Portfolio - 172,170 shares ( cost $2,208,355)                   2,250,258              AST - Alliance Bernstein Growth & Value Portfolio            5,941   9.64       57,296
            Goldman Sachs Small-Cap Value Portfolio - 93,910 shares ( cost $1,358,554)              1,460,304              AST - Alliance Growth Portfolio                            191,686  10.74    2,059,305
            Invesco Equity Income Portfolio - 218,685 shares ( cost $3,322,796)                     3,409,305              AST - Alliance Growth & Income Portfolio                   495,152  11.95    5,915,527
            JanCap Growth Portfolio - 309,861 shares ( cost $8,105,568)                             7,427,372              AST - American Century Income & Growth Portfolio           245,214   9.87    2,419,815
            Janus Mid-Cap Growth Portfolio - 166,277 shares ( cost $943,930)                          660,120              AST - American Century International Growth I Portfolio    181,970   9.15    1,665,663
            Janus Overseas Growth Portfolio - 134,130 shares ( cost $2,440,465)                     1,393,613              AST - American Century Strategic Balanced Portfolio        111,255  11.13    1,238,380
            Janus Strategic Value Portfolio - 64,647 shares ( cost $617,246)                          601,214              AST - Cohen & Steers Real Estate Portfolio                  54,527  11.40      621,869
            Kinetics Internet Portfolio - 4,321 shares ( cost $36,752)                                 36,212              AST - DeAm Small-Cap Growth Portfolio                      189,501   8.52    1,614,390
            Lord Abbett Bond Debenture Portfolio - 30,253 shares ( cost $309,287)                     316,140              AST - Federated Aggressive Growth Portfolio                 12,299   7.12       87,628
            Marsico Capital Growth Portfolio - 458,978 shares ( cost $8,169,482)                    6,370,617              AST - Federated High Yield Bond Portfolio                  229,485   8.73    2,002,690
            MFS Global Equity Portfolio - 38,207 shares ( cost $342,827)                              351,890              AST - Founders Passport Portfolio                          109,888   7.81      857,872
            MFS Growth Portfolio - 293,624 shares ( cost $2,828,205)                                2,428,272              AST - Gabelli All-Cap Value Portfolio                      169,678   9.73    1,651,720
            MFS Growth with Income Portfolio - 82,414 shares ( cost $792,786)                         732,659              AST - Gabelli Small-Cap Value Portfolio                    206,711  10.89    2,250,258
            Money Market Portfolio - 17,639,291 shares ( cost $17,639,291)                         17,639,291              AST - Goldman Sachs Small-Cap Value Portfolio              105,155  13.89    1,460,304
            Neuberger & Berman Mid-Cap Growth Portfolio - 224,816 shares ( cost $3,479,923)         3,068,733              AST - Invesco Equity Income Portfolio                      323,542  10.54    3,409,305
            Neuberger & Berman Mid-Cap Value Portfolio - 238,084 shares ( cost $3,626,082)          3,668,869              AST - JanCap Growth Portfolio                              789,386   9.41    7,427,372
            PBHG Small-Cap Growth Portfolio - 83,366 shares ( cost $2,300,189)                      1,323,022              AST - Janus Mid-Cap Growth Portfolio                       169,434   3.90      660,120
            Pimco Limited Maturity Bond Portfolio - 133,524 shares ( cost $1,479,113)               1,508,819              AST - Janus Overseas Growth Portfolio                      147,490   9.45    1,393,613
            Pimco Total Return Bond Portfolio - 469,890 shares ( cost $5,516,448)                   5,605,785              AST - Janus Strategic Value Portfolio                       65,513   9.18      601,214
            Sanford Bernstein Core Value Portfolio - 23,305 shares ( cost $222,644)                   236,310              AST - Kinetics Internet Portfolio                            4,382   8.26       36,212
            Sanford Bernstein Managed Index 500  Portfolio - 289,568 shares ( cost $3,311,770)      3,225,785              AST - Lord Abbett Bond Debenture Portfolio                  30,650  10.31      316,140
            Scudder Japan Portfolio - 204 shares ( cost $1,096)                                         1,050              AST - Marsico Capital Growth Portfolio                     579,189  11.00    6,370,617
            Strong International Equity Portfolio - 104,920 shares ( cost $1,560,737)               1,581,138              AST - MFS Global Equity Portfolio                           39,130   8.99      351,890
            T. Rowe Price Asset Allocation Portfolio - 38,175 shares ( cost $592,425)                 574,533              AST - MFS Growth Portfolio                                 301,177   8.06    2,428,272
            T. Rowe Price Global Bond Portfolio - 20,969 shares ( cost $201,883)                      202,354              AST - MFS Growth with Income Portfolio                      84,355   8.69      732,659
            T. Rowe Price Natural Resources Portfolio - 32,459 shares ( cost $479,656)                490,785              AST - Money Market Portfolio                             1,552,467  11.36   17,639,291
      Evergreen Funds:                                                                                                     AST - Neuberger & Berman Mid-Cap Growth Portfolio          288,898  10.62    3,068,733
            VA Global Leaders Fund - 23,533 shares ( cost $292,842)                                   292,044              AST - Neuberger & Berman Mid-Cap Value Portfolio           297,772  12.32    3,668,869
            VA Omega Fund - 20 shares ( cost $295)                                                        287              AST - PBHG Small-Cap Growth Portfolio                      114,452  11.56    1,323,022
            VA Special Equity Fund - 25,251 shares ( cost $247,650)                                   246,201              AST - Pimco Limited Maturity Bond Portfolio                125,474  12.02    1,508,819
      Invesco Variable Investment Funds ( INVESCO ):                                                                       AST - Pimco Total Return Bond Portfolio                    458,375  12.23    5,605,785
            VIF Dynamics Fund - 84,432 shares ( cost $1,262,186)                                    1,058,779              AST - Sanford Bernstein Core Value Portfolio                23,487  10.06      236,310
            VIF Financial Sevices Fund - 111,109 shares ( cost $1,420,677)                          1,379,972              AST - Sanford Bernstein Managed Index 500 Portfolio        303,597  10.63    3,225,785
            VIF Health Sciences Fund - 115,196 shares ( cost $2,097,583)                            2,096,533              AST - Scudder Japan Portfolio                                  206   5.11        1,050
            VIF Technology Fund - 110,473 shares ( cost $1,909,138)                               $ 1,697,970              AST - Strong International Equity Portfolio                181,719   8.70  $ 1,581,138
            VIF Telecommunications Fund - 108,186 shares ( cost $653,433)                             602,596              AST - T. Rowe Price Asset Allocation Portfolio              53,230  10.79      574,533
      Montgomery Variable Series ( Montgomery ):                                                                           AST - T. Rowe Price Global Bond Portfolio                   20,291   9.97      202,354
            Emerging Markets Portfolio - 50,482 shares ( cost $373,778)                               364,483              AST - T. Rowe Price Natural Resources Portfolio             37,877  12.96      490,785
      ProFunds VP:                                                                                                         Evergreen - VA Global Leaders Fund                          32,452   9.00      292,044
            VP Bear - 640 shares ( cost $22,931)                                                       22,456              Evergreen - VA Omega Fund                                       31   9.14          287
            VP Bull Plus - 10,749 shares ( cost $238,812)                                             244,112              Evergreen - VA Special Equity Fund                          24,997   9.85      246,201
            VP Europe 30 - 2,259 shares ( cost $54,670)                                                54,815              INVESCO - VIF Dynamics Fund                                120,339   8.80    1,058,779
            VP OTC - 15,475 shares ( cost $284,104)                                                   271,282              INVESCO - VIF Financial Services Fund                      107,740  12.81    1,379,972
            VP Ultra OTC - 127,839 shares ( cost $699,560)                                            617,461              INVESCO - VIF Health Sciences Fund                         163,762  12.80    2,096,533
            VP Ultra Small-Cap - 6,211 shares ( cost $158,390)                                        158,440              INVESCO - VIF Technology Fund                              260,665   6.51    1,697,970
      Prudential Series Funds, Inc:                                                                                        INVESCO - VIF Telecommunications Fund                      122,739   4.91      602,596
            SP Jennison Int'l Growth - 0 shares ( cost $0)                                                  -              Montgomery - Emerging Markets Portfolio                     46,253   7.88      364,483
      Rydex Inc.:                                                                                                          ProFunds - VP Bear                                           1,942  11.56       22,456
            Nova Fund - 20,340 shares ( cost $233,271)                                                176,346              ProFunds - VP Bull Plus                                     32,604   7.49      244,112
            OTC Fund - 11,700 shares ( cost $224,963)                                                 173,160              ProFunds - VP Europe 30                                      7,395   7.41       54,815
            Ursa Fund - 2,868 shares ( cost $20,119)                                                   18,039              ProFunds - VP OTC                                           46,940   5.78      271,282
                                                                                                                           ProFunds - VP Ultra OTC                                    243,021   2.54      617,461
                                                                                    --------------------------
                          Total Invested Assets                                                   100,805,048              ProFunds - VP Ultra Small-Cap                               17,407   9.10      158,440
                                                                                                                           Prudential - SP Jennison Int'l Growth                            -   7.42            -
                                                                                                                           Rydex - Nova Fund                                           25,824   6.83      176,346
Receivable from American Skandia Life Assurance Corporation                                          $ 83,470              Rydex - OTC Fund                                            40,350   4.29      173,160
Receivable from Invesco Variable Investment Funds                                                     187,020              Rydex - Ursa Fund                                            1,489  12.12       18,039
Receivable from ProFunds VP                                                                               979
                                                                                                                                                                                                     -------------
Receivable from Prudential Series Fund                                                                      2                                 Total Contractowners' Equity                            100,805,048
Receivable from Rydex Variable Trust                                                                      294
                                                                                    --------------------------
                          Total Receivables                                                           271,764

                                                                                    --------------------------                                                                                       -------------
                          Total Assets                                                          $ 101,076,812                                 Total Liabilities & Contractowner's Equity             $ 101,076,812
                                                                                    ==========================                                                                                       =============

--------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                             AAF                                                       AAF                                                   AST - AIM                                              AST - Alger
                                                                               Total                                                       Growth                                                 Mid-Cap Growth                                             Balanced                                              All-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Jan. 1 thru        Year Ended            Year Ended        Jan. 1 thru       Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001   Nov. 11, 2000 **    Dec. 31, 1999         Dec. 31, 2001    Nov. 11, 2000 **    Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 1,220,938           $ 695,199           $ 112,739                 $ -               $ -              $ 142                   $ -               $ -               $ -           $ 33,879          $ 9,305               $ 100                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      $ (3,492,564)           (615,742)            (97,091)                  -           (24,579)            (4,266)                    -           (14,384)           (1,253)           (65,395)          (9,203)               (925)            (103,980)           (4,508)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (2,271,626)             79,457              15,648                   -           (24,579)            (4,124)                    -           (14,384)           (1,253)           (31,516)             102                (825)            (103,980)           (4,508)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        $ 118,515,863          83,551,486          20,942,591                   -         2,709,072            154,238                     -         1,864,479            76,711            483,126          252,123              47,592              712,469           201,126                 -
   Cost of Securities Sold                                                    $ 136,407,424          83,482,191          20,474,486                   -         3,060,354            148,590                     -         1,836,443            79,711            587,249          241,996              48,290            1,058,527           252,731                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                          (17,891,561)             69,295             468,105                   -          (351,282)             5,648                     -            28,036            (3,000)          (104,123)          10,127                (698)            (346,058)          (51,605)                -
   Short-Term Capital Gain Distributions Received                                 $ 934,599                                                                                                                                                                             -                                                         -
   Long-Term Capital Gain Distributions Received                                $ 1,925,505           2,199,594              51,104                   -           299,471              9,717                     -           162,551             3,565                  -           31,346                 332                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                        (15,031,457)          2,268,889             519,209                   -           (51,811)            15,365                     -           190,587               565           (104,123)          41,473                (366)            (346,058)          (51,605)                -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         $ (9,562,514)          4,296,648             113,235                  66           220,860              7,016                     -            98,673                 -            (91,615)          32,730                 212             (228,704)                -                 -
   End of Period                                                               $ (8,386,758)         (9,562,514)          4,296,648                   -                66            220,849                     -                 -            98,673           (209,305)         (91,615)             32,730             (277,226)         (228,704)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        1,175,756         (13,859,162)          4,183,413                   -          (220,794)           213,833                     -           (98,673)           98,673           (117,690)        (124,346)             32,518              (48,522)         (228,704)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (16,127,327)      $ (11,510,816)        $ 4,718,270                 $ -        $ (297,184)         $ 225,074                   $ -          $ 77,530          $ 97,985         $ (253,329)       $ (82,771)           $ 31,327           $ (498,560)       $ (284,817)              $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - Alger                                                  AST - Alger                                              AST - Alliance                                          AST - Alliance                                           AST - Alliance
                                                                               Growth                                                  Mid-Cap Growth                                                 Bernstein Growth & Value                                 Growth                                                      Growth & Income
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Jan.1 thru       * Nov. 11 thru        Year Ended           Jan.1 thru      * Nov. 11 thru       Year Ended           * May 1 thru       Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                          Feb. 16, 2001 **     Dec. 31, 2000       Dec. 31, 1999      Feb. 16, 2001 **    Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 11,974                 $ -                 $ -             $ 4,988               $ -                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -             $ 30,377          $ 14,497             $ 763
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (11,876)             (1,432)                  -              (8,740)             (986)                 -                  (664)                -                 -            (78,119)          (9,958)               (666)            (159,688)          (23,260)           (4,005)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                             98              (1,432)                  -              (3,752)             (986)                 -                  (664)                -                 -            (78,119)          (9,958)               (666)            (129,311)           (8,763)           (3,242)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            2,191,502              42,117                   -           1,664,510            36,321                  -                40,009                 -                 -            536,678        1,385,045              17,203            1,569,455           691,151           166,596
   Cost of Securities Sold                                                        2,279,416              42,595                   -           1,678,153            38,727                  -                40,474                 -                 -          1,098,370        1,302,465              13,941            1,711,504           748,646           160,789

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (87,914)               (478)                  -             (13,643)           (2,406)                 -                  (465)                -                 -           (561,692)          82,580               3,262             (142,049)          (57,495)            5,807
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                 -                 -            358,687                                                    84,674
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -             71,159           27,410                 762              315,034           167,805             3,616
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (87,914)               (478)                  -             (13,643)           (2,406)                 -                  (465)                -                 -           (131,846)         109,990               4,024              257,659           110,310             9,423
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (106,815)                  -                   -             (37,158)                -                  -                     -                 -                 -           (439,355)          64,908                 536              101,524            66,445             5,115
   End of Period                                                                          -            (106,815)                  -                   -           (37,158)                 -                 2,277                 -                 -           (607,681)        (439,355)             64,908             (303,445)          101,524            66,445
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          106,815            (106,815)                  -              37,158           (37,158)                 -                 2,277                 -                 -           (168,326)        (504,263)             64,372             (404,969)           35,072            61,330
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 18,999          $ (108,725)                $ -            $ 19,763         $ (40,550)               $ -               $ 1,148               $ -               $ -         $ (378,291)      $ (404,231)           $ 67,730           $ (276,621)        $ 136,619          $ 67,511
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST - American Century                                     AST - American Century                                     AST - American Century                                  AST - American Century                                    AST - Cohen & Steers
                                                                          Income & Growth                                                   International Growth I                                    International Growth II                                    Strategic Balanced                                 Real Estate
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended           Jan. 1 thru        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999        Sep. 24, 2001 **    Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 14,393             $ 4,779                $ 88             $ 5,059               $ -                $ -                 $ 907             $ 189               $ -           $ 11,584          $ 5,667                $ 18             $ 14,856           $ 2,213              $ 94
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (82,597)            (15,828)               (985)            (60,697)           (4,711)              (532)               (3,734)           (1,701)             (206)           (28,576)          (5,801)               (866)             (23,300)           (2,455)             (224)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (68,204)            (11,049)               (897)            (55,638)           (4,711)              (532)               (2,827)           (1,512)             (206)           (16,992)            (134)               (848)              (8,444)             (242)             (130)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              445,654             380,933              11,331           2,207,029         6,028,724            717,465               150,965            35,256           271,684            109,868           57,687              19,622            1,052,977           250,197            14,292
   Cost of Securities Sold                                                          531,494             394,651               9,927           2,549,523         6,082,750            683,656               262,981            35,917           268,340            122,517           58,562              19,031            1,038,200           228,750            14,575

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (85,840)            (13,718)              1,404            (342,494)          (54,026)            33,809              (112,016)             (661)            3,344            (12,649)            (875)                591               14,777            21,447              (283)
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                                                  5,728                                                         -
   Long-Term Capital Gain Distributions Received                                          -              51,314                 496              77,175             6,202                211                34,720             9,072                 -              9,203           22,235                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (85,840)             37,596               1,900            (265,319)          (47,824)            34,020               (77,296)            8,411             3,344              2,282           21,360                 591               14,777            21,447              (283)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (180,702)             41,505                 687              22,061            15,664                595               (25,434)           11,355                 -            (25,785)          18,724                 109               46,609             1,684                94
   End of Period                                                                   (278,246)           (180,702)             41,505            (102,805)           22,061             15,664                     -           (25,434)           11,355            (61,807)         (25,785)             18,724               15,369            46,609             1,684
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (97,544)           (222,208)             40,818            (124,866)            6,397             15,069                25,434           (36,789)           11,355            (36,022)         (44,509)             18,615              (31,240)           44,925             1,590
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (251,588)         $ (195,661)           $ 41,821          $ (445,823)        $ (46,138)          $ 48,557             $ (54,689)        $ (29,890)         $ 14,493          $ (50,732)       $ (23,283)           $ 18,358            $ (24,907)         $ 66,130           $ 1,177
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - DeAm                                                AST - Federated                                           AST - Federated                                          AST - Founders                                           AST - Gabelli
                                                                          Small-Cap Growth                                                     Aggressive Growth                                 High Yield Bond                                             Passport                                              All-Cap Value
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended         Jan. 4* thru          Year Ended      * Oct. 23 thru       Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended      * Oct. 23 thru      Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                $ 18               $ -                $ -             $ 115,548          $ 65,466           $ 4,034                $ -              $ -                 $ -                $ 116               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (75,491)             (9,643)                (25)             (2,026)                -                  -               (54,591)           (8,523)           (2,985)           (44,105)          (7,517)                (69)             (37,565)               (1)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (75,491)             (9,643)                (25)             (2,008)                -                  -                60,957            56,943             1,049            (44,105)          (7,517)                (69)             (37,449)               (1)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,537,700             517,782              17,126             372,310                 -                  -             3,712,882           262,251           936,952            311,396        2,251,888              27,883            1,465,531               620                 -
   Cost of Securities Sold                                                        2,435,744             633,920              12,634             378,330                 -                  -             3,965,334           298,345           946,380            544,424        2,482,944              22,512            1,551,481               620                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (898,044)           (116,138)              4,492              (6,020)                -                  -              (252,452)          (36,094)           (9,428)          (233,028)        (231,056)              5,371              (85,950)                -                 -
   Short-Term Capital Gain Distributions Received                                   190,709                                                           -                 -                                        -                                                      -                                                       122
   Long-Term Capital Gain Distributions Received                                    108,190               2,158                   -                   -                 -                  -                     -                 -               355                  -           36,342                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (599,145)           (113,980)              4,492              (6,020)                -                  -              (252,452)          (36,094)           (9,073)          (233,028)        (194,714)              5,371              (85,828)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (286,577)              1,404                   -                   -                 -                  -              (104,939)            4,070               709           (209,380)          25,093                   -                  109                 -                 -
   End of Period                                                                   (205,497)           (286,577)              1,404               3,704                 -                  -                14,896          (104,939)            4,070           (345,156)        (209,380)             25,093               10,558               109                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           81,080            (287,981)              1,404               3,704                 -                  -               119,835          (109,011)            3,361           (135,776)        (234,473)             25,093               10,449               109                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (593,556)         $ (411,604)            $ 5,871            $ (4,324)              $ -                $ -             $ (71,660)        $ (88,162)         $ (4,663)        $ (412,909)      $ (436,704)           $ 30,395           $ (112,828)            $ 108               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           AST - Gabelli                                                      AST - Goldman Sachs                                 AST - Invesco                                                 AST                                                 AST - Janus
                                                                          Small-Cap Value                                              Small-Cap Value                                            Equity Income                                            JanCap Growth                                           Mid-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended       * May 1 thru       Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 5,506             $ 1,685               $ 292                 $ -               $ -                $ -              $ 45,575          $ 20,571           $ 1,786                $ -         $ 10,736                 $ -                $ 446               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (59,720)             (5,236)               (858)            (46,144)           (3,516)              (304)             (108,281)          (16,013)           (3,123)          (352,116)        (114,711)            (19,842)             (32,285)           (2,095)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (54,214)             (3,551)               (566)            (46,144)           (3,516)              (304)              (62,706)            4,558            (1,337)          (352,116)        (103,975)            (19,842)             (31,839)           (2,095)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,562,454           2,380,121           1,302,962           1,035,282           149,484             24,638             3,758,358           243,940            20,315          9,052,831        6,477,710           1,100,494              275,514            88,139                 -
   Cost of Securities Sold                                                        1,558,327           2,327,867           1,301,479             917,791           128,126             24,197             4,105,604           248,981            19,268         14,962,816        6,456,959             962,581              570,447           109,828                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                                4,127              52,254               1,483             117,491            21,358                441              (347,246)           (5,041)            1,047         (5,909,985)          20,751             137,913             (294,933)          (21,689)                -
   Short-Term Capital Gain Distributions Received                                     7,379                                                           -                                                          -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                     48,871              14,677                   -                   -                 -                  -                20,587            80,343             2,769                  -          698,720              13,702                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             60,377              66,931               1,483             117,491            21,358                441              (326,659)           75,302             3,816         (5,909,985)         719,471             151,615             (294,933)          (21,689)                -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               44,664               3,427                 630             100,637             6,878                284                 2,282            26,706             2,780         (3,239,494)       1,467,017              47,984             (215,030)                -                 -
   End of Period                                                                     41,903              44,664               3,427             101,750           100,637              6,878                86,509             2,282            26,706           (678,196)      (3,239,494)          1,467,017             (283,811)         (215,030)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           (2,761)             41,236               2,797               1,113            93,760              6,594                84,227           (24,425)           23,926          2,561,298       (4,706,511)          1,419,033              (68,781)         (215,030)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 3,402           $ 104,616             $ 3,714            $ 72,460         $ 111,602            $ 6,731            $ (305,138)         $ 55,435          $ 26,405       $ (3,700,803)    $ (4,091,015)        $ 1,550,806           $ (395,553)       $ (238,814)              $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - Janus                                                  AST - Janus                                              AST - Kinetics                                                 AST - Lord Abbett                                 AST - Marsico
                                                                          Overseas Growth                                              Strategic Value                                               Internet                                                      Bond Debenture                                  Capital Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended      * Oct. 23 thru       Year Ended            Year Ended      * Oct. 23 thru      Year Ended          Year Ended     * Oct. 23 thru      Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 94,852            $ 10,426                 $ -                $ 67               $ -                $ -                   $ -               $ -               $ -                $ 4              $ -                 $ -                  $ -               $ -             $ 189
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (70,573)            (28,891)             (4,321)            (11,353)                -                  -                (1,237)               (1)                -             (8,603)               -                   -             (236,540)          (59,139)           (9,420)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         24,279             (18,465)             (4,321)            (11,286)                -                  -                (1,237)               (1)                -             (8,599)               -                   -             (236,540)          (59,139)           (9,231)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              854,421             870,022             624,332             238,471                 2                  -                47,235                30                 -            506,104                -                   -            1,213,142         1,647,959           672,797
   Cost of Securities Sold                                                        1,573,352             592,873             518,913             246,953                 2                  -                50,774                34                 -            521,646                -                   -            1,485,059         1,320,732           586,132

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (718,931)            277,149             105,419              (8,482)                -                  -                (3,539)               (4)                -            (15,542)               -                   -             (271,917)          327,227            86,665
   Short-Term Capital Gain Distributions Received                                   144,591                                                           -                                                          -                                                      1                                                         -
   Long-Term Capital Gain Distributions Received                                    308,345              14,607                   -                   -                 -                  -                     -                 -                 -                  -                -                   -              121,528           105,310               226
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (265,995)            291,756             105,419              (8,482)                -                  -                (3,539)               (4)                -            (15,541)               -                   -             (150,389)          432,537            86,891
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (724,833)            432,071               8,726                  26                 -                  -                  (160)                -                 -                  -                -                   -             (485,132)          743,008            25,284
   End of Period                                                                 (1,046,852)           (724,833)            432,071             (16,032)               26                  -                  (540)             (160)                -              6,853                -                   -           (1,798,865)         (485,132)          743,008
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (322,019)         (1,156,904)            423,345             (16,058)               26                  -                  (380)             (160)                -              6,853                -                   -           (1,313,733)       (1,228,140)          717,724
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (563,735)         $ (883,613)          $ 524,443           $ (35,826)             $ 26                $ -              $ (5,156)           $ (165)              $ -          $ (17,287)             $ -                 $ -         $ (1,700,662)       $ (854,742)        $ 795,384
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - MFS                                                    AST - MFS                                                 AST - MFS                                                   AST                                                    AST - Neuberger & Berman
                                                                           Global Equity                                                   Growth                                                        Growth with Income                                Money Market                                            Mid-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended       Oct. 18* thru           Year Ended        Year Ended       Oct. 18* thru        Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                $ 27                 $ -                $ 49               $ 6                $ -                 $ 524              $ 48               $ -          $ 549,737        $ 420,723            $ 88,879                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (9,971)               (484)                  -             (79,458)           (1,420)                (7)              (20,818)           (1,388)               (2)          (593,340)         (76,107)            (19,379)            (103,172)          (17,760)           (1,125)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (9,971)               (457)                  -             (79,409)           (1,414)                (7)              (20,294)           (1,340)               (2)           (43,603)         344,616              69,500             (103,172)          (17,760)           (1,125)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              381,698              98,988                   -             549,584            35,912                 79               122,261           136,554                 1         40,613,871       31,721,428          11,537,061            1,496,630         1,637,352            67,778
   Cost of Securities Sold                                                          422,703              99,890                   -             687,758            33,447                 75               139,441           133,352                 1         40,613,871       31,721,428          11,537,061            2,585,402         1,575,695            62,719

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (41,005)               (902)                  -            (138,174)            2,465                  4               (17,180)            3,202                 -                  -                -                   -           (1,088,772)           61,657             5,059
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                                                      -                                                    40,773
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -              317,961            14,887             3,144
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (41,005)               (902)                  -            (138,174)            2,465                  4               (17,180)            3,202                 -                  -                -                   -             (730,038)           76,544             8,203
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               (3,678)                  -                   -             (36,407)            2,366                  -                (5,118)              293                 -                  -                -                   -             (385,080)          113,016             4,007
   End of Period                                                                      9,063              (3,678)                  -            (399,933)          (36,407)             2,366               (60,126)           (5,118)              293                  -                -                   -             (411,190)         (385,080)          113,016
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           12,741              (3,678)                  -            (363,526)          (38,773)             2,366               (55,008)           (5,411)              293                  -                -                   -              (26,110)         (498,096)          109,009
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (38,235)           $ (5,037)                $ -          $ (581,109)        $ (37,722)           $ 2,362             $ (92,482)         $ (3,549)            $ 291          $ (43,603)       $ 344,616            $ 69,500           $ (859,320)       $ (439,312)        $ 116,087
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Neuberger & Berman                                 AST - PBHG                                             AST - Pimco Limited                                         AST - Pimco                                            AST - Sanford
                                                                           Mid-Cap Value                                                       Small-Cap Growth                                    Maturity Bond                                                 Total Return Bond                                       Bernstein Core Value
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended           * May 1 thru       Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 2,724             $ 1,252             $ 1,111                 $ -               $ -                $ -              $ 56,172          $ 39,188           $ 3,812          $ 141,102         $ 67,671             $ 8,853                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (98,411)             (8,438)             (1,219)            (57,050)          (25,641)            (3,100)              (42,269)           (6,652)           (5,388)          (142,569)         (16,885)             (5,596)              (2,034)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (95,687)             (7,186)               (108)            (57,050)          (25,641)            (3,100)               13,903            32,536            (1,576)            (1,467)          50,786               3,257               (2,034)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,556,942             564,007             269,759             462,218           885,829            398,426               584,307         1,364,304           281,920          6,246,984        4,073,390             826,933               53,376                 -                 -
   Cost of Securities Sold                                                        1,569,736             501,543             282,916           1,190,155           602,001            344,292               567,408         1,366,375           282,053          6,123,885        4,017,574             845,343               57,624                 -                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (12,794)             62,464             (13,157)           (727,937)          283,828             54,134                16,899            (2,071)             (133)           123,099           55,816             (18,410)              (4,248)                -                 -
   Short-Term Capital Gain Distributions Received                                    95,006                                                           -                                                          -                                                      -                                                         -                 -                 -
   Long-Term Capital Gain Distributions Received                                     11,132               1,507                 982             242,484           245,244                  -                     -                 -                 -                  -                -               6,539                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             93,344              63,971             (12,175)           (485,453)          529,072             54,134                16,899            (2,071)             (133)           123,099           55,816             (11,871)              (4,248)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              186,537              17,291               1,610          (1,336,269)          641,965                 64                16,621            13,073                40             57,082            2,269                (102)                   -                 -                 -
   End of Period                                                                     42,787             186,537              17,291            (977,168)       (1,336,269)           641,965                29,707            16,621            13,073             89,336           57,082               2,269               13,666                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (143,750)            169,246              15,681             359,101        (1,978,234)           641,901                13,086             3,548            13,033             32,254           54,814               2,371               13,666                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (146,093)          $ 226,031             $ 3,398          $ (183,402)     $ (1,474,803)         $ 692,935              $ 43,888          $ 34,013          $ 11,324          $ 153,886        $ 161,416            $ (6,243)             $ 7,384               $ -               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Sanford Bernstein                                 AST - Scudder                                              AST - Strong                                                 AST - T. Rowe Price                                      AST - T. Rowe Price
                                                                                   Managed Index 500                                        Japan                                                       International Equity                                      Asset Allocation                                  Global Bond
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended      * Oct. 23 thru       Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 20,719            $ 10,737                $ 98                 $ -               $ -                $ -               $ 2,315           $ 1,007               $ -           $ 14,058          $ 7,427             $ 1,341                  $ -             $ 189             $ 950
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (107,046)            (26,031)             (3,813)               (321)                -                  -               (64,516)           (8,052)             (608)           (19,390)          (4,575)             (1,295)              (6,696)             (380)             (119)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (86,327)            (15,294)             (3,715)               (321)                -                  -               (62,201)           (7,045)             (608)            (5,332)           2,852                  46               (6,696)             (191)              831
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            3,057,462           1,672,915             153,939             724,938           142,515                  -            10,983,207         7,503,375           605,337            328,967           79,700              54,648              223,316             2,173            14,026
   Cost of Securities Sold                                                        3,436,065           1,692,156             152,658             722,137           141,418                  -            11,489,480         7,761,826           557,480            393,518           75,530              52,389              216,579             2,343            16,098

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (378,603)            (19,241)              1,281               2,801             1,097                  -              (506,273)         (258,451)           47,857            (64,551)           4,170               2,259                6,737              (170)           (2,072)
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                    -                     -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                     25,165             127,736                 664                   -                 -                  -               152,912            64,992             2,178             47,287            2,983                  19                    -                 -               305
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (353,438)            108,495               1,945               2,801             1,097                  -              (353,361)         (193,459)           50,035            (17,264)           7,153               2,278                6,737              (170)           (1,767)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (158,818)            147,293               1,569                   -                 -                  -                 7,073            20,893             4,520             (4,403)          13,540                 306                2,236                40               591
   End of Period                                                                    (85,986)           (158,818)            147,293                 (45)                -                  -                20,401             7,073            20,893            (17,893)          (4,403)             13,540                  471             2,236                40
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           72,832            (306,113)            145,724                 (45)                -                  -                13,328           (13,820)           16,373            (13,490)         (17,943)             13,234               (1,765)            2,196              (551)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (366,933)         $ (212,912)          $ 143,954             $ 2,435           $ 1,097                $ -            $ (402,234)       $ (214,324)         $ 65,800          $ (36,086)        $ (7,938)           $ 15,558             $ (1,724)          $ 1,835          $ (1,487)
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                                              Evergreen                                                 Evergreen                                                Evergreen                                                INVESCO
                                                                         Natural Resources                                                     VA Global Leaders                                     VA Omega                                                    VA Special Equity                                  VIF Dynamics
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended           * May 1 thru       Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended       Oct. 18* thru
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 3,111               $ 820               $ 184             $ 1,310             $ 286                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (18,142)             (1,630)               (339)             (3,560)             (287)                 -                   (10)                -                 -             (7,770)            (353)                  -              (39,464)           (4,759)               (7)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (15,031)               (810)               (155)             (2,250)               (1)                 -                   (10)                -                 -             (7,770)            (353)                  -              (39,464)           (4,759)               (7)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              995,247             152,748             290,585              56,382           115,361                  -                     7                 -                 -            121,653            2,143                   -              645,405           506,292            17,700
   Cost of Securities Sold                                                        1,011,199             143,040             285,614              69,040           114,268                  -                     8                 -                 -            146,914            2,474                   -            1,008,046           499,388            17,502

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (15,952)              9,708               4,971             (12,658)            1,093                  -                    (1)                -                 -            (25,261)            (331)                  -             (362,641)            6,904               198
   Short-Term Capital Gain Distributions Received                                     6,048                                                           -                                    -                     -                 -                 -                  -                                    -                    -
   Long-Term Capital Gain Distributions Received                                     13,458                   -               1,515                   -                 -                  -                     -                 -                 -                  -                1                   -                    -             1,125                 4
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                              3,554               9,708               6,486             (12,658)            1,093                  -                    (1)                -                 -            (25,261)            (330)                  -             (362,641)            8,029               202
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               29,726                (756)               (131)             (2,144)                -                  -                     -                 -                 -            (10,720)               -                   -             (187,586)            1,841                 -
   End of Period                                                                     11,129              29,726                (756)               (798)           (2,144)                 -                    (7)                -                 -             (1,450)         (10,720)                  -             (203,408)         (187,586)            1,841
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (18,597)             30,481                (625)              1,346            (2,144)                 -                    (7)                -                 -              9,270          (10,720)                  -              (15,822)         (189,427)            1,841
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (30,074)           $ 39,379             $ 5,706           $ (13,562)         $ (1,052)               $ -                 $ (18)              $ -               $ -          $ (23,761)       $ (11,403)                $ -           $ (417,927)       $ (186,157)          $ 2,036
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              INVESCO                                                      INVESCO                                                   INVESCO                                                  INVESCO                                                Montgomery
                                                                                 VIF Financial Services                                       VIF Health Sciences                                 VIF Technology                                               VIF Telecommunications                                      Emerging Markets
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended         Oct. 18* thru         Year Ended        Year Ended       Oct. 18* thru           Year Ended        Year Ended       Oct. 18* thru        Year Ended       Year Ended       Oct. 18* thru          Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 4,572                $ 42                 $ -             $ 7,001             $ 196                $ -                   $ -               $ -               $ -                $ -             $ 46                 $ -                  $ -               $ -               $ 5
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (52,321)             (3,518)                 (3)            (74,592)           (7,313)               (15)              (87,894)          (17,776)              (33)           (42,984)          (9,906)                 (4)             (11,169)           (2,252)             (164)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (47,749)             (3,476)                 (3)            (67,591)           (7,117)               (15)              (87,894)          (17,776)              (33)           (42,984)          (9,860)                 (4)             (11,169)           (2,252)             (159)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            2,392,548             171,182                 360           1,829,231           874,081            166,592             1,739,458         1,734,159             7,926            998,722          875,506                 256              304,185           300,503            25,032
   Cost of Securities Sold                                                        2,363,494             154,021                 384           2,062,720           842,395            167,862             4,058,023         1,721,030             6,424          2,069,596          960,257                 194              374,984           316,481            22,475

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                               29,054              17,161                 (24)           (233,489)           31,686             (1,270)           (2,318,565)           13,129             1,502         (1,070,874)         (84,751)                 62              (70,799)          (15,978)            2,557
   Short-Term Capital Gain Distributions Received                                       881                                                           -                                                          -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                        294                 658                   -                   -             1,966                  3                     -             5,727                 -                  -            3,205                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             30,229              17,819                 (24)           (233,489)           33,652             (1,267)           (2,318,565)           18,856             1,502         (1,070,874)         (81,546)                 62              (70,799)          (15,978)            2,557
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               99,639                 209                   -              62,993               424                  -            (1,280,186)           25,574                 -           (453,860)           4,283                   -              (57,118)           10,798                 -
   End of Period                                                                    (40,706)             99,639                 210              (1,018)           62,993                424              (211,169)       (1,280,186)           25,574            (50,837)        (453,860)              4,283               (9,295)          (57,118)           10,798
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (140,345)             99,430                 210             (64,011)           62,569                424             1,069,017        (1,305,760)           25,574            403,023         (458,143)              4,283               47,823           (67,916)           10,798
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (157,865)          $ 113,773               $ 183          $ (365,091)         $ 89,104             $ (858)         $ (1,337,442)     $ (1,304,680)         $ 27,043         $ (710,835)      $ (549,549)            $ 4,341            $ (34,145)        $ (86,146)         $ 13,196
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              ProFunds                                                    ProFunds                                                   ProFunds                                                ProFunds                                                 ProFunds
                                                                              VP Bear                                                   VP Bull Plus                                               VP Europe 30                                               VP OTC                                                VP Ultra OTC
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                           * Jan. 22 thru       Year Ended          Year Ended         * Jan. 22 thru      Year Ended         Year Ended          * Jan. 22 thru      Year Ended        Year Ended        * Jan. 22 thru     Year Ended        Year Ended          * Jan. 22 thru      Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                 $ -               $ -                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)              (734)                  -                   -              (6,192)                -                  -                (1,691)                -                 -             (8,037)               -                   -               (6,330)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                           (734)                  -                   -              (6,192)                -                  -                (1,691)                -                 -             (8,037)               -                   -               (6,330)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              969,344                   -                   -           1,190,971                 -                  -               851,091                 -                 -            529,444                -                   -              127,334                 -                 -
   Cost of Securities Sold                                                          985,201                   -                   -           1,202,256                 -                  -               869,680                 -                 -            561,362                -                   -              199,427                 -                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (15,857)                  -                   -             (11,285)                -                  -               (18,589)                -                 -            (31,918)               -                   -              (72,093)                -                 -
   Short-Term Capital Gain Distributions Received                                         -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (15,857)                  -                   -             (11,285)                -                  -               (18,589)                -                 -            (31,918)               -                   -              (72,093)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
   End of Period                                                                       (475)                  -                   -               5,300                 -                  -                   145                 -                 -            (12,822)               -                   -              (82,100)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                             (475)                  -                   -               5,300                 -                  -                   145                 -                 -            (12,822)               -                   -              (82,100)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (17,066)                $ -                 $ -           $ (12,177)              $ -                $ -             $ (20,135)              $ -               $ -          $ (52,777)             $ -                 $ -           $ (160,523)              $ -               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              ProFunds                                                 Prudential - SP                                                Rydex                                                    Rydex                                                   Rydex
                                                                         VP Ultra Small-Cap                                                  Jennison Int'l Growth                                     Nova                                                     OTC                                                     Ursa
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                           * Jan. 22 thru       Year Ended          Year Ended          * May 1 thru       Year Ended         Year Ended            Year Ended      * Oct. 23 thru      Year Ended          Year Ended     * Oct. 23 thru      Year Ended            Year Ended      * Oct. 23 thru      Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                 $ -               $ -                $ -              $ 25,896               $ -               $ -                $ -              $ -                 $ -              $ 1,499               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (4,579)                  -                   -                (328)                -                  -                (4,850)              (16)                -             (6,349)             (27)                  -                 (511)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (4,579)                  -                   -                (328)                -                  -                21,046               (16)                -             (6,349)             (27)                  -                  988                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              362,258                   -                   -             419,622                 -                  -               159,559               471                 -            278,472           10,860                   -               51,296            65,559                 -
   Cost of Securities Sold                                                          365,466                   -                   -             428,756                 -                  -               193,857               529                 -            344,472           15,165                   -               50,671            62,747                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                               (3,208)                  -                   -              (9,134)                -                  -               (34,298)              (58)                -            (66,000)          (4,305)                  -                  625             2,812                 -
   Short-Term Capital Gain Distributions Received                                         -                   -                   -                   -                 -                  -                     -                                   -                  -                                    -                    -                                   -
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             (3,208)                  -                   -              (9,134)                -                  -               (34,298)              (58)                -            (66,000)          (4,305)                  -                  625             2,812                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    -                   -                   -                   -                 -                  -                   522                 -                 -            (20,422)               -                   -                    1                 -                 -
   End of Period                                                                         50                   -                   -                   -                 -                  -               (56,924)              522                 -            (51,803)         (20,422)                  -               (2,081)                1                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                               50                   -                   -                   -                 -                  -               (57,446)              522                 -            (31,381)         (20,422)                  -               (2,082)                1                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ (7,737)                $ -                 $ -            $ (9,462)              $ -                $ -             $ (70,698)            $ 448               $ -         $ (103,730)       $ (24,754)                $ -               $ (469)          $ 2,813               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                AAF                                                     AAF                                                AST - AIM                                             AST - Alger
                                                           Total                                              Growth                                              Mid-Cap Growth                                            Balanced                                           All-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended       Jan. 1 thru       Year Ended           Year Ended        Jan. 1 thru       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999         Dec. 31, 2001    Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (2,271,626)       $ 79,457       $ 15,648                  $ -        $ (24,579)        $ (4,124)                   $ -        $ (14,384)        $ (1,253)         $ (31,516)            $ 102          $ (825)          $ (103,980)       $ (4,508)              $ -
     Net Realized Gain (Loss)                              (15,031,457)      2,268,889        519,209                    -          (51,811)          15,365                      -          190,587              565           (104,123)           41,473            (366)            (346,058)        (51,605)                -
     Net Unrealized Gain (Loss) On Investments               1,175,756     (13,859,162)     4,183,388                    -         (220,794)         213,833                      -          (98,673)          98,673           (117,690)         (124,346)         32,518              (48,522)       (228,704)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    (16,127,327)    (11,510,816)     4,718,245                    -         (297,184)         225,074                      -           77,530           97,985           (253,329)          (82,771)         31,327             (498,560)       (284,817)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                    43,942,192      57,019,040     26,390,850                    -          574,634          840,338                      -          340,185          533,286            295,118           454,775         184,679              454,578         790,958                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                             (1,745,283)     (2,849,646)      (327,216)                   -       (1,975,892)         599,050                      -       (1,252,155)         203,169            251,267           788,044          89,789            1,586,363         762,025                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     42,196,908      54,169,394     26,063,634                    -       (1,401,258)       1,439,388                      -         (911,970)         736,455            546,385         1,242,819         274,468            2,040,941       1,552,983                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     26,069,581      42,658,578     30,781,879                    -       (1,698,442)       1,664,462                      -         (834,440)         834,440            293,056         1,160,048         305,795            1,542,381       1,268,166                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                    74,735,467      32,076,889      1,295,010                    -        1,698,442           33,980                      -          834,440                -          1,469,864           309,816           4,021            1,268,166               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                       $ 100,805,048    $ 74,735,467   $ 32,076,889                  $ -              $ -      $ 1,698,442                    $ -              $ -        $ 834,440        $ 1,762,920       $ 1,469,864       $ 309,816          $ 2,810,547     $ 1,268,166               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Alger                                         AST - Alger                                           AST - Alliance                                         AST - Alliance                                        AST - Alliance
                                                           Growth                                         Mid-Cap Growth                                              Bernstein Growth & Value                               Growth                                                    Growth & Income
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Jan.1 thru    * Nov. 11 thru    Year Ended         Jan.1 thru      * Nov. 11 thru     Year Ended          * May 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                      Feb. 16, 2001 **  Dec. 31, 2000  Dec. 31, 1999     Feb. 16, 2001 **   Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                 $ 98        $ (1,432)           $ -             $ (3,752)          $ (986)             $ -                 $ (664)             $ -              $ -          $ (78,119)         $ (9,958)         $ (666)          $ (129,311)       $ (8,763)         $ (3,242)
     Net Realized Gain (Loss)                                  (87,914)           (478)             -              (13,643)          (2,406)               -                   (465)               -                -           (131,846)          109,990           4,024              257,659         110,310             9,423
     Net Unrealized Gain (Loss) On Investments                 106,815        (106,815)             -               37,158          (37,158)               -                  2,277                -                -           (168,326)         (504,263)         64,372             (404,969)         35,072            61,330
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         18,999        (108,725)             -               19,763          (40,550)               -                  1,148                -                -           (378,291)         (404,231)         67,730             (276,621)        136,619            67,511
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        15,390          14,301              -                9,337           14,708                -                  5,855                -                -            380,714           513,255         165,636            1,148,067         703,271           575,012
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                             (2,186,412)      2,246,447              -           (1,637,651)       1,634,393                -                 50,293                -                -            328,487         1,299,677          79,855            2,106,573         850,446           543,676
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     (2,171,022)      2,260,748              -           (1,628,314)       1,649,101                -                 56,148                -                -            709,201         1,812,932         245,491            3,254,640       1,553,717         1,118,688
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,152,023)      2,152,023              -           (1,608,551)       1,608,551                -                 57,296                -                -            330,910         1,408,701         313,221            2,978,019       1,690,336         1,186,199
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,152,023               -              -            1,608,551                -                -                      -                -                -          1,728,395           319,694           6,473            2,937,508       1,247,172            60,973
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                                 $ -     $ 2,152,023            $ -                  $ -      $ 1,608,551              $ -               $ 57,296              $ -              $ -        $ 2,059,305       $ 1,728,395       $ 319,694          $ 5,915,527     $ 2,937,508       $ 1,247,172
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - American Century                              AST - American Century                                  AST - American Century                                 AST - American Century                                AST - Cohen & Steers
                                                              Income & Growth                                   International Growth                                  International Growth II                                   Strategic Balanced                               Real Estate
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Jan. 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999       Sep. 24, 2001 **    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (68,204)      $ (11,049)        $ (897)           $ (55,638)        $ (4,711)          $ (532)              $ (2,827)        $ (1,512)          $ (206)         $ (16,992)           $ (134)         $ (848)            $ (8,444)         $ (242)           $ (130)
     Net Realized Gain (Loss)                                  (85,840)         37,596          1,900             (265,319)         (47,824)          34,020                (77,296)           8,411            3,344              2,282            21,360             591               14,777          21,447              (283)
     Net Unrealized Gain (Loss) On Investments                 (97,544)       (222,208)        40,818             (124,866)           6,397           15,069                 25,434          (36,789)          11,355            (36,022)          (44,509)         18,615              (31,240)         44,925             1,590
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (251,588)       (195,661)        41,821             (445,823)         (46,138)          48,557                (54,689)         (29,890)          14,493            (50,732)          (23,283)         18,358              (24,907)         66,130             1,177
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       352,834         767,437        160,648              551,633          602,641           53,185                 15,205           83,662           30,103            154,017           105,383         151,426              121,793          80,762            16,286
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                190,748         926,535        418,921              485,240          403,226          (14,766)              (144,464)          56,403           29,177            511,214           233,892         136,019               43,172         289,240            26,121
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        543,582       1,693,972        579,569            1,036,873        1,005,867           38,419               (129,259)         140,065           59,280            665,231           339,275         287,445              164,965         370,002            42,407
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        291,994       1,498,311        621,390              591,050          959,729           86,976               (183,948)         110,175           73,773            614,499           315,992         305,803              140,058         436,132            43,584
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,127,821         629,510          8,120            1,074,613          114,884           27,908                183,948           73,773                -            623,881           307,889           2,086              481,811          45,679             2,095
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 2,419,815     $ 2,127,821      $ 629,510          $ 1,665,663      $ 1,074,613        $ 114,884                    $ -        $ 183,948         $ 73,773        $ 1,238,380         $ 623,881       $ 307,889            $ 621,869       $ 481,811          $ 45,679
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - DeAm                                       AST - Federated                                         AST - Federated                                        AST - Founders                                         AST - Gabelli
                                                              Small-Cap Growth                                   Aggressive Growth                                  High Yield                                              Passport                                            All-Cap Value
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended     Jan. 4* thru        Year Ended      * Oct. 23 thru     Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended      Nov. 15* thru     Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (75,491)       $ (9,643)         $ (25)            $ (2,008)             $ -              $ -               $ 60,957         $ 56,943          $ 1,049          $ (44,105)         $ (7,517)          $ (69)           $ (37,449)           $ (1)              $ -
     Net Realized Gain (Loss)                                 (599,145)       (113,980)         4,492               (6,020)               -                -               (252,452)         (36,094)          (9,073)          (233,028)         (194,714)          5,371              (85,828)              -                 -
     Net Unrealized Gain (Loss) On Investments                  81,080        (287,981)         1,404                3,704                -                -                119,835         (109,011)           3,361           (135,776)         (234,473)         25,093               10,449             109                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (593,556)       (411,604)         5,871               (4,324)               -                -                (71,660)         (88,162)          (4,663)          (412,909)         (436,704)         30,395             (112,828)            108                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       457,713       1,330,559          5,911               36,291                -                -                411,417          272,874          322,899            269,765         1,036,859          14,334              342,109             173                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                108,166         707,591          3,739               55,661                -                -                738,451          141,244          229,080             17,484           248,761          89,887            1,411,969          10,189                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        565,879       2,038,150          9,650               91,952                -                -              1,149,868          414,118          551,979            287,249         1,285,620         104,221            1,754,078          10,362                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        (27,677)      1,626,546         15,521               87,628                -                -              1,078,208          325,956          547,316           (125,660)          848,916         134,616            1,641,250          10,470                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     1,642,067          15,521              -                    -                -                -                924,482          598,526           51,210            983,532           134,616               -               10,470               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,614,390     $ 1,642,067       $ 15,521             $ 87,628              $ -              $ -            $ 2,002,690        $ 924,482        $ 598,526          $ 857,872         $ 983,532       $ 134,616          $ 1,651,720        $ 10,470               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Gabelli                                            AST - Goldman Sachs                                AST - Invesco                                              AST                                                AST - Janus
                                                      Small-Cap Value                                     Small-Cap Value                                          Equity Income                                         JanCap Growth                                         Mid-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended      * May 1 thru      Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (54,214)       $ (3,551)        $ (566)           $ (46,144)        $ (3,516)          $ (304)             $ (62,706)         $ 4,558         $ (1,337)        $ (352,116)       $ (103,975)      $ (19,842)           $ (31,839)       $ (2,095)              $ -
     Net Realized Gain (Loss)                                   60,377          66,931          1,483              117,491           21,358              441               (326,659)          75,302            3,816         (5,909,985)          719,471         151,615             (294,933)        (21,689)                -
     Net Unrealized Gain (Loss) On Investments                  (2,761)         41,236          2,797                1,113           93,760            6,594                 84,227          (24,425)          23,926          2,561,298        (4,706,511)      1,419,033              (68,781)       (215,030)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          3,402         104,616          3,714               72,460          111,602            6,731               (305,138)          55,435           26,405         (3,700,803)       (4,091,015)      1,550,806             (395,553)       (238,814)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       418,582         268,996         38,295              340,102          179,506           46,463                617,539          487,202          355,509          1,253,858         3,675,894       2,106,542              320,669         259,438                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                              1,009,860         292,255         78,616              445,750          220,782           25,242                983,259          729,336          382,501            295,576         2,424,325       3,610,343              162,627         551,753                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      1,428,442         561,251        116,911              785,852          400,288           71,705              1,600,798        1,216,538          738,010          1,549,434         6,100,219       5,716,885              483,296         811,191                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      1,431,844         665,867        120,625              858,312          511,890           78,436              1,295,660        1,271,973          764,415         (2,151,369)        2,009,204       7,267,691               87,743         572,377                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       818,414         152,547         31,922              601,992           90,102           11,666              2,113,645          841,672           77,257          9,578,741         7,569,537         301,846              572,377               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 2,250,258       $ 818,414      $ 152,547          $ 1,460,304        $ 601,992         $ 90,102            $ 3,409,305      $ 2,113,645        $ 841,672        $ 7,427,372       $ 9,578,741     $ 7,569,537            $ 660,120       $ 572,377               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Janus                                         AST - Janus                                           AST - Kinetics                                                AST - Lord Abbett                               AST - Marsico
                                                              Overseas Growth                             Strategic Value                                            Internet                                                     Bond Debenture                               Capital Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended      * Oct. 23 thru     Year Ended           Year Ended       * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ 24,279       $ (18,465)      $ (4,321)           $ (11,286)             $ -              $ -               $ (1,237)            $ (1)             $ -           $ (8,599)              $ -             $ -           $ (236,540)      $ (59,139)         $ (9,231)
     Net Realized Gain (Loss)                                 (265,995)        291,756        105,419               (8,482)               -                -                 (3,539)              (4)               -            (15,541)                -               -             (150,389)        432,537            86,891
     Net Unrealized Gain (Loss) On Investments                (322,019)     (1,156,904)       423,345              (16,058)              26                -                   (380)            (160)               -              6,853                 -               -           (1,313,733)     (1,228,140)          717,724
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (563,735)       (883,613)       524,443              (35,826)              26                -                 (5,156)            (165)               -            (17,287)                -               -           (1,700,662)       (854,742)          795,384
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       151,431         861,967        397,728              271,696              113                -                 12,830                1                -            132,228                 -               -            1,137,138       1,971,341         1,322,074
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                               (378,073)        682,624        479,014              360,680            4,525                -                 27,913              789                -            201,199                 -               -              694,931       1,267,895         1,438,822
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       (226,642)      1,544,591        876,742              632,376            4,638                -                 40,743              790                -            333,427                 -               -            1,832,069       3,239,236         2,760,896
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (790,377)        660,978      1,401,185              596,550            4,664                -                 35,587              625                -            316,140                 -               -              131,407       2,384,494         3,556,280
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,183,990       1,523,012        121,827                4,664                -                -                    625                -                -                  -                 -               -            6,239,210       3,854,716           298,436
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,393,613     $ 2,183,990    $ 1,523,012            $ 601,214          $ 4,664              $ -               $ 36,212            $ 625              $ -          $ 316,140               $ -             $ -          $ 6,370,617     $ 6,239,210       $ 3,854,716
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - MFS                                           AST - MFS                                               AST - MFS                                                AST                                                 AST - Neuberger & Berman
                                                       Global Equity                                          Growth                                                     Growth with Income                               Money Market                                         Mid-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended     Oct. 18* thru          Year Ended         Year Ended     Oct. 18* thru        Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (9,971)         $ (457)           $ -            $ (79,409)        $ (1,414)            $ (7)             $ (20,294)        $ (1,340)            $ (2)         $ (43,603)        $ 344,616        $ 69,500           $ (103,172)      $ (17,760)         $ (1,125)
     Net Realized Gain (Loss)                                  (41,005)           (902)             -             (138,174)           2,465                4                (17,180)           3,202                -                  -                 -               -             (730,038)         76,544             8,203
     Net Unrealized Gain (Loss) On Investments                  12,741          (3,678)             -             (363,526)         (38,773)           2,365                (55,008)          (5,411)             293                  -                 -               -              (26,110)       (498,096)          109,009
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (38,235)         (5,037)             -             (581,109)         (37,722)           2,362                (92,482)          (3,549)             291            (43,603)          344,616          69,500             (859,320)       (439,312)          116,087
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       112,138          99,001              -              416,745          232,870                -                224,743          181,676            1,390         27,266,101        32,929,781      16,273,464              671,352       1,135,134           136,608
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                 72,382         111,641              -            2,104,955          265,713           24,458                238,975          169,609           12,006        (20,311,374)      (26,935,846)    (11,984,872)             944,450       1,123,120           201,212
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        184,520         210,642              -            2,521,700          498,583           24,458                463,718          351,285           13,396          6,954,727         5,993,935       4,288,592            1,615,802       2,258,254           337,820
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        146,285         205,605              -            1,940,591          460,861           26,820                371,236          347,736           13,687          6,911,124         6,338,551       4,358,092              756,482       1,818,942           453,907
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       205,605               -              -              487,681           26,820                -                361,423           13,687                -         10,728,167         4,389,616          31,524            2,312,251         493,309            39,402
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 351,890       $ 205,605            $ -          $ 2,428,272        $ 487,681         $ 26,820              $ 732,659        $ 361,423         $ 13,687       $ 17,639,291      $ 10,728,167     $ 4,389,616          $ 3,068,733     $ 2,312,251         $ 493,309
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Neuberger & Berman                          AST - PBHG                                          AST - Pimco Limited                                       AST - Pimco                                           AST - Sanford
                                                       Mid-Cap Value                                              Small-Cap Growth                                 Maturity Bond                                                Total Return Bond                                   Bernstein Core Value
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended         * May 1 thru      Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (95,687)       $ (7,186)        $ (108)           $ (57,050)       $ (25,641)        $ (3,100)              $ 13,903         $ 32,536         $ (1,576)          $ (1,467)         $ 50,786         $ 3,257             $ (2,034)            $ -               $ -
     Net Realized Gain (Loss)                                   93,344          63,971        (12,175)            (485,453)         529,072           54,134                 16,899           (2,071)            (133)           123,099            55,816         (11,871)              (4,248)              -                 -
     Net Unrealized Gain (Loss) On Investments                (143,750)        169,246         15,681              359,101       (1,978,234)         641,901                 13,086            3,548           13,033             32,254            54,814           2,371               13,666               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (146,093)        226,031          3,398             (183,402)      (1,474,803)         692,935                 43,888           34,013           11,324            153,886           161,416          (6,243)               7,384               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       671,540         564,108        173,443              143,222          447,875          474,440                194,340          141,221          824,393            988,916           690,453         411,251               44,117               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                              1,455,028         612,700         68,136             (175,876)         613,281          781,328                695,985         (591,030)         120,802          2,081,270           656,848         443,317              184,809               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      2,126,568       1,176,808        241,579              (32,654)       1,061,156        1,255,768                890,325         (449,809)         945,195          3,070,186         1,347,301         854,568              228,926               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      1,980,475       1,402,839        244,977             (216,056)        (413,647)       1,948,703                934,213         (415,796)         956,519          3,224,072         1,508,717         848,325              236,310               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     1,688,394         285,555         40,578            1,539,078        1,952,725            4,022                574,606          990,402           33,883          2,381,713           872,996          24,671                    -               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 3,668,869     $ 1,688,394      $ 285,555          $ 1,323,022      $ 1,539,078      $ 1,952,725            $ 1,508,819        $ 574,606        $ 990,402        $ 5,605,785       $ 2,381,713       $ 872,996            $ 236,310             $ -               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Sanford Bernstein                          AST - Scudder                                           AST - Strong                                                AST - T. Rowe Price                                   AST - T. Rowe Price
                                                             Managed Index 500                                 Japan                                                    International Equity                                     Asset Allocation                                Global Bond
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended      * Oct. 23 thru     Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (86,327)      $ (15,294)      $ (3,715)              $ (321)             $ -              $ -              $ (62,201)        $ (7,045)          $ (608)          $ (5,332)          $ 2,852            $ 46             $ (6,696)         $ (191)            $ 831
     Net Realized Gain (Loss)                                 (353,438)        108,495          1,945                2,801            1,097                -               (353,361)        (193,459)          50,035            (17,264)            7,153           2,278                6,737            (170)           (1,767)
     Net Unrealized Gain (Loss) On Investments                  72,832        (306,113)       145,724                  (45)               -                -                 13,328          (13,820)          16,373            (13,490)          (17,943)         13,234               (1,765)          2,196              (551)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (366,933)       (212,912)       143,954                2,435            1,097                -               (402,234)        (214,324)          65,800            (36,086)           (7,938)         15,558               (1,724)          1,835            (1,487)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       652,949         824,112        524,687                  769                -                -                475,392          798,633           35,637            129,669           120,581         102,551               55,419          27,395                57
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                637,986        (100,107)     1,102,793               (2,154)          (1,097)               -                193,813          479,230          122,464            (34,353)          153,040         123,775               79,363          31,384            (5,273)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      1,290,935         724,005      1,627,480               (1,385)          (1,097)               -                669,205        1,277,863          158,101             95,316           273,621         226,326              134,782          58,779            (5,216)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        924,002         511,093      1,771,434                1,050                -                -                266,971        1,063,539          223,901             59,230           265,683         241,884              133,058          60,614            (6,703)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,301,783       1,790,690         19,256                    -                -                -              1,314,167          250,628           26,727            515,303           249,620           7,736               69,296           8,682            15,385
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 3,225,785     $ 2,301,783    $ 1,790,690              $ 1,050              $ -              $ -            $ 1,581,138      $ 1,314,167        $ 250,628          $ 574,533         $ 515,303       $ 249,620            $ 202,354        $ 69,296           $ 8,682
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            AST - T. Rowe Price                              Evergreen                                               Evergreen                                             Evergreen                                               INVESCO
                                                             Natural Resources                                   VA Global Leaders                                   VA Omega                                                   VA Special Equity                               VIF Dynamics
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended          * May 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended      Oct. 18* thru
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (15,031)         $ (810)        $ (155)            $ (2,250)            $ (1)             $ -                  $ (10)             $ -              $ -           $ (7,770)           $ (353)            $ -            $ (39,464)       $ (4,759)             $ (7)
     Net Realized Gain (Loss)                                    3,554           9,708          6,486              (12,658)           1,093                -                     (1)               -                -            (25,261)             (330)              -             (362,641)          8,029               202
     Net Unrealized Gain (Loss) On Investments                 (18,597)         30,481           (625)               1,346           (2,144)               -                     (7)               -                -              9,270           (10,720)              -              (15,822)       (189,427)            1,841
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (30,074)         39,379          5,706              (13,562)          (1,052)               -                    (18)               -                -            (23,761)          (11,403)              -             (417,927)       (186,157)            2,036
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        61,717         168,166         21,568               57,496           44,278                -                    305                -                -             52,659           106,358               -              315,167         337,305               224
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                240,167         (42,812)        14,961              188,006           16,878                -                      -                -                -             41,162            81,186               -               47,453         939,807            20,871
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        301,884         125,354         36,529              245,502           61,156                -                    305                -                -             93,821           187,544               -              362,620       1,277,112            21,095
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        271,810         164,733         42,235              231,940           60,104                -                    287                -                -             70,060           176,141               -              (55,307)      1,090,955            23,131
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       218,975          54,242         12,007               60,104                -                -                      -                -                -            176,141                 -               -            1,114,086          23,131                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 490,785       $ 218,975       $ 54,242            $ 292,044         $ 60,104              $ -                  $ 287              $ -              $ -          $ 246,201         $ 176,141             $ -          $ 1,058,779     $ 1,114,086          $ 23,131
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          INVESCO                                             INVESCO                                                 INVESCO                                               INVESCO                                              Montgomery
                                                           VIF Financial Services                               VIF Health Sciences                               VIF Technology                                              VIF Telecommunications                                  Emerging Markets
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended    Oct. 18* thru        Year Ended        Year Ended     Oct. 18* thru          Year Ended         Year Ended     Oct. 18* thru        Year Ended       Year Ended      Oct. 18* thru        Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (47,749)       $ (3,476)          $ (3)           $ (67,591)        $ (7,117)           $ (15)             $ (87,894)       $ (17,776)           $ (33)         $ (42,984)         $ (9,860)           $ (4)           $ (11,169)       $ (2,252)           $ (159)
     Net Realized Gain (Loss)                                   30,229          17,819            (24)            (233,489)          33,652           (1,267)            (2,318,565)          18,856            1,502         (1,070,874)          (81,546)             62              (70,799)        (15,978)            2,557
     Net Unrealized Gain (Loss) On Investments                (140,345)         99,430            210              (64,011)          62,569              424              1,069,017       (1,305,760)          25,574            403,023          (458,143)          4,283               47,823         (67,916)           10,798
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (157,865)        113,773            183             (365,091)          89,104             (858)            (1,337,442)      (1,304,680)          27,043           (710,835)         (549,549)          4,341              (34,145)        (86,146)           13,196
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       228,456         271,098         16,465              480,504          469,346           16,103                488,684        1,134,816           27,734            224,267           778,160           1,363               66,274         120,516            29,118
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                344,940         559,135          3,787             (286,952)       1,690,370            4,007                (34,701)       2,586,476          110,040            (18,842)          824,456          49,235               88,607         155,581            11,482
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        573,396         830,233         20,252              193,552        2,159,716           20,110                453,983        3,721,292          137,774            205,425         1,602,616          50,598              154,881         276,097            40,600
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        415,531         944,006         20,435             (171,539)       2,248,820           19,252               (883,459)       2,416,612          164,817           (505,410)        1,053,067          54,939              120,736         189,951            53,796
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       964,441          20,435              -            2,268,072           19,252                -              2,581,429          164,817                -          1,108,006            54,939               -              243,747          53,796                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,379,972       $ 964,441       $ 20,435          $ 2,096,533      $ 2,268,072         $ 19,252            $ 1,697,970      $ 2,581,429        $ 164,817          $ 602,596       $ 1,108,006        $ 54,939            $ 364,483       $ 243,747          $ 53,796
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          ProFunds                                           ProFunds                                                ProFunds                                               ProFunds                                              ProFunds
                                                          VP Bear                                          VP Bull Plus                                              VP Europe                                               VP OTC                                             VP Ultra OTC
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                       * Jan. 22 thru    Year Ended      Year Ended       * Jan. 22 thru      Year Ended       Year Ended         * Jan. 22 thru       Year Ended       Year Ended       * Jan. 22 thru     Year Ended       Year Ended        * Jan. 22 thru     Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (734)            $ -            $ -             $ (6,192)             $ -              $ -               $ (1,691)             $ -              $ -           $ (8,037)              $ -             $ -             $ (6,330)            $ -               $ -
     Net Realized Gain (Loss)                                  (15,857)              -              -              (11,285)               -                -                (18,589)               -                -            (31,918)                -               -              (72,093)              -                 -
     Net Unrealized Gain (Loss) On Investments                    (475)              -              -                5,300                -                -                    145                -                -            (12,822)                -               -              (82,100)              -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (17,066)              -              -              (12,177)               -                -                (20,135)               -                -            (52,777)                -               -             (160,523)              -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                           197               -              -               14,460                -                -                 49,053                -                -             22,800                 -               -               28,367               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                 39,325               -              -              241,829                -                -                 25,897                -                -            301,259                 -               -              749,617               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         39,522               -              -              256,289                -                -                 74,950                -                -            324,059                 -               -              777,984               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         22,456               -              -              244,112                -                -                 54,815                -                -            271,282                 -               -              617,461               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                             -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                            $ 22,456             $ -            $ -            $ 244,112              $ -              $ -               $ 54,815              $ -              $ -          $ 271,282               $ -             $ -            $ 617,461             $ -               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          ProFunds                                        Prudential - SP                                              Rydex                                                 Rydex                                                  Rydex
                                                             VP Ultra Small-Cap                                Jennison Int'l Growth                                   Nova                                                   OTC                                                   Ursa
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                       * Jan. 22 thru    Year Ended      Year Ended        * May 1 thru       Year Ended       Year Ended           Year Ended       * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended          Year Ended     * Oct. 23 thru     Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (4,579)            $ -            $ -               $ (328)             $ -              $ -               $ 21,046            $ (16)             $ -           $ (6,349)            $ (27)            $ -                $ 988             $ -               $ -
     Net Realized Gain (Loss)                                   (3,208)              -              -               (9,134)               -                -                (34,298)             (58)               -            (66,000)           (4,305)              -                  625           2,812                 -
     Net Unrealized Gain (Loss) On Investments                      50               -              -                    -                -                -                (57,446)             522                -            (31,381)          (20,422)              -               (2,082)              1                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (7,737)              -              -               (9,462)               -                -                (70,698)             448                -           (103,730)          (24,754)              -                 (469)          2,813                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        40,429               -              -                    -                -                -                 26,859            1,166                -             51,085             4,094               -                8,092               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                125,748               -              -                9,462                -                -                154,109           64,462                -            112,026           134,439               -                   63           7,540                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        166,177               -              -                9,462                -                -                180,968           65,628                -            163,111           138,533               -                8,155           7,540                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        158,440               -              -                    -                -                -                110,270           66,076                -             59,381           113,779               -                7,686          10,353                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                             -               -              -                    -                -                -                 66,076                -                -            113,779                 -               -               10,353               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 158,440             $ -            $ -                  $ -              $ -              $ -              $ 176,346         $ 66,076              $ -          $ 173,160         $ 113,779             $ -             $ 18,039        $ 10,353               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 2001
-------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia Life  Assurance  Corporation  Variable  Account F (the  "Account") is a separate  investment account of American  Skandia Life Assurance  Corporation  ("American  Skandia" or  "Company").  The Account is
     registered  with the SEC under the  Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations June 25, 1998.

     As of December  31, 2001,  the Account  consisted  of  fifty-nine  sub-accounts.  These  financial  statements report on all  fifty-nine  sub-accounts  offered in American  Skandia's  AS Trophy and SPVLI  (single  premium variable life  insurance  policies as well as AS Life  Champion,  AS Life Focus and AS Life Horizon  (flexible premium  variable life  insurance  policies).  Each of the  fifty-nine  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series,  Rydex Variable Trust,
     INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund, Inc. or Evergreen Variable
     Annuity Trust (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American
     Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord
     Abbett  & Co.,  Janus  Capital  Corporation,  J.  P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman
     Management  Incorporated,  Federated  Investment  Counseling,  T. Rowe Price  Associates,  Inc., T. Rowe Price
     International,  Inc., Founders Asset Management,  LLC, Pacific Investment  Management  Company,  INVESCO Funds
     Group Inc.,  American Century  Investment  Management,  Inc., Marsico Capital Management LLC, Cohen and Steers
     Capital  Management,  Inc.,  Massachusetts  Financial  Services  Company,  Sanford C.  Bernstein  & Co.,  LLC,
     Alliance  Capital  Management,  L.P., Fred Alger  Management,  Inc.,  GAMCO  Investors,  Inc.,  Zurich Scudder
     Investments,  Inc.,  Kinetics  Asset  Management,  Inc.,  Pilgrim  Baxter &  Associates,  Goldman  Sachs Asset
     Management,  Deutsche  Asset  Management,  Inc. and Strong  Capital  Management,  Inc.  are the  sub-advisors.
     Montgomery  Asset  Management,  L.P. is the  investment  advisor for the  Montgomery  Variable  Series.  PADCO
     Advisors II, Inc. is the investment  advisor for the Rydex Variable  Trust.  INVESCO Funds Group,  Inc. is the
     investment  advisor for the INVESCO  Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP. Evergreen Asset  Management  Corp. is the investment  advisor for Evergreen VA Global
     Leaders.  Meridian  Investment  Company is the  investment  advisor for the Evergreen VA Special  Equity Fund.
     Prudential  Investment  Fund  Management,  LLC/Jennison  Associates,  LLC  are  the  investment  advisors  for
     Prudential SP Jennison International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The variable life insurance  policies referred to above are distributed by American Skandia  Marketing,  Inc., an affiliate of American Skandia.

     During  2001,  the  following  sub-accounts  incurred a name change or  sub-advisor  change:  AST Alger Growth merged into AST MFS Growth;  AST Alger Mid-Cap Growth merged into AST Alger

1.   ORGANIZATION (continued)

     All-Cap Growth,  AST Goldman Sachs Small-Cap Value  (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder
     Small-Cap  Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus
     Small-Cap  Growth),   AST  American  Century   International  Growth  II  merged  into  AST  American  Century
     International  Growth,  AST DeAm  Small-Cap  Growth  (formerly  AST  Scudder  Small-Cap  Growth),  AST  Strong
     International  Equity (formerly AST AIM International  Equity) and AST Money Market sub-advised by Wells Fargo
     Capital Management, Inc. (formerly AST Money Market sub-advised by J.P. Morgan Investment Management).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments  in the  sub-accounts  is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual  basis.  Realized  gains and losses on sales of  investments  are  determined on a first-in first-out basis.

3.       ESTIMATES

     The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the
     United States  requires that management  make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  at the date of the  financial  statements  and the  reported  amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal income tax liability on earnings,  or realized  capital gains  attributable  to the Account;  therefore,  no charges for federal  income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.
     Under  current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not  anticipate  that these taxes will be  significant.  However,  American
     Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a
     mutual  fund  by  the  segregated  asset  account  of  the  insurance  companies).   If  the  diversification
     requirements  under the Internal  Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer  will be subject  to income  tax on the  annual  gain in the  contract.  The  Treasury  Department's regulations prescribe the

5.       DIVERSIFICATION REQUIREMENTS
      (continued)

     diversification  requirements for variable  annuity  contracts.  The Company  believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   POLICY CHARGES

     The following  contract charges are paid to American Skandia,  which provides  administrative  services to the
     Account:

     Mortality  and Expense Risk Charges - Charged  daily  against the Account at an annual rate of .90% of the net assets. This annual rate may decrease to .25% beginning in policy year sixteen.

     Administrative Fees - Charged daily against the Account at an annual rate of .25% of the net assets.

     Sales and Tax Charges - charged  daily  against the account at an annual rate  ranging from .40% to .65% for a period of up to ten policy years.

     Partial Withdrawal Transaction Fee - may be charged at a rate of $25 for each partial withdrawal transaction.

     Maintenance Fee - may be charged monthly at a rate of $2.50 per month if account value is below $75,000.

     Transfer Fees - charged at a rate of $10 for each transfer  after the 20th, for each policy  account,  in each policy year.

     Contingent  Deferred  Sales/Tax  Charges  are  computed  as set forth in the  respective  prospectuses  for AS
     Trophy, AS Life Champion, AS Life Focus and AS Life Horizon.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AAF                                                  AAF                                               AST - AIM                                           AST - Alger                                        AST - Alger
                                                         Growth                                            Mid-Cap Growth                                         Balanced                                                  All-Cap Growth                                  Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Jan. 1 thru      Year Ended         Year Ended       Jan. 1 thru      Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended         Jan. 1 thru    * Nov. 11 thru    Year Ended
                                                      Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999      Feb. 16, 2001 **  Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -           104,744          2,771                   -            56,139              -            126,271            25,161              390           187,561              -                -             226,412               -               -
Units Purchased                                                     -            34,586         49,695                   -            20,057         29,675             27,831            36,794           17,100            77,577         95,529                -               1,371           1,675               -
Units Transferred Between Sub-accounts                              -          (137,664)        53,000                   -           (75,403)        26,703             20,743            64,548            7,929           244,785         93,525                -            (227,783)        225,271               -
Units Surrendered                                                   -            (1,666)          (722)                  -              (793)          (239)            (1,256)             (232)            (258)           (5,263)        (1,493)               -                   -            (534)              -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                                 -                 -        104,744                   -                 -         56,139            173,589           126,271           25,161           504,660        187,561                -                   -         226,412               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Alger                                         AST - Alliance                                      AST - Alliance                                        AST - Alliance                                         AST - American Century
                                                     Mid-Cap Growth                                            Bernstein Growth & Value                             Growth                                                  Growth & Income                                    Income & Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Jan. 1 thru     * Nov. 11 thru     Year Ended        * May 1 thru      Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                    Feb. 16, 2001 **    Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     164,903                 -              -                   -                 -              -            135,616            21,389              573           241,867        107,121            6,010             195,150          50,924             799
Units Purchased                                                   802             1,664              -                 641                 -              -             34,972            32,283            3,280            93,789         59,792           52,034              35,406          65,323          13,898
Units Transferred Between Sub-accounts                       (165,705)          163,889              -               5,300                 -              -             22,077            82,677           17,636           166,523         75,458           49,774              17,147          80,297          36,532
Units Surrendered                                                   -              (650)             -                   -                 -              -               (979)             (733)            (100)           (7,027)          (503)            (696)             (2,489)         (1,394)           (305)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                                 -           164,903              -               5,941                 -              -            191,686           135,616           21,389           495,152        241,867          107,121             245,214         195,150          50,924
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                                AST - American Century                              AST - American Century                                   AST - Cohen &                                AST - DeAm
                                                          International Growth I                                International Growth II                               Strategic Balanced                                  Steers Real Estate                                   Small-Cap Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended        Jan. 1 thru       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended     Jan. 4* thru
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999     Sep. 24, 2001 **   Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      84,389             7,482          2,968              17,445             5,713              -             53,296            25,191              191            42,949          5,079              235             136,357           1,007               -
Units Purchased                                                54,277            44,210          3,681               1,621             7,231          2,864             13,927             8,782           12,647            10,917          7,186            1,897              48,325          89,872             428
Units Transferred Between Sub-accounts                         45,720            33,907          1,156             (19,066)            4,501          2,897             44,296            19,425           12,508             1,453         31,428            3,018               7,388          46,288             605
Units Surrendered                                              (2,416)           (1,210)          (323)                  -                 -            (48)              (264)             (102)            (155)             (792)          (744)             (71)             (2,569)           (810)            (26)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           181,970            84,389          7,482                   -            17,445          5,713            111,255            53,296           25,191            54,527         42,949            5,079             189,501         136,357           1,007
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     AST - Federated                                      AST - Federated                                               AST - Founders                               AST - Gabelli                                       AST- Gabelli
                                                             Aggressive Growth                            High Yield Bond                                         Passport                                           All-Cap Value                                     Small-Cap Value
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended      Mar. 18* thru        Year Ended   * Oct. 23 thru    Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -             104,857            60,603          5,228             84,408             7,962                -             1,040              -                -              79,494          17,849           3,713
Units Purchased                                                 5,144                 -              -              45,824            28,401         31,239             29,010            66,332            1,286            33,854             18                -              39,390          27,669           4,616
Units Transferred Between Sub-accounts                          7,155                 -              -              79,421            16,835         24,684             (2,558)           10,424            6,694           134,997          1,022                -              88,302          34,534           9,787
Units Surrendered                                                   -                 -              -                (617)             (982)          (548)              (972)             (310)             (18)             (213)             -                -                (475)           (558)           (267)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            12,299                 -              -             229,485           104,857         60,603            109,888            84,408            7,962           169,678          1,040                -             206,711          79,494          17,849
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST-Goldman Sachs                              AST-Invesco                                              AST                                              AST - Janus                                        AST - Janus
                                                     Small-Cap Value                                       Equity Income                                                 JanCap Growth                                      Mid-Cap Growth                                     Overseas Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended    * May 1 thru     Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      47,093             9,327          1,299             181,236            74,727          7,576            687,544           370,764           22,655            86,875              -                -             174,667          90,760          13,110
Units Purchased                                                24,749            16,177          5,067              56,545            42,598         32,043            115,164           191,771          122,054            63,129         28,866                -              14,382          49,070          36,098
Units Transferred Between Sub-accounts                         33,642            22,051          3,038              88,679            64,323         36,312             (3,868)          128,406          228,559            19,892         58,009                -             (36,676)         35,491          42,729
Units Surrendered                                                (329)             (462)           (77)             (2,918)             (412)        (1,205)            (9,454)           (3,397)          (2,504)             (462)             -                -              (4,883)           (654)         (1,177)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           105,155            47,093          9,327             323,542           181,236         74,727            789,386           687,544          370,764           169,434         86,875                -             147,490         174,667          90,760
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Janus                                         AST - Kinetics                                              AST - Lord Abbett                             AST - Marsico                                        AST - MFS
                                                     Strategic Value                                          Internet                                                  Bond Debenture                                      Capital Growth                              Global Equity
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended        Year Ended     * Oct. 23 thru      Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                         475                 -              -                  78                 -              -                  -                 -                -           438,963        229,882           26,845              20,345               -               -
Units Purchased                                                28,396                12              -               1,574                 -              -             13,015                 -                -            94,630        125,714           88,760              12,174           9,422               -
Units Transferred Between Sub-accounts                         36,816               463              -               2,730                78              -             17,635                 -                -            52,974         85,908          116,138               6,614          10,923               -
Units Surrendered                                                (174)                -              -                   -                 -              -                  -                 -                -            (7,378)        (2,541)          (1,861)                 (3)              -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            65,513               475              -               4,382                78              -             30,650                 -                -           579,189        438,963          229,882              39,130          20,345               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - MFS                                            AST - MFS                                               AST                                                   AST - Neuberger &                                  AST - Neuberger &
                                                         Growth                                                   Growth with Income                            Money Market                                             Berman Mid-Cap Growth                               Berman Mid-Cap Value
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended     Oct. 18* thru        Year Ended       Year Ended     Oct. 18* thru       Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      46,822             2,379              -              34,771             1,304              -            968,500           415,524            3,086           159,662         30,953            3,699             131,349          27,998           4,156
Units Purchased                                                47,656            19,797            428              24,365            15,666              -                682         2,929,544        1,575,330            57,153         66,605           12,028              55,593          50,907          17,616
Units Transferred Between Sub-accounts                        208,833            24,742          1,977              25,288            17,837          1,309            660,624        (2,351,768)      (1,157,872)           73,590         62,223           15,621             115,007          53,145           6,684
Units Surrendered                                              (2,134)              (96)           (26)                (69)              (36)            (5)           (77,339)          (24,800)          (5,020)           (1,507)          (119)            (395)             (4,177)           (701)           (458)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           301,177            46,822          2,379              84,355            34,771          1,304          1,552,467           968,500          415,524           288,898        159,662           30,953             297,772         131,349          27,998
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - PBHG                                           AST - Pimco                                          AST - Pimco                                         AST - Sanford                                          AST - Sanford Berstein
                                                             Small-Cap Growth                                   Limited Maturity Bond                                  Total Return Bond                                 Bernstein Core Value                                 Managed Index 500
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended        * May 1 thru    Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     123,085            80,028            394              50,998            94,215          3,294            209,564            84,718            2,341                 -              -                -             192,685         135,113           1,741
Units Purchased                                                12,857            20,355         28,506              18,025             8,995         79,188             83,488            63,670           36,924             4,732              -                -              60,239          62,893          43,102
Units Transferred Between Sub-accounts                        (17,270)           23,236         51,729              56,576           (52,212)        12,546            173,437            61,537           46,463            18,755              -                -              55,541          (4,802)         90,926
Units Surrendered                                              (4,220)             (534)          (602)               (125)                -           (813)            (8,114)             (361)          (1,010)                -              -                -              (4,868)           (519)           (656)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           114,452           123,085         80,028             125,474            50,998         94,215            458,375           209,564           84,718            23,487              -                -             303,597         192,685         135,113
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      AST - Scudder                                         AST - Strong                                              AST - T. Rowe Price                                 AST - T. Rowe Price                                AST - T. Rowe Price
                                                          Japan                                                  International Equity                                  Asset Allocation                               Global Bond                                             Natural Resources
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -             115,322            15,981          2,765             44,929            21,411              723             7,051            870            1,396              16,822           5,223           1,464
Units Purchased                                                   118                 -              -              48,751            56,763          2,791             12,123             9,971            8,716             5,578          2,724               12               4,823          15,269           2,082
Units Transferred Between Sub-accounts                             88                 -              -              17,765            43,986         10,551             (3,774)           14,246           12,151             7,662          3,457             (524)             16,577          (3,017)          1,760
Units Surrendered                                                   -                 -              -                (119)           (1,407)          (125)               (48)             (699)            (179)                -              -              (15)               (345)           (653)            (84)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                               206                 -              -             181,719           115,322         15,981             53,230            44,929           21,411            20,291          7,051              870              37,877          16,822           5,223
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Evergreen                                            Evergreen                                            Evergreen                                             INVESCO                                            INVESCO
                                                             VA Global Leaders                                VA Omega                                                 VA Special Equity                              VIF Dynamics                                          VIF Financial Services
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended        * May 1 thru      Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended    * Oct. 18 thru        Year Ended      Year Ended    * Oct. 18 thru
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                       5,715                 -              -                   -                 -              -             16,243                 -                -            86,185          1,706                -              67,071           1,753               -
Units Purchased                                                 6,394             4,135              -                  32                 -              -              5,377             8,927                -            32,208         22,501               19              17,478          21,641           1,427
Units Transferred Between Sub-accounts                         21,291             1,580              -                  (1)                -              -              3,490             7,316                -             2,426         62,761            1,690              23,709          43,834             328
Units Surrendered                                                (948)                -              -                   -                 -              -               (113)                -                -              (480)          (783)              (3)               (518)           (157)             (2)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            32,452             5,715              -                  31                 -              -             24,997            16,243                -           120,339         86,185            1,706             107,740          67,071           1,753
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         INVESCO                                              INVESCO                                              INVESCO                                             Montgomery                                          ProFunds
                                                            VIF Health Sciences                            VIF Technology                                           VIF Telecommunications                                 Emerging Markets                                VP Bear
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended     * Oct. 18 thru       Year Ended       Year Ended     * Oct. 18 thru      Year Ended       Year Ended      * Oct. 18 thru       Year Ended     Year Ended      Year Ended        * Jan 22 thru     Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     153,071             1,677              -             212,197            10,257              -            102,595             3,713                -            28,445          4,434                -                   -               -               -
Units Purchased                                                37,751            34,656          1,436              60,927            64,434          2,008             29,835            50,027               98             8,142         10,164            3,017                  17               -               -
Units Transferred Between Sub-accounts                        (24,733)          117,589            245             (10,563)          138,276          8,266             (7,826)           49,965            3,619             9,815         13,899            1,464               1,925               -               -
Units Surrendered                                              (2,327)             (851)            (4)             (1,896)             (770)           (17)            (1,865)           (1,110)              (4)             (149)           (52)             (47)                  -               -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           163,762           153,071          1,677             260,665           212,197         10,257            122,739           102,595            3,713            46,253         28,445            4,434               1,942               -               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        ProFunds                                              ProFunds                                            ProFunds                                              ProFunds                                           ProFunds
                                                      VP Bull Plus                                          VP Europe 30                                           VP OTC                                              Ultra OTC                                              VP Ultra Small-Cap
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                      * Jan 22 thru      Year Ended       Year Ended       * Jan 22 thru      Year Ended       Year Ended       * Jan 22 thru     Year Ended        Year Ended       * Jan 22 thru    Year Ended      Year Ended        * Jan 22 thru     Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -                   -                 -              -                  -                 -                -                 -              -                -                   -               -               -
Units Purchased                                                 1,927                 -              -               5,787                 -              -              3,946                 -                -             8,620              -                -               4,697               -               -
Units Transferred Between Sub-accounts                         30,677                 -              -               1,797                 -              -             42,994                 -                -           234,401              -                -              12,710               -               -
Units Surrendered                                                   -                 -              -                (189)                -              -                  -                 -                -                 -              -                -                   -               -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            32,604                 -              -               7,395                 -              -             46,940                 -                -           243,021              -                -              17,407               -               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Prudential - SP                                           Rydex                                                Rydex                                                Rydex
                                                           Jennison Int'l Growth                                Nova                                                 OTC                                                  Ursa
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                      * May 1 thru       Year Ended       Year Ended         Year Ended     * Oct. 23 thru     Year Ended        Year Ended     * Oct. 23 thru      Year Ended         Year Ended   * Oct. 23 thru    Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -               7,309                 -              -             16,988                 -                -               971              -                -
Units Purchased                                                     -                 -              -               3,900               130              -              8,984               571                -               720              -                -
Units Transferred Between Sub-accounts                              -                 -              -              14,615             7,179              -             14,391            16,417                -              (202)           971                -
Units Surrendered                                                   -                 -              -                   -                 -              -                (13)                -                -                 -              -                -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
Units Outstanding End of the Period                                 -                 -              -              25,824             7,309              -             40,350            16,988                -             1,489            971                -
                                                    ===================================================   ==================================================   ===================================================   ===============================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS  (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                          Purchases                                                 Sales
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                          Year Ended       Year Ended        Year Ended           Year Ended        Year Ended        Year Ended
                                                        Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------

AAF - Growth                                                        $ -        $ 333,211       $ 1,599,277                  $ -       $ 2,709,072         $ 154,238
AAF - Mid-Cap Growth                                                  -          259,515           815,478                    -         1,864,480            76,711
AST - AIM Balanced                                              998,007        1,526,388           321,556              483,126           252,122            47,592
AST - Alger All-Cap Growth                                    2,649,429        1,574,209                 -              712,469           201,127                 -
AST - Alger Growth                                               20,578        2,301,432                 -            2,191,502            42,117                 -
AST - Alger Mid-Cap Growth                                       32,444        1,684,436                 -            1,664,510            36,321                 -
AST - Alliance Bernstein Growth & Value                          95,493                -                 -               40,009                 -                 -
AST - Alliance Growth                                         1,597,583        2,494,489           262,815              536,678         1,385,045            17,203
AST - Alliance Growth & Income                                5,094,658        2,403,905         1,285,490            1,569,455           691,151           166,596
AST - American Century Income & Growth                          921,044        2,115,169           590,487              445,654           380,932            11,331
AST - American Century International Growth I                 3,265,766        1,206,093           755,238            2,207,029         6,028,724           717,465
AST - American Century International Growth II                   53,599          182,881           330,758              150,965            35,255           271,684
AST - American Century Strategic Balanced                       773,037          419,064           306,219              109,868            57,687            19,622
AST - Cohen & Steers Real Estate                              1,209,503          579,598            56,565            1,052,977           250,197            14,292
AST - DeAm Small-Cap Growth                                   2,326,987        2,010,173            26,750            1,537,700           517,782            17,126
AST - Federated Aggressive Growth                               462,254                -                 -              372,310                 -                 -
AST - Federated High Yield Bond                               4,923,733          733,310         1,490,310            3,712,882           262,251           936,952
AST - Founders Passport                                         554,541        1,422,625           132,034              311,396         2,251,888            27,883
AST - Gabelli All-Cap Value                                   3,182,282           10,388                 -            1,465,531               620                 -
AST - Gabelli Small-Cap Value                                 2,993,075          987,414         1,419,164            1,562,454         2,380,121         1,302,962
AST - Goldman Sachs Small-Cap Value                           1,775,107          546,257            95,923            1,035,282           149,484            24,638
AST - Invesco Equity Income                                   5,317,162        1,545,376           759,634            3,758,358           243,940            20,315
AST - JanCap Growth                                          10,249,338       13,172,660         6,812,064            9,052,831         6,477,710         1,100,494
AST - Janus Mid-Cap Growth                                      726,971          828,685                 -              275,514            88,139                 -
AST - Janus Overseas Growth                                   1,106,265        2,410,756         1,495,483              854,421           870,023           624,332
AST - Janus Strategic Value                                     859,561            4,640                 -              238,471                 2                 -
AST - Kinetics Internet                                          86,741              818                 -               47,235                30                 -
AST - Lord Abbett Bond Debenture                              $ 830,933              $ -               $ -            $ 506,104               $ -               $ -
AST - Marsico Capital Growth                                  2,928,924        4,934,220         3,425,108            1,213,142         1,647,958           672,797
AST - MFS Global Equity                                         556,274          211,911                 -              381,698            98,988                 -
AST - MFS Growth                                              2,991,875          531,653            24,529              549,584            35,912                79
AST - MFS Growth with Income                                    565,685          414,502            13,396              122,261           136,553                 1
AST - Money Market                                           47,524,995       14,223,991        15,895,204           40,613,871        31,721,428        11,537,061
AST - Neuberger & Berman Mid-Cap Growth                       3,368,070        3,132,932           407,544            1,496,630         1,637,351            67,778
AST - Neuberger & Berman Mid-Cap Value                        3,694,209        1,664,819           512,080            1,556,942           564,006           269,759
AST - PBHG Small-Cap Growth                                     614,988        2,166,588         1,651,103              462,218           885,829           398,426
AST - Pimco Limited Maturity Bond                             1,488,597          945,646         1,225,482              584,307         1,364,305           281,920
AST - Pimco Total Return Bond                                 9,315,784        2,969,997         1,691,221            6,246,984         4,073,390           826,933
AST - Sanford Bernstein Core Value                              280,269                -                 -               53,376                 -                 -
AST - Sanford Bernstein Managed Index 500                     4,287,204        2,509,361         1,778,398            3,057,462         1,672,915           153,939
AST - Scudder Japan                                             723,233                -                 -              724,938           142,515                 -
AST - Strong International Equity                            11,743,490        1,553,956           764,643           10,983,207         7,503,375           605,337
AST - T. Rowe Price Asset Allocation                            466,251          359,155           281,025              328,967            79,700            54,648
AST - T. Rowe Price Global Bond                                 351,336           60,760            10,014              223,316             2,173            14,026
AST - T. Rowe Price Natural Resources                         1,301,765          247,084           328,317              995,247           152,748           290,585
Evergreen - VA Global Leaders                                   299,634          134,832                 -               56,382           115,361                 -
Evergreen - VA Omega                                                302                -                 -                    7                 -                 -
Evergreen - VA Special Equity                                   207,703          187,689                 -              121,653             2,143                 -
Invesco - VIF Dynamics                                          968,561        1,311,563            38,791              645,405           506,292            17,700
Invesco - VIF Financial Services                              2,919,370          898,423            20,610            2,392,548           171,182               360
Invesco - VIF Health Sciences                                 1,955,223        2,393,883           186,690            1,829,231           874,081           166,592
Invesco - VIF Technology                                      2,105,546        4,107,155           145,668            1,739,458         1,734,159             7,926
Invesco - VIF Telecommunications                              1,161,163        1,736,908            50,850              998,722           875,506               256
Montgomery Variable Emerging Markets                            447,897          472,426            65,473              304,185           300,503            25,032
ProFunds - VP Bear                                            1,008,132                -                 -              969,344                 -                 -
ProFunds - VP Bull Plus                                       1,441,068                -                 -            1,190,971                 -                 -
ProFunds - VP Europe 30                                         924,350                -                 -              851,091                 -                 -
ProFunds - VP OTC                                               845,466                -                 -              529,444                 -                 -
ProFunds - VP Ultra OTC                                         898,988                -                 -              127,334                 -                 -
ProFunds - VP Ultra Small-Cap                                   523,856                -                 -              362,258                 -                 -
Prudential - SP Jennison Int'l Growth                           428,756                -                 -              419,622                 -                 -
Rydex Nova                                                    $ 361,573         $ 66,083  -                           $ 159,559             $ 471               $ -
Rydex OTC                                                       435,234          139,938                 -              278,472            10,863                 -
Rydex Ursa                                                       60,438           73,099                 -               51,296            65,559                 -

                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                           $161,302,298      $88,202,066       $47,071,391         $118,515,863       $83,551,486       $20,942,591
                                                      =====================================================    =====================================================
                                                      =====================================================    =====================================================

           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
           VARIABLE ACCOUNT F
           NOTES TO FINANCIAL STATEMENTS (continued)

           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------

           9. FINANCIAL HIGHLIGHTS

                                                              # Of Units Outstanding        Units Fair Value         Net       Expense       Investment         Total
                                                              ----------------------        ----------------
           Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest      Assets       Ratio       Income Ratio*      Return*
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           American Skandia Trust (AST):
            AIM Balanced                                          173,589         126,271    $ 10.07    $ 13.81   $ 1,762,920      0.90%               2.15%   -12.76%
            Alger All-Cap Growth                                  504,660         187,561       4.59       7.00     2,810,547      0.90%                  -    -17.63%
            Alger Growth 1                                              -         226,412       9.19      10.17             -                          4.21%    9.66%
            Alger Mid-Cap Growth 2                                      -         164,903       8.96      10.30             -                          2.36%    11.59%
            Alliance Bernstein Growth & Value                       5,941               -       8.00      10.06        57,296      0.90%                  -     -5.29%
            Alliance Growth                                       191,686         135,616       7.84      16.36     2,059,305      0.90%                  -     -15.71%
            Alliance Growth & Income                              495,152         241,867      15.71      22.81     5,915,527      0.90%               0.71%    -1.63%
            American Century Income & Growth                      245,214         195,150      10.00      13.46     2,419,815      0.90%               0.66%    -9.50%
            American Century International Growth I               181,970          84,389      10.74      17.98     1,665,663      0.90%               0.36%   -28.12%
            American Century International Growth II 3                  -          17,445       5.94      12.28             -                          1.39%   -50.06%
            American Century Strategic Balanced                   111,255          53,296      11.38      14.07     1,238,380      0.90%               0.97%    -4.91%
            Cohen & Steers Real Estate                             54,527          42,949       9.20      10.71       621,869      0.90%               2.74%    1.66%
            DeAm Small-Cap Growth                                 189,501         136,357       5.69      11.85     1,614,390      0.90%                 -     -29.26%
            Federated Aggressive Growth                            12,299               -       5.28      10.06        87,628      0.90%               0.04%   -21.53%
            Federated High Yield Bond                             229,485         104,857       8.36      10.46     2,002,690      0.90%               8.63%    -1.02%
            Founders Passport                                     109,888          84,408       8.56      14.91       857,872      0.90%                 -     -33.00%
            Gabelli All-Cap Value                                 169,678           1,040       8.60      10.86     1,651,720      0.90%               0.01%    -3.31%
            Gabelli Small-Cap Value                               206,711          79,494      10.86      13.79     2,250,258      0.90%               0.37%    5.74%
            Goldman Sachs Small-Cap Value                         105,155          47,093      12.75      15.68     1,460,304      0.90%                 -      8.64%
            Invesco Equity Income                                 323,542         181,236      13.67      17.99     3,409,305      0.90%               1.63%    -9.65%
            JanCap Growth                                         789,386         687,544      19.36      38.54     7,427,372      0.90%                 -     -32.46%
            Janus Mid-Cap Growth                                  169,434          86,875       3.31       7.85       660,120      0.90%               0.07%   -40.87%
            Janus Overseas Growth                                 147,490         174,667       8.48      19.71     1,393,613      0.90%               5.63%   -24.43%
            Janus Strategic Value                                  65,513             475       7.98      10.43       601,214      0.90%               0.02%    -6.63%
            Kinetics Internet                                       4,382              78       7.40       8.73        36,212      0.90%                 -      3.15%
            Lord Abbett Bond Debenture                             30,650               -       9.85      10.62       316,140      0.90%              0.003%    1.85%
            Marsico Capital Growth                                579,189         438,963      11.53      18.26     6,370,617      0.90%                 -     -22.61%
            MFS Global Equity                                      39,130          20,345       7.75      10.41       351,890      0.90%                 -     -11.01%
            MFS Growth                                            301,177          46,822       6.70      10.79     2,428,272      0.90%              0.002%   -22.59%
            MFS Growth with Income                                 84,355          34,771     $ 7.63    $ 10.54     $ 732,659      0.90%               0.10%   -16.44%
            Money Market                                        1,552,467         968,500       1.00       1.00    17,639,291      0.90%               3.52%    2.57%
            Neuberger & Berman Mid-Cap Growth                     288,898         159,662      10.57      22.61     3,068,733      0.90%                 -     -26.65%
            Neuberger & Berman Mid-Cap Value                      297,772         131,349      13.08      16.62     3,668,869      0.90%               0.11%    -4.15%
            PBHG Small-Cap Growth                                 114,452         123,085      11.87      22.48     1,323,022      0.90%                 -      -7.55%
            Pimco Limited Maturity Bond                           125,474          50,998      10.65      11.39     1,508,819      0.90%               5.45%    6.73%
            Pimco Total Return Bond                               458,375         209,564      11.15      12.27     5,605,785      0.90%               3.71%    7.61%
            Sanford Bernstein Core Value                           23,487               -       8.74      10.33       236,310      0.90%                 -      0.92%
            Sanford Bernstein Managed Index 500                   303,597         192,685       9.47      12.91     3,225,785      0.90%               0.77%   -11.06%
            Scudder Japan                                             206               -       4.99       8.25         1,050      0.90%                 -     -37.90%
            Strong International Equity                           181,719         115,322      13.37      22.45     1,581,138      0.90%               0.15%   -23.65%
            T. Rowe Price Asset Allocation                         53,230          44,929      13.39      18.69       574,533      0.90%               2.91%    -5.89%
            T. Rowe Price Global Bond                              20,291           7,051       9.16      10.02       202,354      0.90%                 -      1.47%
            T. Rowe Price Natural Resources                        37,877          16,822      12.76      17.23       490,785      0.90%               0.81%    -0.46%
            Evergreen Funds:
            VA Global Leaders                                      32,452           5,715      10.30      14.57       292,044      0.90%               1.26%   -14.43%
            VA Omega                                                   31               -      10.00      17.42           287      0.90%                 -     -12.74%
            VA Special Equity                                      24,997          16,243       7.97      10.59       246,201      0.90%                 -      -9.17%
            INVESCO Variable Investment Funds:
            VIF Dynamics                                          120,339          86,185       9.40      19.23     1,058,779      0.90%                 -     -31.94%
            VIF Financial Services                                107,740          67,071      10.30      13.91     1,379,972      0.90%               0.37%   -10.93%
            VIF Health Sciences                                   163,762         153,071      14.84      20.24     2,096,533      0.90%               0.40%   -13.60%
            VIF Technology                                        260,665         212,197      10.74      32.11     1,697,970      0.90%                 -     -46.45%
            VIF Telecommunications                                122,739         102,595       4.52      14.53       602,596      0.90%                 -     -54.54%
            Montgomery Variable Series:
            Emerging Markets                                       46,253          28,445       5.57       8.64       364,483      0.90%                 -     -8.04%
            Profunds VP:
            VP Bear                                                 1,942               -      10.00      41.99        22,456      0.90%                 -     16.58%
            VP Bull Plus                                           32,604               -      10.00      30.99       244,112      0.90%                 -     -26.66%
            VP Europe 30                                            7,395               -      10.00      32.88        54,815      0.90%                 -     -27.45%
            VP OTC                                                 46,940               -    $ 10.00    $ 30.94     $ 271,282      0.90%                 -     -44.78%
            VP Ultra OTC                                          243,021               -       2.64      19.76       617,461      0.90%                 -     -79.15%
            VP Ultra Small-Cap                                     17,407               -      10.00      30.43       158,440      0.90%                 -      -9.53%
            Prudential Series Funds Inc:
            SP Jennison Int'l Growth                                    -               -       4.70      10.00             -      0.90%                 -     -38.39%
            Rydex Inc:
            Rydex Nova                                             25,824           7,309       6.79      14.67       176,346      0.90%              15.49%   -24.46%
            Rydex OTC                                              40,350          16,988      10.63      26.62       173,160      0.90%                 -    -35.93%
            Rydex Ursa                                              1,489             971       5.86       7.56        18,039      0.90%              13.76%    13.66%

           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------

           Footnotes:
           ----------
           1 - Alger Gowth merged into MFS Growth as of 2/16/01.
           2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
           3 - American Century International Growth II merged into American Century International Growth on 9/24/01

           * Annualized

                                                             APPENDIX A
                                       HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments  made to the Insured under the  accelerated  death benefit provision of the Policy.  The first hypothetical  illustration  assumes the Insured is a female, age 45 and is in the preferred risk class as of the Policy Date.  The second  hypothetical  illustration  assumes the Insured is a male,  age 65 and is in the preferred risk class as of the Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.       The Premium paid was $20,000.
2.       The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3.       The  investment  options in which Account  Value was  allocated  have grown at a  hypothetical  average  annual net rate of return of 8% since the Issue Date.
4.       There have been no loans or loan repayments.
5.       No amounts have been withdrawn.
6.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7.       The 12-month  interest rate discount used in the  calculation of the benefit  assumes  interest at 6% per year,  compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       FEMALE AGE 45              MALE AGE 65
                                                                        (NO TOBACCO)              (NO TOBACCO)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $34,224                   $33,708
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $34,224                   $33,708
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $30,802                   $30,337
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $85,371                   $45,746
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $34,224                   $33,708
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $20,135                   $10,789
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $25,668                   $25,281
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $25,668                   $25,281
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $23,101                   $22,753
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $64,028                   $34,310
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $25,668                   $25,281
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                                             APPENDIX B
                                              DETERMINATION OF REQUIRED DEATH BENEFITS

The Required Death Benefit is calculated by multiplying the Account Value on the calculation  date by the applicable  Required Death
Benefit Factor.  American  Skandia's  Required Death Benefit Factors are initially greater than those required under the Code due to our use of "enhancement" factors.  These factors reduce over time until they equal those required by the Code.

|X|      The Net Single  Premium  Factor  varies with the gender,  risk class and attained  age of the Insured,  and changes on each
         Monthly  Processing  Day.  The Net  Single  Premium  Factors  provided  in the table  below are those  that apply on Policy
         Anniversaries for Insureds in the preferred risk class.  Other Net Single Premium Factors are available on request.
|X|      Initial Values and Grading  Periods for the Enhanced  Death Benefit  Factor depend on the Issue Age,  gender and risk class of the Insured.

The Required  Death  Benefit  Factors are  calculated  based on how many Policy  Months have elapsed as of the  calculation  date as follows:
|X|      If the number of Policy Months  elapsed  exceed the Grading  Period,  the Required  Death Benefit  Factor is the reciprocal
         (inverse) of the Net Single Premium Factor.  No rounding is performed.
|X|      If the number of Policy Months elapsed is less than the Grading Period:
1.       The Initial Value of the Enhanced Death Benefit Factor is pro-rated for the number of months elapsed, assuming a value of
              1.0 at the end of the Grading Period.
2.       The Required Death Benefit Factor is derived by dividing the resulting Enhanced Death Benefit Factor (from Step 1) by the
              Net Single Premium Factor applicable on the calculation date, and then rounding the result to the higher second decimal place.

|X|      In either case, the resulting Required Death Benefit Factor is multiplied by the Account Value, with the result rounded to the higher cent, to determine the Required Death Benefit.

                                                         Numerical Examples

Below are the Net Single Premium Factors for single life policies that are used when determining the Required Death Benefit under the Policy.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16          0.12963390        0.16009274       0.11257102       0.12801156       0.12624240       0.15379972
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17          0.13350990        0.16482381       0.11626211       0.13223719       0.13008425       0.15842990
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18          0.13746753        0.16963475       0.12007734       0.13659217       0.13401438       0.16314246
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19          0.14153726        0.17455566       0.12402201       0.14108225       0.13805473       0.16797620
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20          0.14574173        0.17962592       0.12810169       0.14573092       0.14223668       0.17295402
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21          0.15011300        0.18487762       0.13233102       0.15054499       0.14657511       0.17811638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22          0.15468407        0.19035209       0.13671633       0.15554021       0.15111146       0.18348812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23          0.15947169        0.19609174       0.14127297       0.16071568       0.15585376       0.18911141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24          0.16449315        0.20210734       0.14599935       0.16607915       0.16081898       0.19499651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25          0.16975777        0.20842630       0.15090264       0.17163871       0.16600752       0.20116228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26          0.17528370        0.21506873       0.15599030       0.17740280       0.17144542       0.20762813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27          0.18106444        0.22202337       0.16126157       0.18336352       0.17712572       0.21438187
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28          0.18710192        0.22928701       0.16673283       0.18953793       0.18304988       0.22142732
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29          0.19339827        0.23685672       0.17240410       0.19592713       0.18921958       0.22876078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30          0.19995591        0.24472213       0.17827555       0.20253255       0.19563677       0.23637099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31          0.20677758        0.25288086       0.18436426       0.20935586       0.20231182       0.24426245
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32          0.21385824        0.26133096       0.19067131       0.21641516       0.20923938       0.25243247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33          0.22120112        0.27007096       0.19720623       0.22371317       0.21642231       0.26087879
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34          0.22880190        0.27909252       0.20397083       0.23124517       0.22385590       0.26959962
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35          0.23666443        0.28839519       0.21096724       0.23901450       0.23154361       0.27859373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36          0.24479300        0.29797194       0.21819791       0.24702500       0.23948931       0.28785315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37          0.25319239        0.30781646       0.22564981       0.25524273       0.24769738       0.29737055
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38          0.26185275        0.31790915       0.23331794       0.26365660       0.25615737       0.30712499
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39          0.27077968        0.32824513       0.24120543       0.27225592       0.26487439       0.31711037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40          0.27997937        0.33881358       0.24931586       0.28103783       0.27385412       0.32731445
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41          0.28944408        0.34959804       0.25763805       0.28997812       0.28308809       0.33772590
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42          0.29918112        0.36059636       0.26617629       0.29907464       0.29258303       0.34833434
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43          0.30919858        0.37180105       0.27494287       0.30834009       0.30234636       0.35914369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44          0.31949833        0.38320590       0.28395074       0.31778793       0.31238625       0.37014593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45          0.33008312        0.39479983       0.29321352       0.32743236       0.32270476       0.38133424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46          0.34094988        0.40658559       0.30273122       0.33727474       0.33329793       0.39270942
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47          0.35210328        0.41857348       0.31251165       0.34732403       0.34417635       0.40428598
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48          0.36354910        0.43075764       0.32255644       0.35759012       0.35533829       0.41606161
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49          0.37528789        0.44313412       0.33287496       0.36807083       0.36678977       0.42802374
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50          0.38732157        0.45569538       0.34346396       0.37875863       0.37853159       0.44017339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51          0.39964112        0.46842508       0.35432120       0.38965354       0.39055335       0.45249062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52          0.41223322        0.48129326       0.36544560       0.40075685       0.40284631       0.46495227
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53          0.42508065        0.49426776       0.37682437       0.41204677       0.41539139       0.47752681
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54          0.43816265        0.50730942       0.38845251       0.42350919       0.42817170       0.49018022
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55          0.45146679        0.52039785       0.40034513       0.43516109       0.44117844       0.50289719
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56          0.46497772        0.53352594       0.41250657       0.44701527       0.45439952       0.51567545
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57          0.47868855        0.54669473       0.42496076       0.45910324       0.46783659       0.52852057
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58          0.49260607        0.55990873       0.43773904       0.47147483       0.48149937       0.54144102
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59          0.50671422        0.57317616       0.45086858       0.48416523       0.49537914       0.55445319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60          0.52099089        0.58649165       0.46434484       0.49718535       0.50946034       0.56755388
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61          0.53541366        0.59982029       0.47814970       0.51050770       0.52371650       0.58070830
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62          0.54996037        0.61311231       0.49224193       0.52407379       0.53812102       0.59386520
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63          0.56458202        0.62631227       0.50656415       0.53779137       0.55262416       0.60696230
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64          0.57923646        0.63936744       0.52104933       0.55157948       0.56718262       0.61994344
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65          0.59389291        0.65224292       0.53567091       0.56540516       0.58176409       0.63277422
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66          0.60853177        0.66493907       0.55042657       0.57927661       0.59634722       0.64545639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67          0.62314467        0.67747232       0.56534194       0.59323274       0.61093399       0.65801141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68          0.63773444        0.68987503       0.58045603       0.60735458       0.62553688       0.67048380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69          0.65229277        0.70216920       0.59580381       0.62169427       0.64015184       0.68290596
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70          0.66679125        0.71433938       0.61137598       0.63625855       0.65475695       0.69526957
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71          0.68117719        0.72634796       0.62712394       0.65099076       0.66930420       0.70753863
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72          0.69537993        0.73812786       0.64295703       0.66575568       0.68371928       0.71963903
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73          0.70930323        0.74959224       0.65875930       0.68042080       0.69790113       0.73147569
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74          0.72286756        0.76067274       0.67441814       0.69486369       0.71176925       0.74297665
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75          0.73603216        0.77130870       0.68985586       0.70900356       0.72527730       0.75408193
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76          0.74880052        0.78147546       0.70503062       0.72281655       0.73842226       0.76477150
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77          0.76119859        0.79122435       0.71994675       0.73632274       0.75122775       0.77510275
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78          0.77327473        0.80064136       0.73462837       0.74957577       0.76374088       0.78515851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79          0.78507793        0.80980782       0.74909157       0.76261900       0.77600693       0.79502238
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80          0.79661687        0.81875666       0.76332111       0.77545541       0.78803230       0.80472518
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81          0.80785978        0.82747460       0.77725831       0.78804339       0.79978219       0.81425300
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82          0.81874169        0.83590607       0.79081723       0.80031378       0.81118884       0.82355100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83          0.82917071        0.84396602       0.80389497       0.81218361       0.82215906       0.83253950
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84          0.83907369        0.85159817       0.81642085       0.82351814       0.83262246       0.84114315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85          0.84842557        0.85880908       0.82836893       0.83430739       0.84255660       0.84936568
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86          0.85725664        0.86567441       0.83975596       0.84458710       0.85199099       0.85726826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87          0.86563114        0.87232928       0.85063245       0.85442384       0.86099077       0.86495742
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88          0.87365927        0.87884551       0.86107243       0.86392517       0.86965614       0.87251155
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89          0.88148342        0.88528671       0.87117516       0.87321445       0.87811517       0.88001027
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90          0.88925279        0.89183990       0.88105883       0.88245956       0.88650644       0.88762761
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91          0.89714307        0.89873543       0.89087819       0.89172919       0.89499207       0.89551206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92          0.90536811        0.90625516       0.90081463       0.90122645       0.90376999       0.90389343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93          0.91419527        0.91462342       0.91108062       0.91119522       0.91308130       0.91298453
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94          0.92387971        0.92399931       0.92189549       0.92189549       0.92315894       0.92297838
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95          0.93453209        0.93453209       0.93339154       0.93339154       0.93411221       0.93397209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96          0.94600780        0.94600780       0.94544700       0.94544700       0.94579937       0.94573014
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97          0.95756189        0.95756189       0.95735233       0.95735233       0.95748327       0.95745763
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98          0.96653019        0.96653019       0.96653019       0.96653019       0.96653019       0.96653019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99          0.97499375        0.97499375       0.97499375       0.97499375       0.97499375       0.97499375
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                                Enhanced Death Benefit Factors - Initial Values and Grading Periods

------------------------------------------------------------------------------------------------------------------------------------
The factors shown above are  applicable  for single life policies  where the Insureds are in the preferred  risk class.  Factors for joint life cases and substandard policies are available on request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX C
                                        GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.1234            0.1635           0.0750           0.0842           0.1134           0.1476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.1309            0.1752           0.0775           0.0884           0.1201           0.1585
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.1359            0.1844           0.0800           0.0926           0.1251           0.1660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.1393            0.1902           0.0825           0.0951           0.1276           0.1718
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95            35.4922          35.4922           34.1581          34.1581          34.9988          34.8350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96            44.5151          44.5151           43.5428          43.5428          44.1528          44.0324
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97            62.8314          62,8314           62.1940          62.1940          62.5918          62.5138
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
We base the  guaranteed  maximum cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard  Ordinary  Ultimate
Mortality  Table,  age last birthday unless unisex rates apply.  If unisex charges apply, a unisex  variation of that table is used.
The amounts  shown are per $1,000  amount at risk.  The  guaranteed  maximum cost of insurance  charge  depends on the tobacco usage class and risk class of each  Insured(s).  The charges  shown above are  applicable  for Insureds in the preferred  risk class.  The guaranteed  maximum cost of insurance  charges for other risk classes are  available  upon  request.  Cost of insurance  charges for joint life cases are  determined  using a standard  insurance  industry  method used to derive the  applicable  charge  based on the applicable cost of insurance  charge for both Insureds.  Guaranteed  maximum cost of insurance  charges for specific  proposed joint
Insureds are available upon request.
------------------------------------------------------------------------------------------------------------------------------------

                                       APPENDIX D - SALE OF POLICIES TO NEW JERSEY RESIDENTS

------------------------------------------------------------------------------------------------------------------------------------
American  Skandia  SPVLI is not  available  to residents of New Jersey as of the date of this  Prospectus.  The AS Trophy  Policy is still offered to residents of the New Jersey.  The State of New Jersey  requires that certain  provisions of the AS Trophy Policy be modified in  accordance  with state law.  Below is a  description  of those policy  provisions  that are modified when the AS Trophy
Policy is sold to New Jersey residents.
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AT THE INSURED'S DEATH [Paragraph 2]
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death
Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS [Paragraph 15]

1.       To qualify  for Cash Value  Credits as of any Policy  Anniversary,  the Cash Value of your  Policy must equal or exceed the
     Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.       If you  surrender  your Policy or the Death  Benefit  becomes  payable  and, on the date that we process the  surrender  or calculate the Death Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

     For example,  assume you have made Premium  payments equal to $50,000 and your Cash Value is $110,000.  Further assume that you decide to surrender the Policy in Policy Year 6 when the  Contingent  Deferred  Sales Charge is equal to 5% and the  Contingent
     Deferred Tax Charge is 1%. The Cash Value of the Policy would be $107,000  ($110,000  minus $3,000 for the  combination  of the
     Contingent  Deferred Sales Charge and the Contingent  Deferred Tax Charge).  Since the Cash Value of the Policy is greater than
     Premium  plus  $50,000,  the Policy  would  qualify for a pro rata  portion of the Cash Value  Credit.  Assuming the Policy was surrendered  exactly in the middle of Policy Year 6, on  surrender  your Cash Value would be  increased by the pro rata portion
     (1/2) of 0.25% multiplied by the Cash Value of the Policy.

LOANS [Paragraph 45]
The maximum amount available as a loan is equal to 75% of your current Cash Value.

ACCELERATED DEATH BENEFIT [Paragraph 62]
The Owner may elect to receive the Accelerated  Death Benefit if the Insured became  terminally ill prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in Paragraphs 64-67 and elsewhere in the Prospectus does not apply.

APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a  personalized  illustration  showing how exercise of the  Accelerated  Death Benefit will affect values under your
Policy.

                                                    APPENDIX E-1 - PRIOR POLICY

------------------------------------------------------------------------------------------------------------------------------------
Between May 5, 1998 and October 1, 2001 American  Skandia issued a modified single premium  variable life insurance policy under the marketing name "American  Skandia  Trophy"  ("Trophy").  The policy is no longer being issued in those  jurisdictions  from which we have received  regulatory  approval of the American Skandia SPVLI ("AS SPVLI") policy.  We are continuing to issue the Trophy policy in those jurisdictions from which we have not received regulatory approval of the AS SPVLI policy.
------------------------------------------------------------------------------------------------------------------------------------

The principle differences between the AS SPVLI policy offered by this Prospectus and the Trophy policy are described below.

                                                            DEFINITIONS

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses, distributions and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any distributions and charges  thereon,  all before  assessment  of any  contingent  deferred  sales charge,  contingent  deferred tax charge or Debt.
Account  Value is determined  separately  for each  Sub-account  and each Fixed  Allocation,  as well as for any amounts in the Loan
Account, and then totaled to determine the Account Value of your entire Policy.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

MATURITY  DATE is the  Policy  Anniversary  immediately  following  the  Insured's  95th  birthday,  or if there  are two  Insureds, immediately  following the 95th birthday of the younger Insured,  or what would have been the younger Insured's 95th birthday if the younger Insured predeceases the older Insured.

                                                          SUMMARY OF COSTS

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Mortality & Expense Risk                   0.90% per year of the value of each Sub-account                          Daily
Charge
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
Cost of Insurance                   Gender                Age 20-69                  Age 70-90                     Monthly
                                    ------                ---------                  ---------
                                     Male         0.55% No Tobacco Use       0.90% No Tobacco Use
(See     Appendix    C    for                     0.90% Tobacco Use          1.25% Tobacco Use          (Pro-rata  from  the  variable
information   on   guaranteed                                                                           and fixed  investment  options
cost  of   insurance   rates.                                                                           in which you maintain  Account
See the  Prospectus  for cost                                                                           Value)
of   insurance    rates   for
Policies   issued   with  two
Insureds.)
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------

                                    Female        0.40% No Tobacco Use       0.75% No Tobacco Use
                                                  0.75% Tobacco Use          1.10% Tobacco Use
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.40% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Tax Charge                                       0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10
Charge (%)                                                                                               Upon Surrender or Withdrawal
                                                                                                            (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               7.75   7.50    7.25   6.50   5.75   5.00    4.25   3.50   2.75     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Tax          1      2       3      4      5      6       7      8      9      10
Charge (%)

------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               2.25    2.00   1.75   1.50   1.25    1.00   0.75   0.50   0.25     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------
[4]      What is the  Required  Death  Benefit?  The  Required  Death  Benefit  is the  minimum  amount  that must be payable at the
         Insured's  death,  before  reduction  for any Debt,  for the  Policy to be treated as life  insurance  under the Code.  The
         Required  Death Benefit is determined  by treating the Account Value as if it were a net single  premium.  We determine the
         Required  Death Benefit by dividing the Account Value by factors that are  determined as of the Policy Date.  These factors vary by the attained Age,  gender  (where  permitted),  tobacco usage class and risk class of each Insured.  When there are two Insureds,  the factors used to determine the Required Death Benefit are based on an actuarial  derivation of the factor applicable for each Insured.

[8]      What is the Account  Value?  The Account Value is the value of a Policy before any  deduction for any  contingent  deferred sales charge,  contingent  deferred tax charge or Debt. It is the total of the Account Value allocated to each  Sub-account and any Fixed  Allocation  plus any Account  Value in the Loan  Account.  You may  allocate  Account  Value to the variable investment  options,  which are each of the Sub-accounts of the Separate Account,  or to Fixed Allocations.  Any portion of the Account Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[12]     What is the Cash Value?  The Cash Value is the total Account Value less any contingent  deferred  sales charge,  contingent deferred tax charge and Debt.

[15]     How does my Policy  qualify for Cash Value  Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the
         Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums you have paid as of the Policy  Anniversary  date you  qualify.  Whether  your Cash  Value  meets or  exceeds  the  trigger  depends  on the  investment  performance  of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note, even if your Account  Value is greater than the Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash
         Value may be less than the Account Value due to the contingent  deferred sales charge,  the contingent  deferred tax charge and any Debt.

                                                               COSTS

[18]     What are the charges  assessed  against the  Separate  Account  and when are they paid?  We assess a mortality  and expense risk charge and an  administration  charge  against the assets in the  Separate  Account.  The  mortality  and expense risk charge is 0.90% per year.  The  mortality  and  expense  risk we assume is that  charges  and fees under the Policy will be insufficient  to meet  our  long-term  costs  and  expenses  in  issuing,  administering  and  paying  claims  based on our obligations  under the Policy.  The charge for the  administrative  expenses  connected with operating the Separate Account is 0.25% per year.  We assess  these  charges  each  Valuation  Period  against  the daily  value of each  Sub-account.  We reserve the right to assess the Separate  Account for any taxes that may be  attributed  to it.  Currently,  no such charge for taxes is assessed.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount,  in part because it is a percentage of your Account Value.  The  percentage of your Account Value that we charge  differs  depending on four factors:  (1)  whether we issue the Policy for only one  Insured  or for two;  (2) the Age(s) of the  Insured(s)  as of the
         Policy Date; (3) the gender of the  Insured(s),  where  permitted;  and (4) the tobacco usage  class(es) of the Insured(s).
         We reserve the right to also have the percentage decrease based on the size of the Premium.

         The actual charge is a monthly  charge.  The  equivalent  yearly cost of insurance  charges as of the Policy Date are shown below for a Policy  issued for one  Insured.  The charges  will be  different  if we are required by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                                       Gender          Tobacco Usage Class        Age 20-69         Age 70-90
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male              No Tobacco Use            0.55%             0.90%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female             No Tobacco Use            0.40%             0.75%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male               Tobacco User             0.90%             1.25%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female              Tobacco User             0.75%             1.10%
                                 ------------------- ------------------------- ----------------- ----------------

         If the Policy is issued for two Insureds,  the yearly  percentages of the Account Value we deduct for the cost of insurance will depend on the tobacco  usage classes of the  Insureds.  The  following  are examples of  applicable  charges as of the
         Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

               Gender (1st Insured)       Tobacco Usage Class       Gender (2nd Insured)      Tobacco Usage Class       Charge
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                No Tobacco Use          0.25%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                 Tobacco User           0.35%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                 Tobacco User           0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                No Tobacco Use          0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------

[22]     What  monthly  charges  apply only for a specified  number of Policy  Years?  We deduct the sales charge and the tax charge for a specified number of Policy Years.

[23a]    How much is the sales  charge and when do I pay it? We deduct the sales  charge  during  the first ten (10)  Policy  Years.
         It is a  percentage  of your  Account  Value and is the  equivalent  of 0.40% per year.  We deduct  this  charge  from your
         Account  Value each  Monthly  Processing  Day.  The charge is a  percentage  of your then  current  Account  Value.  If you surrender your Policy or take a partial  withdrawal,  we may deduct a contingent  deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in reduction or elimination  of the sales charge.  These are exactly the same  circumstances  that may result in reduction or  elimination of the  contingent  deferred  sales charge,  as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[23b]    How much is the tax charge and when do I pay it? We deduct the tax charge during the first ten (10) Policy  Years.  It is a percentage  of your Account  Value and is the  equivalent  of 0.25% per year. We deduct this charge from your Account Value each Monthly  Processing  Day. The charge is a percentage of your then current  Account Value. If you surrender your Policy or take a partial  withdrawal,  we deduct a contingent  deferred tax charge, as described below in response to the question
         "How much is the contingent deferred tax charge and when must I pay it?"}

[24]     What  are the  contingent  charges?  The  contingent  charges  are:  (1) the  contingent  deferred  sales  charge;  (2) the contingent deferred tax charge; (3) the maintenance fee; and (4) the transfer fee.

[25a]    How much is the  contingent  deferred  sales  charge  and when must I pay it? The  contingent  deferred  sales  charge is a percentage  of the Premium that is charged if you  surrender  or withdraw any amount:  (a) during the first nine (9) Policy
         Years;  and (b) that,  according to our rules, is a withdrawal of Premium,  not a withdrawal of Growth.  It may be assessed at the time of any partial  withdrawal or surrender,  unless the Policy qualifies for a  medically-related  waiver of these charges,  as discussed in the section of this  Prospectus  entitled  "Medically-Related  Waiver."  The  percentages  are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         7.75      7.50     7.25     6.50      5.75     5.00     4.25     3.50     2.75       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law, we may reduce the amount of the sales  charge and the  contingent deferred  sales charge,  the period during which such charges apply,  or both,  when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such factors as: (a) the size and type of group;
         (b) the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a
         Policy issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate or subsidiary of ours; (b) an officer,
         director,  employee,  retiree,  sales  representative,   or  in  the  case  of  an  affiliated  broker-dealer,   registered
         representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment manager, sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider  that is providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal and/or administrative  services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing,  Incorporated;  (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial,  auditing,  underwriting,  claims,  administrative,  computer support,  marketing,  office or other  services;  (g) the then  current  spouse of any such person noted in (b) through (f)
         above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through  (h);  and (j) the siblings of any such persons  noted in (b) through
         (h) above.

[25b]    How much is the  contingent  deferred  tax  charge,  and when  must I pay it?  The  contingent  deferred  tax  charge  is a percentage  of the Premium that is charged if you  surrender  or withdraw any amount:  (a) during the first nine (9) Policy
         Years;  and (b) that,  according to our rules,  is a withdrawal of Premium,  not a withdrawal of Growth.  It is assessed at the time of any partial  withdrawal  or surrender,  unless the Policy  qualifies  for a  medically-related  waiver of these charges,  as  discussed on the section of the  Prospectus  entitled  "Medically-Related  Waiver."  The  percentages  are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)          2.25     2.00     1.75     1.50      1.25     1.00     0.75     0.50     0.25       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

                                                          BUYING A POLICY

         Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.

                                                               LOANS

[43]     How much is available for a loan?  The maximum amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $500.00.

                                                        PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow partial  withdrawals  while the Insured is alive up to a maximum of 90% of the Cash Value,  except that,  where  permitted by law,  you may not take a partial  withdrawal  until after the end of the right to cancel period.  You may not make a partial withdrawal of less than $500.

[53]     Is there a charge for a partial  withdrawal?  We charge any  applicable  contingent  deferred  sales charge and  contingent deferred tax charge on the portion of any partial  withdrawal  that is not treated as a "free  withdrawal"  or for which we waive such charges  under the  medically-related  waiver  provision.  We take these charges  pro-rata  from the  investment options from which we take the Account Value as a result of the partial withdrawal.

[54]     What amount can I take as a free  withdrawal?  In any Policy Year the maximum  amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your partial  withdrawal  is $60,000.  You request a partial withdrawal  of $25,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy
              Year.  The free  withdrawal  amount is the greater of Growth,  which is the current  Account Value  ($60,000) less the
              Premium  ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free withdrawal  portion of this partial  withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the
              "surrender  charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable contingent  deferred sales charge and contingent  deferred tax charge on $15,000,  which is the portion of the partial withdrawal that exceeds the free withdrawal amount. The contingent  deferred sales charge and contingent  deferred tax charge would apply to the full amount of any  subsequent  partial  withdrawal  you request during the same Policy Year that was not eligible for a medically-related waiver.

|X|

         Assume the  Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the  "maximum  free withdrawal  amount" is $47,000.  Assume also that you have not  requested any other  partial  withdrawals  during this
              Policy Year. The free  withdrawal  amount is the greater of Growth,  which is the current Account Value ($47,000) less the Premium ($50,000),  or $3,000,  and 10% of the Premium,  which is $5,000.  Therefore,  the maximum free withdrawal amount is $5,000.  Assuming that this partial  withdrawal  request  occurs during the "surrender  charge  period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge and the contingent  deferred tax charge would apply to any subsequent  surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

                                                      MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver? A  medically-related  waiver is a waiver of the contingent  deferred sales charge and the contingent  deferred tax charge that would otherwise apply to a partial  withdrawal or surrender.  A  medically-related waiver is available by rider to the Policy and is currently at no charge to you.

                                                           REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must  receive  this  application  In Writing at our Office  within three years of the date the lapse  occurred as measured from the end of the grace period.  We may require  evidence of  insurability satisfactory  to us. In order to reinstate  your Policy,  you also must pay us a  reinstatement  amount,  including  any  applicable charges.

                                                              MATURITY

A Policy  "matures" as of the Policy  Anniversary on which the Insured is Age 95. If there are two Insureds,  a Policy  "matures" as of the  Policy  Anniversary  on which the  younger  Insured  is Age 95 or would  have  been Age 95 if the  younger  Insured  is then deceased.  We will pay out the Cash  Value  once the  Policy  matures.  The  Policy  will  then  end,  and we will not have any more obligations  under the Policy.  We may provide a rider,  where permitted by law, that allows the Policy to mature at a later date if there is adequate  guidance  available to us  regarding  the tax  treatment  of all  Policies if we were to permit  extension of the maturity  date.  Should we permit such  extension of the maturity  date,  we advise you to seek tax advice  regarding  your specific circumstances  should you want the Policy to mature at a later  date.  If the Policy is no longer  treated as life  insurance  after any  extension of maturity  date,  gain in the Policy may be taxable to you in the year of the original  maturity  date and all or a portion of the Death Proceeds may be taxable to the beneficiary.

                                                     POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect  before you surrendered  your prior policy.  Under our rules we will,  among other things,  increase the Account Value as of the Policy Date by the amount of the loan and allocate  that  portion of the  increased  Account  Value to the Loan  Account as  collateral  for the loan. By increasing the Account  Value,  there will be a  corresponding  increase in the Face Amount and the Required Death Benefit.
In addition,  for purposes of determining  the Guaranteed  Minimum Death Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  Any contingent  deferred sales charge and contingent  deferred tax charge will be based on the actual  amounts  received,  not such amounts plus the amount of the loan.  All charges that are calculated as a percentage of your Account Value will increase  because the Account Value will be increased by the amount of the loan.  Loans  established as part of a 1035 exchange will be treated as "preferred" loans (See "Loans" for a complete description).

                                                                ILLUSTRATIONS

         The  mortality and expense risk charge  assessed  against the assets in the Separate  Account is at an  annualized  rate of
         0.90%.

                                                            APPENDIX E-2
                   NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS FOR AS TROPHY POLICIES

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The  Required  Death  Benefit is  determined  by treating the Account  Value as if it were a net single  premium.  We determine  the
Required  Death Benefit by dividing the Account Value by the net single  premium  factors that are  determined for your Policy as of the Policy Date.  These  factors vary by the attained  Age,  gender  (where  permitted),  tobacco usage class and risk class of each
Insured.  The factors shown above are applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon  request.  Factors  for joint life  cases  depend  upon a  standard  insurance  industry  method  used to derive the applicable factor for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                   THIS PAGE IS INTENTIONALLY LEFT BLANK.

Issued by:                                                                                                    Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                             AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                             AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
                                                        One Corporate Drive
                                                         Shelton, CT 06484

SPVLI
                                                    PART II - OTHER INFORMATION

                                                 CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 92 pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Counsel consent                    FILED HEREWITH

         Ernst & Young LLP                  FILED HEREWITH

         Corporate Actuary Consent          FILED HEREWITH

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Modified Single Premium Variable Life Insurance Policy
                                    (a)     Single Life version incorporated by reference to Pre-effective
                                            Amendment No. 1 to Registration Statement No. 333-38119, filed via EDGAR March 4, 1998.
                                    (b)     Last Survivor version incorporated by reference to
                                            Pre-effective Amendment No. 1 to Registration Statement No. 333-38119, filed via EDGAR
                                            March 4, 1998.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance Corporation, incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No.
                                    33-19363, filed July 27, 1988.
                                    Filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010,
                                    filed March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

                           (10)     Form of Application for Modified Single Premium Variable Life Insurance Policy.  Filed via
                                    EDGAR with Pre-Effective Amendment No. 2 to this Registration Statement No. 333-38119, filed
                                    April 29, 1998.
(11)     Memorandum describing transfer and redemption procedures is incorporated by reference to Initial Registration Statement
                                    No. 333-38119 filed October 17, 1997.
(12)     Hypothetical Illustrations of Death benefits, Account Values and Cash Values.                             FILED HEREWITH

         Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 5 to this Registration Statement No.
         333-38119, filed April 27, 2001.
2.

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or 1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary                     FILED HEREWITH

                  8.       Opinion and Consent of Ernst & Young LLP             FILED HEREWITH

     9.
a)       Directors,  Lincoln R. Collins and Thomas M.  Mazzaferro,  incorporated by reference to  Post-Effective  Amendment No. 1 to
                  Registration Statement No. 333-53596, filed via EDGAR January 18, 2001.
b)       President and Chief  Executive  Officer,  Wade A. Dokken,  incorporated by reference to  Post-Effective  Amendment No. 6 to this Registration Statement No. 333-38119, filed via EDGAR July 25, 2001.
c)       Director  Robert G. Whitcher  incorporated  by reference to  Pre-Effective  Amendment No. 1 to  Registration  Statement No.
                  333-68714, filed via EDGAR November 9, 2001.

                                                    UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                              RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the "Corporation")
provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the Corporation, the
Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of Directors of the
Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2)
independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.  Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                  REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant
and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph (b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and
Exchange Commission (the "Commission") on request. (Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation. (Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under
Rule 12b-1 to finance distribution expenses. (Paragraph (b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.  Depositor bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for
Depositor to earn a profit; the degree to which the contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.
This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this  registration  statement to be signed on its behalf by the undersigned,  thereunto duly  authorized,  and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on 26th  day of April, 2002.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/ Lincoln R. Collins                                 Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Lincoln R. Collins, Senior Vice President                         Kathleen A. Chapman, Corporate Secretary
      and Chief Operating Officer

Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

     /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    April 26, 2002
          Carl A. Cavaliere               and Business Controller

    /s/ Thomas M. Mazzaferro              Executive Vice President,                         April 26, 2002
         Thomas M. Mazzaferro             Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.